NATIONWIDE VLI

SEPARATE

ACCOUNT-2

Annual Report

To

Policyholders

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account 2 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2) 1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)1

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)1

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)1

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 29, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 16, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from August 5, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from October 20, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from September 12, 2023 (inception) to December 31, 2023.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from August 21, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ABTGB	148	$4,288	$4,598	$-	$4,598	$-	$4,598
ALVDAA	10	85	89	1	90	-	90
ALVGIA	17,743	526,035	523,413	1	523,414	-	523,414
ALVIVB	4,975	74,330	73,176	-	73,176	1	73,175
ALVSVA	51,777	933,617	916,979	-	916,979	3	916,976
SVDF	31,692	882,295	648,426	3	648,429	-	648,429
SVOF	68,309	1,713,312	1,775,354	63	1,775,417	-	1,775,417
WFVSCG	45,615	541,583	358,532	-	358,532	-	358,532
ACVB	641,952	4,792,326	4,910,934	11	4,910,945	-	4,910,945
ACVCA	6,930	114,907	98,545	43	98,588	-	98,588
ACVI	53,877	632,908	570,017	47	570,064	-	570,064
ACVIG	197,303	1,730,642	1,513,311	2	1,513,313	-	1,513,313
ACVIP2	85,000	909,337	796,451	-	796,451	2	796,449
ACVMV1	76,250	1,558,794	1,482,309	3	1,482,312	-	1,482,312
ACVU1	1,098	22,552	28,175	-	28,175	5	28,170
AMVBC4	16,258	206,862	228,590	-	228,590	1	228,589
BRVHYI	101,000	722,930	690,840	3,580	694,420	-	694,420
MLVGA2	105,676	1,756,053	1,711,958	3	1,711,961	-	1,711,961
DGI	67,198	1,990,643	2,171,835	7	2,171,842	-	2,171,842
DSC	7,003	315,858	293,634	1	293,635	-	293,635
DSIF	822,926	39,377,761	56,847,742	135	56,847,877	-	56,847,877
DSRG	214,636	8,141,318	9,654,315	26	9,654,341	-	9,654,341
DVSCS	105,454	1,946,505	1,959,327	-	1,959,327	-	1,959,327
DWVSVS	4,970	203,597	189,546	-	189,546	-	189,546
DFVGMI	7,408	102,728	111,715	-	111,715	-	111,715
DFVIPS	12,084	129,869	109,485	2	109,487	-	109,487
DSGIBA	43,850	1,024,499	986,180	2	986,182	-	986,182
FQB	148,064	1,665,821	1,501,367	1	1,501,368	-	1,501,368
FVU2	10,466	107,451	94,405	-	94,405	1	94,404
FAMP	589,712	9,239,023	9,223,094	12	9,223,106	-	9,223,106
FCS	45,267	1,990,805	2,186,388	4	2,186,392	-	2,186,392
FEIP	1,589,147	35,858,520	39,490,294	478	39,490,772	-	39,490,772
FEMS	36,992	470,060	392,483	-	392,483	-	392,483
FF10S	32,994	423,868	373,167	-	373,167	-	373,167
FF20S	65,948	877,774	821,048	1	821,049	-	821,049
FF30S	134,414	2,048,043	2,057,871	1	2,057,872	-	2,057,872
FGP	1,106,101	81,063,205	102,978,016	789	102,978,805	-	102,978,805
FHIP	1,365,838	7,112,069	6,282,857	185	6,283,042	-	6,283,042
FIGBS	186,573	2,317,188	2,054,165	7	2,054,172	-	2,054,172
FMCS	170,856	5,806,796	6,135,448	9	6,135,457	-	6,135,457
FNRS2	74,163	1,735,336	1,823,663	201	1,823,864	-	1,823,864
FOP	144,183	2,891,454	3,722,796	15	3,722,811	-	3,722,811
FOS	173,267	3,784,748	4,449,488	10	4,449,498	-	4,449,498
FRESS	3,840	65,728	65,903	-	65,903	3	65,900
FVSS	61,810	912,219	1,018,626	3	1,018,629	-	1,018,629
FVSS2	4,369	65,935	73,189	-	73,189	1	73,188
FTVDM2	50,331	453,102	414,227	1	414,228	-	414,228
FTVFA2	39,790	210,006	194,973	-	194,973	1	194,972
FTVGI2	51,930	771,724	666,781	1	666,782	-	666,782
FTVIS2	94,792	1,416,939	1,346,044	2	1,346,046	-	1,346,046
FTVRDI	14,481	444,385	408,811	-	408,811	-	408,811
FTVSVI	174,426	2,621,528	2,469,871	4	2,469,875	-	2,469,875
TIF	2,749	38,649	40,049	-	40,049	2	40,047

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
TIF2	34,904	493,730	497,030	2	497,032	-	497,032
GVGMNS	1,574	19,692	17,862	1	17,863	-	17,863
GVMSAS	4,458	41,968	39,634	-	39,634	1	39,633
RVARS	1,747	46,883	45,236	3	45,239	-	45,239
ACEG	4,143	279,671	244,278	-	244,278	1	244,277
AVMCCI	3,296	28,692	32,264	-	32,264	1	32,263
IVBRA1	13,297	129,681	115,419	-	115,419	5	115,414
IVCPBI	554,768	3,231,644	3,184,367	7	3,184,374	-	3,184,374
OVAG	31,021	2,512,852	1,948,460	5	1,948,465	-	1,948,465
OVGS	600,590	22,368,491	21,957,554	32	21,957,586	-	21,957,586
OVIG	141,660	299,595	286,153	4	286,157	-	286,157
OVMS	294,898	4,154,416	4,529,628	6	4,529,634	-	4,529,634
OVSB	40,338	190,478	173,051	-	173,051	1	173,050
OVSC	42,753	1,042,811	1,150,490	2	1,150,492	-	1,150,492
WRASP	103,827	945,707	909,524	2	909,526	-	909,526
WRHIP	176,972	581,443	522,068	1	522,069	-	522,069
WRMCG	58,396	697,712	583,961	1	583,962	-	583,962
JABS	44,580	2,003,677	2,142,060	3	2,142,063	-	2,142,063
JACAS	122,832	4,826,008	5,219,137	12	5,219,149	-	5,219,149
JAEI	5,593	431,680	427,955	4	427,959	-	427,959
JAGTS	393,740	5,959,673	6,323,457	18	6,323,475	-	6,323,475
JAIGS	59,499	1,777,153	2,384,718	2	2,384,720	-	2,384,720
LOVTRC	12,579	206,146	178,619	-	178,619	-	178,619
MNDIC	30,420	473,154	393,639	-	393,639	1	393,638
MV2IGI	17,621	401,343	398,756	1	398,757	-	398,757
MV3MVI	32,942	342,205	323,822	-	323,822	1	323,821
MVFIC	167,924	3,370,802	3,571,740	6	3,571,746	-	3,571,746
MVIGIC	17,505	256,670	256,800	-	256,800	2	256,798
MSEM	67,800	478,196	372,902	1	372,903	-	372,903
MSVRE	27,691	474,031	402,633	-	402,633	3	402,630
DTRTFB	12,927	119,853	110,012	-	110,012	-	110,012
EIF	71,928	1,367,728	1,401,870	2	1,401,872	-	1,401,872
GBF	363,126	3,938,715	3,438,802	3	3,438,805	-	3,438,805
GEM	85,491	1,076,953	895,942	1	895,943	-	895,943
GIG	303,677	3,108,942	3,264,532	4	3,264,536	-	3,264,536
GVAAA2	142,566	3,586,457	3,624,037	6	3,624,043	-	3,624,043
GVABD2	28,654	331,019	312,614	-	312,614	1	312,613
GVAGG2	70,728	2,374,246	2,484,671	4	2,484,675	-	2,484,675
GVAGI2	15,380	864,941	967,075	3	967,078	-	967,078
GVAGR2	31,681	3,142,212	3,428,478	8	3,428,486	-	3,428,486
GVDMA	531,198	5,527,233	4,833,902	-	4,833,902	48	4,833,854
GVDMC	44,372	447,001	408,224	1	408,225	-	408,225
GVEX1	709,812	5,988,776	6,516,079	15	6,516,094	-	6,516,094
GVIDA	207,639	2,360,195	2,119,997	4	2,120,001	-	2,120,001
GVIDC	16,469	164,216	155,140	-	155,140	2	155,138
GVIDM	217,372	2,206,891	1,880,267	2	1,880,269	-	1,880,269
GVIX2	75,592	761,595	797,500	2	797,502	-	797,502
HIBF	133,218	845,356	771,332	2	771,334	-	771,334
IDPGI	17	167	175	-	175	1	174
MCIF	281,879	5,747,568	5,310,596	17	5,310,613	-	5,310,613
MSBF	63,729	575,540	532,772	-	532,772	-	532,772
NCPG	5,440	61,973	66,800	-	66,800	3	66,797
NCPGI	772	8,807	9,111	-	9,111	3	9,108

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVAMV1	333,602	5,122,601	5,601,184	8	5,601,192	-	5,601,192
NVAMVX	146,940	2,261,992	2,462,708	-	2,462,708	-	2,462,708
NVBX	17,748	165,536	162,927	-	162,927	-	162,927
NVCBD1	39,676	411,995	363,036	-	363,036	-	363,036
NVCCA1	62,017	639,848	666,682	1	666,683	-	666,683
NVCCN1	6,008	64,004	62,606	-	62,606	1	62,605
NVCMA1	57,977	543,322	600,065	3	600,068	-	600,068
NVCMC1	13,537	143,907	146,736	-	146,736	-	146,736
NVCMD1	90,505	963,235	999,174	2	999,176	-	999,176
NVCRA1	34,023	369,484	421,550	-	421,550	-	421,550
NVCRB1	35,529	381,886	398,632	-	398,632	-	398,632
NVDBL2	6,998	81,496	91,599	5	91,604	-	91,604
NVDCA2	7,048	102,000	88,170	5	88,175	-	88,175
NVDCAP	11,093	161,564	138,221	-	138,221	2	138,219
NVFIII	790	7,306	7,532	1	7,533	-	7,533
NVGEII	3,330	49,806	53,016	-	53,016	3	53,013
NVIDMP	58,657	551,098	505,034	1	505,035	-	505,035
NVIX	55,908	546,344	590,947	-	590,947	4	590,943
NVLCP1	64,407	730,980	636,342	-	636,342	1	636,341
NVMIG1	372,430	3,768,538	2,893,781	7	2,893,788	-	2,893,788
NVMIVX	41,037	411,689	480,959	-	480,959	1	480,958
NVMLG1	575,789	4,876,043	4,894,203	6	4,894,209	-	4,894,209
NVMMG1	4,558,357	42,519,906	28,580,901	67	28,580,968	-	28,580,968
NVMMV2	2,709,413	24,248,427	20,943,759	30	20,943,789	-	20,943,789
NVNMO1	1,234,216	13,111,451	15,538,779	39	15,538,818	-	15,538,818
NVNSR1	15,496	207,322	186,567	-	186,567	2	186,565
NVOLG1	4,380,111	79,747,654	92,420,342	193	92,420,535	-	92,420,535
NVRE1	828,482	5,920,614	6,105,913	8	6,105,921	-	6,105,921
NVSIX2	73,642	623,206	582,509	2	582,511	-	582,511
NVSTB2	7,483	74,531	71,908	-	71,908	2	71,906
NVTIV3	3,470	33,071	41,020	3	41,023	-	41,023
SAM	11,854,228	11,854,228	11,854,228	-	11,854,228	44	11,854,184
SCF	959,590	17,548,317	17,483,726	40	17,483,766	-	17,483,766
SCGF	132,419	2,119,643	1,816,789	3	1,816,792	-	1,816,792
SCVF	391,784	3,640,943	3,690,607	8	3,690,615	-	3,690,615
TRF	2,707,066	41,192,321	57,389,798	113	57,389,911	-	57,389,911
AMCG	70,057	1,843,295	1,865,627	8	1,865,635	-	1,865,635
AMINS	896	5,236	6,440	1	6,441	-	6,441
AMMCGS	7,116	203,475	163,103	-	163,103	-	163,103
AMRS	84	1,523	1,628	-	1,628	-	1,628
AMSRS	158,659	4,196,046	5,291,265	11	5,291,276	-	5,291,276
AMTB	131,847	1,369,349	1,271,000	21	1,271,021	-	1,271,021
NOTB3	689	13,713	9,463	-	9,463	-	9,463
NOTG3	254	3,873	3,044	-	3,044	-	3,044
NOTMG3	11	158	126	-	126	3	123
PMVAAA	36,157	363,951	327,224	-	327,224	1	327,223
PMVFBA	6,736	63,448	50,992	-	50,992	-	50,992
PMVLDA	90,096	915,723	864,920	-	864,920	1	864,919
PMVRSA	39,225	233,022	209,856	-	209,856	-	209,856
PVSTA	14,423	147,041	147,548	-	147,548	2	147,546
PVEIB	34,724	945,035	1,000,754	2	1,000,756	-	1,000,756
PVGOB	157,375	1,844,381	2,121,412	6	2,121,418	-	2,121,418
PVTIGB	16,266	224,103	248,389	-	248,389	-	248,389

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
TRHS2	82,962	4,109,114	4,301,587	5	4,301,592	-	4,301,592
TRLT2	9,498	45,535	44,070	-	44,070	-	44,070
TRMCG2	324	9,177	8,760	-	8,760	-	8,760
VWBF	79,781	647,308	607,932	-	607,932	-	607,932
VWEM	201,602	2,476,656	1,856,756	-	1,856,756	4	1,856,752
VWHA	104,480	2,460,673	2,778,117	-	2,778,117	3	2,778,114
VRVDRI	4,819	108,369	93,443	-	93,443	-	93,443

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVB	ALVSVA	SVDF	SVOF	WFVSCG
Reinvested dividends	$-	1	7,488	497	9,078	-	-	-
Mortality and expense risk charges (note 3)	(6)	-	(2,179)	(367)	(3,493)	(3,641)	(11,964)	(1,901)

Net investment income (loss)	(6)	1	5,309	130	5,585	(3,641)	(11,964)	(1,901)

Realized gain (loss) on investments	-	(40)	(2,240)	(78)	(9,335)	(19,884)	(13,395)	(15,743)
Change in unrealized gain (loss) on investments	311	58	12,537	9,888	67,798	131,162	253,582	31,640

Net gain (loss) on investments	311	18	10,297	9,810	58,463	111,278	240,187	15,897

Reinvested capital gains	-	-	39,377	-	71,493	-	136,374	-

Net increase (decrease) in contract owners’ equity resulting from operations	$305	19	54,983	9,940	135,541	107,637	364,597	13,996

Investment Activity*:	ACVB	ACVCA	ACVI	ACVIG	ACVIP2	ACVMV1	ACVU1	AMVBC4
Reinvested dividends	$89,684	-	8,001	21,584	27,446	33,318	-	3,461
Mortality and expense risk charges (note 3)	(32,806)	(643)	(2,977)	(6,728)	(4,215)	(6,591)	(1,437)	(969)

Net investment income (loss)	56,878	(643)	5,024	14,856	23,231	26,727	(1,437)	2,492

Realized gain (loss) on investments	(91,946)	(425)	(2,536)	(69,795)	(9,119)	(8,496)	(922)	1,895
Change in unrealized gain (loss) on investments	697,023	17,295	61,157	172,886	8,734	(100,573)	39,103	23,993

Net gain (loss) on investments	605,077	16,870	58,621	103,091	(385)	(109,069)	38,181	25,888

Reinvested capital gains	-	129	-	-	-	159,808	11,934	1,671

Net increase (decrease) in contract owners’ equity resulting from operations	$661,955	16,356	63,645	117,947	22,846	77,466	48,678	30,051

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	BRVHYI	MLVGA2	DGI	DSC	DSIF	DSRG	DVSCS	DWVSVS
Reinvested dividends	$40,802	34,123	13,104	903	742,240	64,612	19,487	1,296
Mortality and expense risk charges (note 3)	(3,165)	(8,276)	(8,484)	(1,441)	(237,944)	(45,519)	(9,549)	(989)

Net investment income (loss)	37,637	25,847	4,620	(538)	504,296	19,093	9,938	307

Realized gain (loss) on investments	(8,935)	(1,196)	(9,218)	(5,622)	1,655,243	165,379	(40,941)	11,459
Change in unrealized gain (loss) on investments	45,860	163,479	249,398	24,855	7,712,285	635,050	185,774	(6,305)

Net gain (loss) on investments	36,925	162,283	240,180	19,233	9,367,528	800,429	144,833	5,154

Reinvested capital gains	-	-	212,606	6,087	1,906,959	1,037,552	101,729	8,689

Net increase (decrease) in contract owners’ equity resulting from operations	$74,562	188,130	457,406	24,782	11,778,783	1,857,074	256,500	14,150

Investment Activity*:	DFVGMI	DFVIPS	DSGIBA	FQB	FVU2	FAMP	FCS	FEIP
Reinvested dividends	$2,839	4,202	29,263	38,327	1,619	207,622	7,687	726,602
Mortality and expense risk charges (note 3)	(513)	(538)	(4,634)	(10,088)	(440)	(44,700)	(8,373)	(188,630)

Net investment income (loss)	2,326	3,664	24,629	28,239	1,179	162,922	(686)	537,972

Realized gain (loss) on investments	977	(1,139)	(2,362)	(9,070)	(566)	(72,373)	4,950	400,969
Change in unrealized gain (loss) on investments	7,221	1,017	102,239	58,621	6,368	846,337	395,274	1,663,782

Net gain (loss) on investments	8,198	(122)	99,877	49,551	5,802	773,964	400,224	2,064,751

Reinvested capital gains	1,155	-	-	-	-	95,050	65,455	1,090,661

Net increase (decrease) in contract owners’ equity resulting from operations	$11,679	3,542	124,506	77,790	6,981	1,031,936	464,993	3,693,384

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FEMS	FF10S	FF20S	FF30S	FGP	FHIP	FIGBS	FMCS
Reinvested dividends	$8,074	13,974	24,956	47,838	119,658	345,493	52,094	29,791
Mortality and expense risk charges (note 3)	(1,880)	(1,817)	(4,196)	(10,523)	(458,370)	(29,488)	(7,407)	(28,082)

Net investment income (loss)	6,194	12,157	20,760	37,315	(338,712)	316,005	44,687	1,709

Realized gain (loss) on investments	(1,430)	(1,758)	(1,086)	35,648	5,254,658	(138,575)	(29,544)	(36,431)
Change in unrealized gain (loss) on investments	20,754	(3,433)	64,449	190,350	18,737,332	402,748	104,349	662,724

Net gain (loss) on investments	19,324	(5,191)	63,363	225,998	23,991,990	264,173	74,805	626,293

Reinvested capital gains	-	24,433	5,673	-	4,306,453	-	-	161,522

Net increase (decrease) in contract owners’ equity resulting from operations	$25,518	31,399	89,796	263,313	27,959,731	580,178	119,492	789,524

Investment Activity*:	FNRS2	FOP	FOS	FRESS	FVSS	FVSS2	FTVDM2	FTVFA2
Reinvested dividends	$49,163	36,248	39,757	1,563	10,330	497	8,301	2,779
Mortality and expense risk charges (note 3)	(9,622)	(14,056)	(21,668)	(429)	(5,411)	(250)	(1,865)	(976)

Net investment income (loss)	39,541	22,192	18,089	1,134	4,919	247	6,436	1,803

Realized gain (loss) on investments	84,779	233,320	49,930	(18,981)	38,519	32	(18,872)	(12,648)
Change in unrealized gain (loss) on investments	(148,985)	395,916	666,594	20,109	96,879	7,058	55,053	32,515

Net gain (loss) on investments	(64,206)	629,236	716,524	1,128	135,398	7,090	36,181	19,867

Reinvested capital gains	-	9,168	11,139	3,448	36,714	2,065	301	3,226

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,665)	660,596	745,752	5,710	177,031	9,402	42,918	24,896

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVGI2	FTVIS2	FTVRDI	FTVSVI	TIF	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$-	67,863	4,275	17,972	1,274	15,294	293	2,528
Mortality and expense risk charges (note 3)	(3,047)	(6,455)	-	(11,651)	(167)	(1,976)	(85)	(191)

Net investment income (loss)	(3,047)	61,408	4,275	6,321	1,107	13,318	208	2,337

Realized gain (loss) on investments	(41,014)	(11,721)	200	(91,762)	(115)	(8,104)	(121)	(360)
Change in unrealized gain (loss) on investments	60,801	(37,538)	2,549	240,638	5,975	81,600	2,283	723

Net gain (loss) on investments	19,787	(49,259)	2,749	148,876	5,860	73,496	2,162	363

Reinvested capital gains	-	82,272	38,747	129,825	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,740	94,421	45,771	285,022	6,967	86,814	2,370	2,700

Investment Activity*:	RVARS	ACEG	AVMCCI	IVBRA1	IVCPBI	OVAG	OVGS	OVIG
Reinvested dividends	$1,534	-	51	-	80,330	-	45,466	1,085
Mortality and expense risk charges (note 3)	(273)	(509)	(128)	(643)	(17,890)	(10,417)	(98,449)	(972)

Net investment income (loss)	1,261	(509)	(77)	(643)	62,440	(10,417)	(52,983)	113

Realized gain (loss) on investments	49	(13,326)	(623)	(39,180)	(8,359)	(78,216)	(277,147)	(15,875)
Change in unrealized gain (loss) on investments	763	69,365	4,385	52,101	108,535	306,556	3,784,070	54,616

Net gain (loss) on investments	812	56,039	3,762	12,921	100,176	228,340	3,506,923	38,741

Reinvested capital gains	-	3,816	-	-	-	-	2,299,196	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,073	59,346	3,685	12,278	162,616	217,923	5,753,136	38,854

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	OVMS	OVSB	OVSC	WRASP	WRHIP	WRMCG	JABS	JACAS
Reinvested dividends	$82,996	-	11,595	18,505	31,343	-	36,595	5,786
Mortality and expense risk charges (note 3)	(22,144)	(710)	(4,790)	(4,657)	(2,566)	(3,311)	(10,204)	(21,394)

Net investment income (loss)	60,852	(710)	6,805	13,848	28,777	(3,311)	26,391	(15,608)

Realized gain (loss) on investments	21,747	(1,973)	2,117	(14,229)	(9,503)	(95,114)	15,524	(10,746)
Change in unrealized gain (loss) on investments	414,647	15,584	151,924	111,253	34,807	123,499	236,405	1,516,723

Net gain (loss) on investments	436,394	13,611	154,041	97,024	25,304	28,385	251,929	1,505,977

Reinvested capital gains	-	-	-	-	-	74,193	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$497,246	12,901	160,846	110,872	54,081	99,267	278,320	1,490,369

Investment Activity*:	JAEI	JAGTS	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC
Reinvested dividends	$649	-	33,477	7,612	-	1,084	7,033	56,058
Mortality and expense risk charges (note 3)	(1,892)	(23,441)	(11,733)	(885)	(2,361)	(817)	(2,084)	(14,815)

Net investment income (loss)	(1,243)	(23,441)	21,744	6,727	(2,361)	267	4,949	41,243

Realized gain (loss) on investments	(1,896)	(68,911)	107,055	(1,072)	(199,344)	(1,409)	(25,052)	8,759
Change in unrealized gain (loss) on investments	29,114	2,121,736	97,747	4,171	252,309	30,170	51,930	(39,638)

Net gain (loss) on investments	27,218	2,052,825	204,802	3,099	52,965	28,761	26,878	(30,879)

Reinvested capital gains	26,811	-	-	-	-	18,759	13,338	235,627

Net increase (decrease) in contract owners’ equity resulting from operations	$52,786	2,029,384	226,546	9,826	50,604	47,787	45,165	245,991

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MVIGIC	MSEM	MSVRE	DTRTFB	EIF	GBF	GEM	GIG
Reinvested dividends	$2,670	30,191	8,334	3,437	24,975	92,285	15,287	84,888
Mortality and expense risk charges (note 3)	(1,206)	(1,802)	(1,517)	(416)	(5,993)	(16,665)	(3,993)	(14,015)

Net investment income (loss)	1,464	28,389	6,817	3,021	18,982	75,620	11,294	70,873

Realized gain (loss) on investments	398	(20,825)	(96,240)	(430)	18,875	(82,356)	10,620	(39,572)
Change in unrealized gain (loss) on investments	21,204	30,532	149,461	1,777	2,174	149,506	10,728	562,839

Net gain (loss) on investments	21,602	9,707	53,221	1,347	21,049	67,150	21,348	523,267

Reinvested capital gains	7,613	-	-	-	108,669	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,679	38,096	60,038	4,368	148,700	142,770	32,642	594,140

Investment Activity*:	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1
Reinvested dividends	$-	-	-	-	-	-	-	79,267
Mortality and expense risk charges (note 3)	(17,254)	(1,491)	(11,030)	(3,816)	(13,885)	(22,404)	(2,742)	(32,125)

Net investment income (loss)	(17,254)	(1,491)	(11,030)	(3,816)	(13,885)	(22,404)	(2,742)	47,142

Realized gain (loss) on investments	20,862	(1,594)	27,964	27,138	64,856	(437,206)	(23,845)	(2,404,180)
Change in unrealized gain (loss) on investments	74,410	14,671	193,806	86,739	535,545	1,160,151	66,596	3,763,692

Net gain (loss) on investments	95,272	13,077	221,770	113,877	600,401	722,945	42,751	1,359,512

Reinvested capital gains	354,366	-	239,077	79,691	343,722	51,917	-	7,584

Net increase (decrease) in contract owners’ equity resulting from operations	$432,384	11,586	449,817	189,752	930,238	752,458	40,009	1,414,238

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVIDA	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF
Reinvested dividends	$-	-	-	17,213	44,280	-	-	62,096
Mortality and expense risk charges (note 3)	(10,596)	(789)	(7,219)	(3,678)	(2,950)	-	-	(26,012)

Net investment income (loss)	(10,596)	(789)	(7,219)	13,535	41,330	-	-	36,084

Realized gain (loss) on investments	(42,411)	(2,580)	(223,754)	(1,220)	(10,666)	(33)	(1)	(223,602)
Change in unrealized gain (loss) on investments	372,350	15,030	485,527	101,556	56,966	47	15	671,382

Net gain (loss) on investments	329,939	12,450	261,773	100,336	46,300	14	14	447,780

Reinvested capital gains	22,351	-	-	-	-	-	-	261,725

Net increase (decrease) in contract owners’ equity resulting from operations	$341,694	11,661	254,554	113,871	87,630	14	14	745,589

Investment Activity*:	MSBF	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1
Reinvested dividends	$46,630	-	-	95,359	45,679	4,047	11,090	-
Mortality and expense risk charges (note 3)	(3,859)	(313)	(44)	(26,948)	(13,352)	(736)	(2,205)	(3,307)

Net investment income (loss)	42,771	(313)	(44)	68,411	32,327	3,311	8,885	(3,307)

Realized gain (loss) on investments	(34,049)	21	(36)	79,373	154,125	(13,442)	(33,713)	(20,345)
Change in unrealized gain (loss) on investments	9,774	6,476	1,112	(6,679)	(130,106)	15,799	42,333	69,393

Net gain (loss) on investments	(24,275)	6,497	1,076	72,694	24,019	2,357	8,620	49,048

Reinvested capital gains	44,886	1,058	-	302,647	155,639	-	-	46,491

Net increase (decrease) in contract owners’ equity resulting from operations	$63,382	7,242	1,032	443,752	211,985	5,668	17,505	92,232

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(309)	(3,423)	(584)	(4,404)	(2,198)	(1,967)	(481)	(530)

Net investment income (loss)	(309)	(3,423)	(584)	(4,404)	(2,198)	(1,967)	(481)	(530)

Realized gain (loss) on investments	(533)	1,577	(345)	(5,376)	6,979	509	(2,142)	(7,702)
Change in unrealized gain (loss) on investments	4,446	62,221	6,987	77,294	41,564	28,908	13,010	20,858

Net gain (loss) on investments	3,913	63,798	6,642	71,918	48,543	29,417	10,868	13,156

Reinvested capital gains	1,242	37,852	7,101	60,826	25,228	19,271	-	82

Net increase (decrease) in contract owners’ equity resulting from operations	$4,846	98,227	13,159	128,340	71,573	46,721	10,387	12,708

Investment Activity*:	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIX	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$-	188	693	-	14,142	22,738	52,716	12,371
Mortality and expense risk charges (note 3)	(690)	(33)	(123)	(2,641)	(2,773)	(3,140)	(14,295)	(2,340)

Net investment income (loss)	(690)	155	570	(2,641)	11,369	19,598	38,421	10,031

Realized gain (loss) on investments	(10,615)	16	(58)	(41,085)	(952)	(10,888)	(141,429)	6,746
Change in unrealized gain (loss) on investments	31,706	159	6,449	106,873	74,944	32,266	490,127	47,768

Net gain (loss) on investments	21,091	175	6,391	65,788	73,992	21,378	348,698	54,514

Reinvested capital gains	126	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,527	330	6,961	63,147	85,361	40,976	387,119	64,545

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1	NVSIX2
Reinvested dividends	$210,011	-	307,777	73,662	570	1,234,914	132,443	6,047
Mortality and expense risk charges (note 3)	(17,579)	(136,377)	(102,863)	(69,331)	(846)	(400,707)	(24,602)	(2,602)

Net investment income (loss)	192,432	(136,377)	204,914	4,331	(276)	834,207	107,841	3,445

Realized gain (loss) on investments	(12,029)	(2,015,434)	(622,989)	64,515	(520)	(334,714)	65,598	(3,410)
Change in unrealized gain (loss) on investments	745,560	7,031,695	(1,012,824)	1,833,915	12,146	17,483,525	332,542	74,207

Net gain (loss) on investments	733,531	5,016,261	(1,635,813)	1,898,430	11,626	17,148,811	398,140	70,797

Reinvested capital gains	202,826	-	3,021,884	1,054,900	19,880	-	129,179	3,201

Net increase (decrease) in contract owners’ equity resulting from operations	$1,128,789	4,879,884	1,590,985	2,957,661	31,230	17,983,018	635,160	77,443

Investment Activity*:	NVSTB2	NVTIV3	SAM	SCF	SCGF	SCVF	TRF	AMCG
Reinvested dividends	$2,549	969	633,262	82,542	-	14,821	757,859	-
Mortality and expense risk charges (note 3)	(421)	(208)	(63,067)	(79,094)	(5,957)	(16,733)	(295,707)	(6,887)

Net investment income (loss)	2,128	761	570,195	3,448	(5,957)	(1,912)	462,152	(6,887)

Realized gain (loss) on investments	(3,437)	193	-	(529,575)	(31,446)	(314,315)	2,230,309	(311)
Change in unrealized gain (loss) on investments	5,274	4,680	-	2,525,758	274,548	703,822	(3,992,853)	301,656

Net gain (loss) on investments	1,837	4,873	-	1,996,183	243,102	389,507	(1,762,544)	301,345

Reinvested capital gains	-	-	1	94,441	-	168,151	5,503,219	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,965	5,634	570,196	2,094,072	237,145	555,746	4,202,827	294,458

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMINS	AMMCGS	AMRS	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3
Reinvested dividends	$3	-	8	16,526	55,843	16	11	-
Mortality and expense risk charges (note 3)	-	(800)	-	(10,243)	(5,644)	(47)	(15)	-

Net investment income (loss)	3	(800)	8	6,283	50,199	(31)	(4)	-

Realized gain (loss) on investments	(5,746)	(10,855)	2	48,319	(21,307)	(995)	(626)	(29)
Change in unrealized gain (loss) on investments	8,324	39,576	105	1,009,962	39,597	1,749	928	39

Net gain (loss) on investments	2,578	28,721	107	1,058,281	18,290	754	302	10

Reinvested capital gains	-	-	68	77,983	-	44	4	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,581	27,921	183	1,142,547	68,489	767	302	10

Investment Activity*:	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PVSTA	PVEIB	PVGOB	PVTIGB
Reinvested dividends	$9,204	1,279	31,091	54,635	3,310	16,315	-	86
Mortality and expense risk charges (note 3)	(1,553)	(253)	(2,649)	(1,319)	(373)	(4,148)	(8,242)	(1,117)

Net investment income (loss)	7,651	1,026	28,442	53,316	2,937	12,167	(8,242)	(1,031)

Realized gain (loss) on investments	(7,808)	(5,388)	(5,109)	(142,443)	229	16,983	13,011	1,236
Change in unrealized gain (loss) on investments	23,540	7,156	16,022	54,141	468	51,876	554,014	39,371

Net gain (loss) on investments	15,732	1,768	10,913	(88,302)	697	68,859	567,025	40,607

Reinvested capital gains	-	-	-	-	-	45,733	21,571	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,383	2,794	39,355	(34,986)	3,634	126,759	580,354	39,576

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	TRHS2	TRLT2	TRMCG2	VWBF	VWEM	VWHA	VRVDRI
Reinvested dividends	$-	1,317	-	24,283	64,862	80,689	2,222
Mortality and expense risk charges (note 3)	(20,987)	-	(1)	(3,367)	(9,190)	(14,086)	(444)

Net investment income (loss)	(20,987)	1,317	(1)	20,916	55,672	66,603	1,778

Realized gain (loss) on investments	117,799	(7)	-	(14,955)	(106,014)	114,377	(3,534)
Change in unrealized gain (loss) on investments	(171,101)	668	(416)	54,548	219,055	(316,946)	6,192

Net gain (loss) on investments	(53,302)	661	(416)	39,593	113,041	(202,569)	2,658

Reinvested capital gains	159,102	-	545	-	-	-	909

Net increase (decrease) in contract owners’ equity resulting from operations	$84,813	1,978	128	60,509	168,713	(135,966)	5,345

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABTGB		ALVDAA		ALVGIA		ALVIVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(6)	-	1	6	5,309	4,773	130	2,531
Realized gain (loss) on investments	-	-	(40)	(23)	(2,240)	2,175	(78)	(774)
Change in unrealized gain (loss) on investments	311	-	58	(144)	12,537	(109,871)	9,888	(13,954)
Reinvested capital gains	-	-	-	85	39,377	78,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	305	-	19	(76)	54,983	(24,222)	9,940	(12,197)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	67	149	20,649	19,722	350	1,064
Transfers between funds	4,302	-	-	144,398	2,930	33,874	1,549	67
Surrenders (notes 2, 3, 4, 5 and 6)	(8)	-	(210)	(150,577)	(47,520)	(42,455)	(6,877)	(4,567)
Adjustments to maintain reserves	(1)	-	5	(15)	29	(62)	(15)	2

Net equity transactions	4,293	-	(138)	(6,045)	(23,912)	11,079	(4,993)	(3,434)

Net change in contract owners’ equity	4,598	-	(119)	(6,121)	31,071	(13,143)	4,947	(15,631)
Contract owners’ equity at beginning of period	-	-	209	6,330	492,343	505,486	68,228	83,859

Contract owners’ equity at end of period	$4,598	-	90	209	523,414	492,343	73,175	68,228

CHANGE IN UNITS:
Beginning units	-	-	16	380	10,071	9,858	7,924	8,354
Units purchased	416	-	24	27	619	1,168	203	118
Units surrendered	(1)	-	(34)	(391)	(1,102)	(955)	(689)	(548)

Ending units	415	-	6	16	9,588	10,071	7,438	7,924

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVSVA		SVDF		SVOF		WFVSCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,585	6,224	(3,641)	(3,689)	(11,964)	(11,824)	(1,901)	(2,558)
Realized gain (loss) on investments	(9,335)	40,589	(19,884)	(6,825)	(13,395)	9,110	(15,743)	(21,039)
Change in unrealized gain (loss) on investments	67,798	(362,348)	131,162	(537,620)	253,582	(712,687)	31,640	(326,589)
Reinvested capital gains	71,493	135,835	-	213,406	136,374	306,987	-	85,952

Net increase (decrease) in contract owners’ equity resulting from operations	135,541	(179,700)	107,637	(334,728)	364,597	(408,414)	13,996	(264,234)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,120	28,266	5,008	7,727	(10,570)	1,065	7,876	7,262
Transfers between funds	(49,888)	(209,690)	2,641	22,943	(5,739)	(4)	(53,389)	(91,996)
Surrenders (notes 2, 3, 4, 5 and 6)	(51,734)	(63,724)	(20,645)	(15,135)	(19,743)	(65,135)	(29,348)	(34,641)
Adjustments to maintain reserves	(13)	(11)	(8)	120	44	146	7	8

Net equity transactions	(82,515)	(245,159)	(13,004)	15,655	(36,008)	(63,928)	(74,854)	(119,367)

Net change in contract owners’ equity	53,026	(424,859)	94,633	(319,073)	328,589	(472,342)	(60,858)	(383,601)
Contract owners’ equity at beginning of period	863,950	1,288,809	553,796	872,869	1,446,828	1,919,170	419,390	802,991

Contract owners’ equity at end of period	$916,976	863,950	648,429	553,796	1,775,417	1,446,828	358,532	419,390

CHANGE IN UNITS:
Beginning units	14,787	18,510	8,951	8,668	29,897	31,262	9,527	11,907
Units purchased	511	2,287	268	610	15	153	187	415
Units surrendered	(1,869)	(6,010)	(438)	(327)	(657)	(1,518)	(1,854)	(2,795)

Ending units	13,429	14,787	8,781	8,951	29,255	29,897	7,860	9,527

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVB		ACVCA		ACVI		ACVIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$56,878	25,070	(643)	(629)	5,024	5,793	14,856	21,498
Realized gain (loss) on investments	(91,946)	6,322	(425)	(458)	(2,536)	(3,870)	(69,795)	(14,332)
Change in unrealized gain (loss) on investments	697,023	(1,831,544)	17,295	(44,929)	61,157	(286,350)	172,886	(651,086)
Reinvested capital gains	-	770,202	129	12,563	-	91,671	-	398,617

Net increase (decrease) in contract owners’ equity resulting from operations	661,955	(1,029,950)	16,356	(33,453)	63,645	(192,756)	117,947	(245,303)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	80,164	74,264	215	498	2,814	3,022	33,237	36,302
Transfers between funds	(13,639)	(78,719)	-	-	(6,617)	4,818	(50,590)	(42,252)
Surrenders (notes 2, 3, 4, 5 and 6)	(340,840)	(347,051)	(848)	(1,313)	(33,219)	(40,035)	(142,598)	(131,912)
Adjustments to maintain reserves	35	(335)	(6)	51	(62)	172	250	(94)

Net equity transactions	(274,280)	(351,841)	(639)	(764)	(37,084)	(32,023)	(159,701)	(137,956)

Net change in contract owners’ equity	387,675	(1,381,791)	15,717	(34,217)	26,561	(224,779)	(41,754)	(383,259)
Contract owners’ equity at beginning of period	4,523,270	5,905,061	82,871	117,088	543,503	768,282	1,555,067	1,938,326

Contract owners’ equity at end of period	$4,910,945	4,523,270	98,588	82,871	570,064	543,503	1,513,313	1,555,067

CHANGE IN UNITS:
Beginning units	127,031	133,333	597	605	24,802	25,642	40,576	44,127
Units purchased	1,852	2,264	-	8	141	343	3,896	2,899
Units surrendered	(6,969)	(8,566)	(7)	(16)	(1,702)	(1,183)	(7,834)	(6,450)

Ending units	121,914	127,031	590	597	23,241	24,802	36,638	40,576

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVIP2		ACVMV1		ACVU1		AMVBC4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$23,231	43,613	26,727	24,048	(1,437)	(1,568)	2,492	1,984
Realized gain (loss) on investments	(9,119)	(234)	(8,496)	4,918	(922)	2,157	1,895	9
Change in unrealized gain (loss) on investments	8,734	(181,010)	(100,573)	(235,178)	39,103	(89,780)	23,993	(2,265)
Reinvested capital gains	-	4,965	159,808	173,920	11,934	17,593	1,671	4

Net increase (decrease) in contract owners’ equity resulting from operations	22,846	(132,666)	77,466	(32,292)	48,678	(71,598)	30,051	(268)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,149	30,132	24,594	26,811	-	-	6,279	151
Transfers between funds	(34,716)	523,687	23,019	235,318	-	1,035	45,289	150,911
Surrenders (notes 2, 3, 4, 5 and 6)	(75,680)	(284,752)	(88,192)	(159,246)	(162,343)	(2,297)	(3,642)	(180)
Adjustments to maintain reserves	16	(10)	31	50	(9)	35	(4)	2

Net equity transactions	(78,231)	269,057	(40,548)	102,933	(162,352)	(1,227)	47,922	150,884

Net change in contract owners’ equity	(55,385)	136,391	36,918	70,641	(113,674)	(72,825)	77,973	150,616
Contract owners’ equity at beginning of period	851,834	715,443	1,445,394	1,374,753	141,844	214,669	150,616	-

Contract owners’ equity at end of period	$796,449	851,834	1,482,312	1,445,394	28,170	141,844	228,589	150,616

CHANGE IN UNITS:
Beginning units	52,165	37,790	30,630	28,736	3,300	3,342	15,269	-
Units purchased	2,755	24,643	1,405	6,335	-	-	4,991	15,287
Units surrendered	(7,654)	(10,268)	(2,294)	(4,441)	(2,863)	(42)	(350)	(18)

Ending units	47,266	52,165	29,741	30,630	437	3,300	19,910	15,269

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHYI		MLVGA2		DGI		DSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$37,637	26,432	25,847	(8,962)	4,620	6,934	(538)	(1,540)
Realized gain (loss) on investments	(8,935)	(2,342)	(1,196)	(7,097)	(9,218)	11	(5,622)	(2,422)
Change in unrealized gain (loss) on investments	45,860	(89,252)	163,479	(340,750)	249,398	(706,545)	24,855	(114,347)
Reinvested capital gains	-	-	-	23,043	212,606	371,512	6,087	60,382

Net increase (decrease) in contract owners’ equity resulting from operations	74,562	(65,162)	188,130	(333,766)	457,406	(328,088)	24,782	(57,927)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	26,348	7,270	55,183	61,630	28,702	26,600	14,576	11,833
Transfers between funds	72,185	41,180	30,008	155,666	11,819	26,700	846	(500)
Surrenders (notes 2, 3, 4, 5 and 6)	(37,780)	(22,688)	(188,275)	(213,581)	(106,078)	(98,665)	(25,368)	(15,645)
Adjustments to maintain reserves	799	567	5	(3,558)	36	(28)	(34)	(25)

Net equity transactions	61,552	26,329	(103,079)	157	(65,521)	(45,393)	(9,980)	(4,337)

Net change in contract owners’ equity	136,114	(38,833)	85,051	(333,609)	391,885	(373,481)	14,802	(62,264)
Contract owners’ equity at beginning of period	558,306	597,139	1,626,910	1,960,519	1,779,957	2,153,438	278,833	341,097

Contract owners’ equity at end of period	$694,420	558,306	1,711,961	1,626,910	2,171,842	1,779,957	293,635	278,833

CHANGE IN UNITS:
Beginning units	48,862	46,618	75,991	76,589	32,490	33,410	8,327	8,453
Units purchased	8,367	4,437	4,149	11,363	1,198	1,269	614	479
Units surrendered	(3,278)	(2,193)	(8,751)	(11,961)	(2,259)	(2,189)	(879)	(605)

Ending units	53,951	48,862	71,389	75,991	31,429	32,490	8,062	8,327

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSIF		DSRG		DVSCS		DWVSVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$504,296	455,716	19,093	1,160	9,938	7,970	307	21
Realized gain (loss) on investments	1,655,243	2,601,764	165,379	339,502	(40,941)	(8,736)	11,459	26,693
Change in unrealized gain (loss) on investments	7,712,285	(18,939,489)	635,050	(3,616,991)	185,774	(644,305)	(6,305)	(74,019)
Reinvested capital gains	1,906,959	4,471,278	1,037,552	665,660	101,729	245,096	8,689	16,056

Net increase (decrease) in contract owners’ equity resulting from operations	11,778,783	(11,410,731)	1,857,074	(2,610,669)	256,500	(399,975)	14,150	(31,249)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	929,268	984,513	210,819	217,508	30,301	31,779	2,013	2,527
Transfers between funds	93,814	(248,691)	(33,358)	(23,380)	(29,465)	(32,162)	(34,265)	(152,943)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,455,018)	(4,174,664)	(617,698)	(808,234)	(114,804)	(170,707)	(4,713)	(13,598)
Adjustments to maintain reserves	(1,446)	(285)	514	(171)	260	(25)	(5)	14

Net equity transactions	(2,433,382)	(3,439,127)	(439,723)	(614,277)	(113,708)	(171,115)	(36,970)	(164,000)

Net change in contract owners’ equity	9,345,401	(14,849,858)	1,417,351	(3,224,946)	142,792	(571,090)	(22,820)	(195,249)
Contract owners’ equity at beginning of period	47,502,476	62,352,334	8,236,990	11,461,936	1,816,535	2,387,625	212,366	407,615

Contract owners’ equity at end of period	$56,847,877	47,502,476	9,654,341	8,236,990	1,959,327	1,816,535	189,546	212,366

CHANGE IN UNITS:
Beginning units	469,927	509,290	109,863	116,545	38,590	42,049	10,248	17,155
Units purchased	13,820	17,353	4,068	4,864	1,349	1,295	150	1,069
Units surrendered	(35,357)	(56,716)	(10,163)	(11,546)	(3,670)	(4,754)	(1,968)	(7,976)

Ending units	448,390	469,927	103,768	109,863	36,269	38,590	8,430	10,248

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVGMI		DFVIPS		DSGIBA		FQB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,326	620	3,664	7,479	24,629	22,805	28,239	32,081
Realized gain (loss) on investments	977	107	(1,139)	4,789	(2,362)	(2,362)	(9,070)	(17,681)
Change in unrealized gain (loss) on investments	7,221	(9,671)	1,017	(31,976)	102,239	(227,366)	58,621	(211,588)
Reinvested capital gains	1,155	915	-	-	-	77,900	-	25,518

Net increase (decrease) in contract owners’ equity resulting from operations	11,679	(8,029)	3,542	(19,708)	124,506	(129,023)	77,790	(171,670)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,026	892	870	1,313	4,937	5,576	18,063	19,612
Transfers between funds	40,834	-	12,799	23,523	11,811	330,628	6,294	184,892
Surrenders (notes 2, 3, 4, 5 and 6)	(9,924)	(1,303)	(4,627)	(96,266)	(24,968)	(12,570)	(61,648)	(201,233)
Adjustments to maintain reserves	7	(12)	5	(3)	15	(16)	46	(35)

Net equity transactions	37,943	(423)	9,047	(71,433)	(8,205)	323,618	(37,245)	3,236

Net change in contract owners’ equity	49,622	(8,452)	12,589	(91,141)	116,301	194,595	40,545	(168,434)
Contract owners’ equity at beginning of period	62,093	70,545	96,898	188,039	869,881	675,286	1,460,823	1,629,257

Contract owners’ equity at end of period	$111,715	62,093	109,487	96,898	986,182	869,881	1,501,368	1,460,823

CHANGE IN UNITS:
Beginning units	4,703	4,734	8,795	14,868	65,445	42,981	80,366	81,539
Units purchased	3,073	66	1,222	3,383	1,366	23,525	2,020	11,460
Units surrendered	(351)	(97)	(416)	(9,456)	(1,908)	(1,061)	(3,985)	(12,633)

Ending units	7,425	4,703	9,601	8,795	64,903	65,445	78,401	80,366

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVU2		FAMP		FCS		FEIP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,179	1,118	162,922	133,266	(686)	(1,270)	537,972	550,705
Realized gain (loss) on investments	(566)	2,064	(72,373)	(146,283)	4,950	9,618	400,969	728,147
Change in unrealized gain (loss) on investments	6,368	(35,371)	846,337	(2,731,363)	395,274	(543,207)	1,663,782	(4,982,428)
Reinvested capital gains	-	19,233	95,050	751,818	65,455	68,754	1,090,661	1,314,110

Net increase (decrease) in contract owners’ equity resulting from operations	6,981	(12,956)	1,031,936	(1,992,562)	464,993	(466,105)	3,693,384	(2,389,466)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,972	4,235	221,768	268,236	176,844	32,653	895,338	916,492
Transfers between funds	-	(12,978)	(11,523)	(156,697)	321,429	34,323	37,044	(98,700)
Surrenders (notes 2, 3, 4, 5 and 6)	2,100	2,185	(580,808)	(2,591,170)	(73,859)	(35,329)	(3,974,781)	(3,644,661)
Adjustments to maintain reserves	2	1	(1)	(114)	26	(47)	5,529	102

Net equity transactions	6,074	(6,557)	(370,564)	(2,479,745)	424,440	31,600	(3,036,870)	(2,826,767)

Net change in contract owners’ equity	13,055	(19,513)	661,372	(4,472,307)	889,433	(434,505)	656,514	(5,216,233)
Contract owners’ equity at beginning of period	81,349	100,862	8,561,734	13,034,041	1,296,959	1,731,464	38,834,258	44,050,491

Contract owners’ equity at end of period	$94,404	81,349	9,223,106	8,561,734	2,186,392	1,296,959	39,490,772	38,834,258

CHANGE IN UNITS:
Beginning units	7,361	7,832	155,560	251,612	96,917	94,784	291,410	316,423
Units purchased	879	830	5,572	7,128	30,229	7,370	10,938	13,025
Units surrendered	(341)	(1,301)	(11,503)	(103,180)	(4,003)	(5,237)	(40,088)	(38,038)

Ending units	7,899	7,361	149,629	155,560	123,143	96,917	262,260	291,410

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEMS		FF10S		FF20S		FF30S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,194	3,307	12,157	6,298	20,760	13,349	37,315	27,313
Realized gain (loss) on investments	(1,430)	(7,338)	(1,758)	(454)	(1,086)	(10,257)	35,648	18,147
Change in unrealized gain (loss) on investments	20,754	(77,237)	(3,433)	(93,035)	64,449	(291,819)	190,350	(568,800)
Reinvested capital gains	-	-	24,433	24,279	5,673	102,524	-	132,374

Net increase (decrease) in contract owners’ equity resulting from operations	25,518	(81,268)	31,399	(62,912)	89,796	(186,203)	263,313	(390,966)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,657	12,245	2,605	2,672	26,903	29,118	38,550	43,084
Transfers between funds	73,258	(20,986)	(21,609)	(5,463)	3,519	(153,705)	(54,970)	156,068
Surrenders (notes 2, 3, 4, 5 and 6)	(14,330)	(12,199)	(14,211)	(16,419)	(85,401)	(65,540)	(149,128)	(90,215)
Adjustments to maintain reserves	4	(14)	(15)	14	9	(2)	135	(37)

Net equity transactions	70,589	(20,954)	(33,230)	(19,196)	(54,970)	(190,129)	(165,413)	108,900

Net change in contract owners’ equity	96,107	(102,222)	(1,831)	(82,108)	34,826	(376,332)	97,900	(282,066)
Contract owners’ equity at beginning of period	296,376	398,598	374,998	457,106	786,223	1,162,555	1,959,972	2,242,038

Contract owners’ equity at end of period	$392,483	296,376	373,167	374,998	821,049	786,223	2,057,872	1,959,972

CHANGE IN UNITS:
Beginning units	27,559	29,407	16,969	17,803	31,792	39,348	69,730	65,924
Units purchased	7,790	3,650	252	243	2,682	2,540	3,408	7,744
Units surrendered	(1,887)	(5,498)	(1,692)	(1,077)	(4,771)	(10,096)	(8,868)	(3,938)

Ending units	33,462	27,559	15,529	16,969	29,703	31,792	64,270	69,730

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FGP		FHIP		FIGBS		FMCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(338,712)	108,894	316,005	294,352	44,687	32,090	1,709	(4,852)
Realized gain (loss) on investments	5,254,658	3,651,712	(138,575)	(93,483)	(29,544)	(86,574)	(36,431)	30,533
Change in unrealized gain (loss) on investments	18,737,332	(38,817,149)	402,748	(1,047,577)	104,349	(388,611)	662,724	(1,508,646)
Reinvested capital gains	4,306,453	6,865,689	-	-	-	121,921	161,522	397,361

Net increase (decrease) in contract owners’ equity resulting from operations	27,959,731	(28,190,854)	580,178	(846,708)	119,492	(321,174)	789,524	(1,085,604)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,516,183	1,536,836	229,195	236,093	380,770	36,408	130,437	149,306
Transfers between funds	(345,426)	(296,894)	82,179	(66,609)	11,842	(375,630)	(12,851)	(234,102)
Surrenders (notes 2, 3, 4, 5 and 6)	(7,927,430)	(6,834,173)	(675,400)	(551,864)	(183,540)	(196,307)	(480,326)	(483,397)
Adjustments to maintain reserves	6,479	(992)	43	26	(2)	(46)	421	1,050

Net equity transactions	(6,750,194)	(5,595,223)	(363,983)	(382,354)	209,070	(535,575)	(362,319)	(567,143)

Net change in contract owners’ equity	21,209,537	(33,786,077)	216,195	(1,229,062)	328,562	(856,749)	427,205	(1,652,747)
Contract owners’ equity at beginning of period	81,769,268	115,555,345	6,066,847	7,295,909	1,725,610	2,582,359	5,708,252	7,360,999

Contract owners’ equity at end of period	$102,978,805	81,769,268	6,283,042	6,066,847	2,054,172	1,725,610	6,135,457	5,708,252

CHANGE IN UNITS:
Beginning units	457,763	488,388	118,559	126,707	100,821	130,864	81,364	88,946
Units purchased	22,341	12,803	7,831	6,901	27,015	12,432	3,217	4,578
Units surrendered	(58,191)	(43,428)	(14,144)	(15,049)	(14,072)	(42,475)	(8,170)	(12,160)

Ending units	421,913	457,763	112,246	118,559	113,764	100,821	76,411	81,364

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FNRS2		FOP		FOS		FRESS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$39,541	35,687	22,192	24,263	18,089	18,486	1,134	645
Realized gain (loss) on investments	84,779	344,634	233,320	147,269	49,930	59,064	(18,981)	4,412
Change in unrealized gain (loss) on investments	(148,985)	195,752	395,916	(1,436,767)	666,594	(1,486,949)	20,109	(36,597)
Reinvested capital gains	-	-	9,168	35,441	11,139	39,439	3,448	1,803

Net increase (decrease) in contract owners’ equity resulting from operations	(24,665)	576,073	660,596	(1,229,794)	745,752	(1,369,960)	5,710	(29,737)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	115,702	255,272	5,868	5,344	190,524	205,268	4,010	2,309
Transfers between funds	(323,248)	499,491	(27,221)	(37,841)	(23,864)	2,813	11,734	12,675
Surrenders (notes 2, 3, 4, 5 and 6)	(251,694)	(232,223)	(427,295)	(203,639)	(329,245)	(507,543)	(28,914)	(4,167)
Adjustments to maintain reserves	-	1,733	149	31	232	(165)	(4)	9

Net equity transactions	(459,240)	524,273	(448,499)	(236,105)	(162,353)	(299,627)	(13,174)	10,826

Net change in contract owners’ equity	(483,905)	1,100,346	212,097	(1,465,899)	583,399	(1,669,587)	(7,464)	(18,911)
Contract owners’ equity at beginning of period	2,307,769	1,207,423	3,510,714	4,976,613	3,866,099	5,535,686	73,364	92,275

Contract owners’ equity at end of period	$1,823,864	2,307,769	3,722,811	3,510,714	4,449,498	3,866,099	65,900	73,364

CHANGE IN UNITS:
Beginning units	88,165	74,766	83,514	90,173	304,601	327,130	6,781	6,143
Units purchased	4,049	42,741	707	828	26,105	33,229	1,408	2,285
Units surrendered	(22,506)	(29,342)	(13,513)	(7,487)	(38,054)	(55,758)	(2,671)	(1,647)

Ending units	69,708	88,165	70,708	83,514	292,652	304,601	5,518	6,781

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVSS		FVSS2		FTVDM2		FTVFA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,919	3,846	247	303	6,436	9,540	1,803	2,074
Realized gain (loss) on investments	38,519	30,795	32	(1,114)	(18,872)	(8,354)	(12,648)	(5,183)
Change in unrealized gain (loss) on investments	96,879	(176,459)	7,058	196	55,053	(147,172)	32,515	(51,478)
Reinvested capital gains	36,714	46,284	2,065	1,614	301	33,325	3,226	18,363

Net increase (decrease) in contract owners’ equity resulting from operations	177,031	(95,534)	9,402	999	42,918	(112,661)	24,896	(36,224)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,312	17,188	-	-	20,596	13,910	11,347	11,105
Transfers between funds	(17,083)	(107,249)	23,821	41,474	22,820	(4,292)	(5,148)	4,648
Surrenders (notes 2, 3, 4, 5 and 6)	(81,714)	(146,392)	(2,275)	(233)	(38,472)	(45,026)	(22,633)	(14,785)
Adjustments to maintain reserves	31	12	3	(3)	(91)	1	(3)	4

Net equity transactions	(79,454)	(236,441)	21,549	41,238	4,853	(35,407)	(16,437)	972

Net change in contract owners’ equity	97,577	(331,975)	30,951	42,237	47,771	(148,068)	8,459	(35,252)
Contract owners’ equity at beginning of period	921,052	1,253,027	42,237	-	366,457	514,525	186,513	221,765

Contract owners’ equity at end of period	$1,018,629	921,052	73,188	42,237	414,228	366,457	194,972	186,513

CHANGE IN UNITS:
Beginning units	20,694	26,130	4,371	-	33,268	36,257	10,799	10,730
Units purchased	1,186	1,630	2,158	4,395	4,652	2,896	642	926
Units surrendered	(2,805)	(7,066)	(218)	(24)	(4,445)	(5,885)	(1,537)	(857)

Ending units	19,075	20,694	6,311	4,371	33,475	33,268	9,904	10,799

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVGI2		FTVIS2		FTVRDI		FTVSVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,047)	(3,834)	61,408	55,446	4,275	4,025	6,321	19,380
Realized gain (loss) on investments	(41,014)	(116,308)	(11,721)	(7,815)	200	2,437	(91,762)	(81,277)
Change in unrealized gain (loss) on investments	60,801	72,696	(37,538)	(154,133)	2,549	(96,437)	240,638	(698,574)
Reinvested capital gains	-	-	82,272	25,002	38,747	46,166	129,825	455,626

Net increase (decrease) in contract owners’ equity resulting from operations	16,740	(47,446)	94,421	(81,500)	45,771	(43,809)	285,022	(304,845)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30,642	30,050	230,011	48,578	1,389	2,561	41,598	42,315
Transfers between funds	(3,982)	(80,325)	(19,100)	(7,569)	(1,068)	14,390	(132,551)	(86,399)
Surrenders (notes 2, 3, 4, 5 and 6)	(91,106)	(304,631)	(111,877)	(168,299)	(15,495)	(13,418)	(163,461)	(230,467)
Adjustments to maintain reserves	(26)	(674)	10	(1,325)	8	(40)	147	(34)

Net equity transactions	(64,472)	(355,580)	99,044	(128,615)	(15,166)	3,493	(254,267)	(274,585)

Net change in contract owners’ equity	(47,732)	(403,026)	193,465	(210,115)	30,605	(40,316)	30,755	(579,430)
Contract owners’ equity at beginning of period	714,514	1,117,540	1,152,581	1,362,696	378,206	418,522	2,439,120	3,018,550

Contract owners’ equity at end of period	$666,782	714,514	1,346,046	1,152,581	408,811	378,206	2,469,875	2,439,120

CHANGE IN UNITS:
Beginning units	82,504	122,131	50,795	56,464	5,966	5,919	41,345	45,870
Units purchased	7,734	10,940	10,545	5,703	38	297	1,421	1,637
Units surrendered	(15,046)	(50,567)	(6,453)	(11,372)	(266)	(250)	(5,554)	(6,162)

Ending units	75,192	82,504	54,887	50,795	5,738	5,966	37,212	41,345

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TIF		TIF2		GVGMNS		GVMSAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,107	1,012	13,318	11,620	208	(96)	2,337	1,245
Realized gain (loss) on investments	(115)	(288)	(8,104)	(7,758)	(121)	471	(360)	(62)
Change in unrealized gain (loss) on investments	5,975	(3,780)	81,600	(42,771)	2,283	(5,482)	723	(2,958)
Reinvested capital gains	-	-	-	-	-	657	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,967	(3,056)	86,814	(38,909)	2,370	(4,450)	2,700	(1,775)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	21,795	16,352	-	-	-	-
Transfers between funds	-	-	(3,848)	10,873	-	(38,077)	-	35,200
Surrenders (notes 2, 3, 4, 5 and 6)	(1,309)	(3,942)	(44,376)	(30,383)	(598)	(597)	(2,986)	(604)
Adjustments to maintain reserves	(13)	17	(5)	1	-	2	(6)	4

Net equity transactions	(1,322)	(3,925)	(26,434)	(3,157)	(598)	(38,672)	(2,992)	34,600

Net change in contract owners’ equity	5,645	(6,981)	60,380	(42,066)	1,772	(43,122)	(292)	32,825
Contract owners’ equity at beginning of period	34,402	41,383	436,652	478,718	16,091	59,213	39,925	7,100

Contract owners’ equity at end of period	$40,047	34,402	497,032	436,652	17,863	16,091	39,633	39,925

CHANGE IN UNITS:
Beginning units	1,363	1,513	48,983	49,423	1,198	3,546	3,785	626
Units purchased	-	-	3,328	3,847	-	-	-	3,216
Units surrendered	(47)	(150)	(5,941)	(4,287)	(41)	(2,348)	(281)	(57)

Ending units	1,316	1,363	46,370	48,983	1,157	1,198	3,504	3,785

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVARS		ACEG		AVMCCI		IVBRA1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,261	255	(509)	(631)	(77)	(77)	(643)	19,899
Realized gain (loss) on investments	49	3,005	(13,326)	14,903	(623)	4,997	(39,180)	(11,119)
Change in unrealized gain (loss) on investments	763	(5,717)	69,365	(138,695)	4,385	(10,218)	52,101	(70,793)
Reinvested capital gains	-	465	3,816	46,603	-	1,057	-	9,985

Net increase (decrease) in contract owners’ equity resulting from operations	2,073	(1,992)	59,346	(77,820)	3,685	(4,241)	12,278	(52,028)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,265	903	995	2,134	548	4,042	3,898	184,062
Transfers between funds	(7,937)	(25,437)	54,473	(68,388)	625	(10,022)	-	171
Surrenders (notes 2, 3, 4, 5 and 6)	(2,705)	(1,499)	(21,701)	(13,030)	(413)	(4,189)	(167,655)	(248,601)
Adjustments to maintain reserves	(4)	-	(27)	(21)	2	(13)	2	(12)

Net equity transactions	(9,381)	(26,033)	33,740	(79,305)	762	(10,182)	(163,755)	(64,380)

Net change in contract owners’ equity	(7,308)	(28,025)	93,086	(157,125)	4,447	(14,423)	(151,477)	(116,408)
Contract owners’ equity at beginning of period	52,547	80,572	151,191	308,316	27,816	42,239	266,891	383,299

Contract owners’ equity at end of period	$45,239	52,547	244,277	151,191	32,263	27,816	115,414	266,891

CHANGE IN UNITS:
Beginning units	4,494	6,620	5,333	7,506	1,359	1,757	20,562	25,164
Units purchased	354	1,159	1,542	269	44	1,312	315	13,059
Units surrendered	(1,114)	(3,285)	(721)	(2,442)	(19)	(1,710)	(12,494)	(17,661)

Ending units	3,734	4,494	6,154	5,333	1,384	1,359	8,383	20,562

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVCPBI		OVAG		OVGS		OVIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$62,440	4,902	(10,417)	(12,254)	(52,983)	(97,958)	113	(962)
Realized gain (loss) on investments	(8,359)	(6,515)	(78,216)	88,148	(277,147)	(25,528)	(15,875)	(26,574)
Change in unrealized gain (loss) on investments	108,535	(155,812)	306,556	(1,527,233)	3,784,070	(11,925,283)	54,616	(90,704)
Reinvested capital gains	-	1,824	-	538,985	2,299,196	3,418,024	-	36,199

Net increase (decrease) in contract owners’ equity resulting from operations	162,616	(155,601)	217,923	(912,354)	5,753,136	(8,630,745)	38,854	(82,041)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	136,452	84,601	36,648	35,428	359,379	378,085	1,040	1,758
Transfers between funds	312,558	3,002,033	239,338	(303,454)	(152,724)	(140,096)	82,976	(57,291)
Surrenders (notes 2, 3, 4, 5 and 6)	(209,176)	(149,144)	(309,316)	(150,570)	(1,582,974)	(1,221,020)	(19,155)	(12,506)
Adjustments to maintain reserves	11	24	483	(154)	703	126	-	(18)

Net equity transactions	239,845	2,937,514	(32,847)	(418,750)	(1,375,616)	(982,905)	64,861	(68,057)

Net change in contract owners’ equity	402,461	2,781,913	185,076	(1,331,104)	4,377,520	(9,613,650)	103,715	(150,098)
Contract owners’ equity at beginning of period	2,781,913	-	1,763,389	3,094,493	17,580,066	27,193,716	182,442	332,540

Contract owners’ equity at end of period	$3,184,374	2,781,913	1,948,465	1,763,389	21,957,586	17,580,066	286,157	182,442

CHANGE IN UNITS:
Beginning units	293,436	-	94,976	112,976	191,067	199,554	16,193	21,399
Units purchased	54,727	319,719	17,206	17,968	5,644	8,967	6,493	10,186
Units surrendered	(29,859)	(26,283)	(21,410)	(35,968)	(19,399)	(17,454)	(1,603)	(15,392)

Ending units	318,304	293,436	90,772	94,976	177,312	191,067	21,083	16,193

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVMS		OVSB		OVSC		WRASP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$60,852	39,744	(710)	(676)	6,805	363	13,848	9,526
Realized gain (loss) on investments	21,747	18,088	(1,973)	(3,588)	2,117	23,694	(14,229)	(6,735)
Change in unrealized gain (loss) on investments	414,647	(1,327,829)	15,584	(15,865)	151,924	(331,801)	111,253	(243,510)
Reinvested capital gains	-	343,269	-	-	-	114,743	-	74,019

Net increase (decrease) in contract owners’ equity resulting from operations	497,246	(926,728)	12,901	(20,129)	160,846	(193,001)	110,872	(166,700)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	148,734	150,575	7,843	7,275	22,836	21,653	29,050	37,701
Transfers between funds	46,362	7,593	18,309	(1,969)	99,009	(40,429)	(21,044)	(22,411)
Surrenders (notes 2, 3, 4, 5 and 6)	(374,792)	(516,891)	(8,645)	(18,784)	(52,708)	(83,103)	(90,431)	(78,212)
Adjustments to maintain reserves	325	38	(14)	16	39	(129)	11	(24)

Net equity transactions	(179,371)	(358,685)	17,493	(13,462)	69,176	(102,008)	(82,414)	(62,946)

Net change in contract owners’ equity	317,875	(1,285,413)	30,394	(33,591)	230,022	(295,009)	28,458	(229,646)
Contract owners’ equity at beginning of period	4,211,759	5,497,172	142,656	176,247	920,470	1,215,479	881,068	1,110,714

Contract owners’ equity at end of period	$4,529,634	4,211,759	173,050	142,656	1,150,492	920,470	909,526	881,068

CHANGE IN UNITS:
Beginning units	88,947	96,127	13,793	15,026	14,367	15,891	42,649	45,591
Units purchased	5,141	5,094	2,589	840	1,968	509	2,119	2,419
Units surrendered	(8,553)	(12,274)	(962)	(2,073)	(1,052)	(2,033)	(5,935)	(5,361)

Ending units	85,535	88,947	15,420	13,793	15,283	14,367	38,833	42,649

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRHIP		WRMCG		JABS		JACAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$28,777	33,097	(3,311)	(3,759)	26,391	9,851	(15,608)	(19,641)
Realized gain (loss) on investments	(9,503)	(5,891)	(95,114)	3,973	15,524	103,333	(10,746)	322,322
Change in unrealized gain (loss) on investments	34,807	(96,101)	123,499	(481,492)	236,405	(652,964)	1,516,723	(3,223,699)
Reinvested capital gains	-	-	74,193	160,166	-	67,973	-	737,440

Net increase (decrease) in contract owners’ equity resulting from operations	54,081	(68,895)	99,267	(321,112)	278,320	(471,807)	1,490,369	(2,183,578)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,832	6,129	53,072	54,117	25,912	24,259	59,694	72,520
Transfers between funds	(3,787)	96,483	(87,404)	(74,795)	4,671	33,919	435,530	(473,361)
Surrenders (notes 2, 3, 4, 5 and 6)	(46,512)	(22,838)	(84,523)	(138,792)	(125,382)	(294,458)	(546,263)	(639,745)
Adjustments to maintain reserves	1	-	25	(6)	(42)	34	100	(167)

Net equity transactions	(45,466)	79,774	(118,830)	(159,476)	(94,841)	(236,246)	(50,939)	(1,040,753)

Net change in contract owners’ equity	8,615	10,879	(19,563)	(480,588)	183,479	(708,053)	1,439,430	(3,224,331)
Contract owners’ equity at beginning of period	513,454	502,575	603,525	1,084,113	1,958,584	2,666,637	3,779,719	7,004,050

Contract owners’ equity at end of period	$522,069	513,454	583,962	603,525	2,142,063	1,958,584	5,219,149	3,779,719

CHANGE IN UNITS:
Beginning units	34,958	30,323	21,355	26,394	48,097	54,321	102,640	125,075
Units purchased	997	7,344	858	3,162	782	5,159	11,101	4,973
Units surrendered	(3,988)	(2,709)	(4,839)	(8,201)	(2,952)	(11,383)	(12,919)	(27,408)

Ending units	31,967	34,958	17,374	21,355	45,927	48,097	100,822	102,640

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAEI		JAGTS		JAIGS		LOVTRC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,243)	(848)	(23,441)	(21,386)	21,744	27,144	6,727	5,100
Realized gain (loss) on investments	(1,896)	3,110	(68,911)	132,678	107,055	143,134	(1,072)	(891)
Change in unrealized gain (loss) on investments	29,114	(101,307)	2,121,736	(3,210,592)	97,747	(424,709)	4,171	(34,136)
Reinvested capital gains	26,811	44,230	-	781,559	-	-	-	399

Net increase (decrease) in contract owners’ equity resulting from operations	52,786	(54,815)	2,029,384	(2,317,741)	226,546	(254,431)	9,826	(29,528)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,222	13,395	52,925	53,226	68,817	79,757	4,375	5,582
Transfers between funds	122,640	(2,508)	741,263	(603,719)	(35,869)	(316,382)	-	(1,372)
Surrenders (notes 2, 3, 4, 5 and 6)	(27,960)	(17,540)	(53,687)	(215,893)	(167,927)	(237,856)	(7,382)	(8,322)
Adjustments to maintain reserves	10	(26)	(951)	(178)	221	(57)	(4)	(9)

Net equity transactions	100,912	(6,679)	739,550	(766,564)	(134,758)	(474,538)	(3,011)	(4,121)

Net change in contract owners’ equity	153,698	(61,494)	2,768,934	(3,084,305)	91,788	(728,969)	6,815	(33,649)
Contract owners’ equity at beginning of period	274,261	335,755	3,554,541	6,638,846	2,292,932	3,021,901	171,804	205,453

Contract owners’ equity at end of period	$427,959	274,261	6,323,475	3,554,541	2,384,720	2,292,932	178,619	171,804

CHANGE IN UNITS:
Beginning units	15,340	15,706	147,790	172,644	121,359	144,981	17,212	17,601
Units purchased	6,627	1,005	57,396	14,329	9,576	8,810	434	665
Units surrendered	(1,595)	(1,371)	(35,966)	(39,183)	(16,195)	(32,432)	(732)	(1,054)

Ending units	20,372	15,340	169,220	147,790	114,740	121,359	16,914	17,212

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MNDIC		MV2IGI		MV3MVI		MVFIC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,361)	(2,488)	267	(656)	4,949	2,367	41,243	33,823
Realized gain (loss) on investments	(199,344)	(15,245)	(1,409)	22,587	(25,052)	(2,663)	8,759	47,933
Change in unrealized gain (loss) on investments	252,309	(337,610)	30,170	(113,794)	51,930	(82,703)	(39,638)	(527,411)
Reinvested capital gains	-	144,210	18,759	22,352	13,338	38,766	235,627	208,518

Net increase (decrease) in contract owners’ equity resulting from operations	50,604	(211,133)	47,787	(69,511)	45,165	(44,233)	245,991	(237,137)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	54,025	61,013	4,309	14,998	1,581	837	30,362	30,097
Transfers between funds	(64,513)	(31,608)	206,282	(194,680)	(171,260)	369,156	1,039	242,175
Surrenders (notes 2, 3, 4, 5 and 6)	(80,397)	(103,160)	(9,537)	(50,310)	(15,181)	(51,452)	(166,689)	(279,245)
Adjustments to maintain reserves	5	(28)	15	8	3	4	41	(54)

Net equity transactions	(90,880)	(73,783)	201,069	(229,984)	(184,857)	318,545	(135,247)	(7,027)

Net change in contract owners’ equity	(40,276)	(284,916)	248,856	(299,495)	(139,692)	274,312	110,744	(244,164)
Contract owners’ equity at beginning of period	433,914	718,830	149,901	449,396	463,513	189,201	3,461,002	3,705,166

Contract owners’ equity at end of period	$393,638	433,914	398,757	149,901	323,821	463,513	3,571,746	3,461,002

CHANGE IN UNITS:
Beginning units	17,106	19,804	6,602	15,652	28,539	10,573	62,409	62,829
Units purchased	1,953	2,346	7,844	1,072	113	21,739	983	6,006
Units surrendered	(5,425)	(5,044)	(556)	(10,122)	(10,876)	(3,773)	(3,470)	(6,426)

Ending units	13,634	17,106	13,890	6,602	17,776	28,539	59,922	62,409

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIGIC		MSEM		MSVRE		DTRTFB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,464	252	28,389	27,422	6,817	4,901	3,021	1,544
Realized gain (loss) on investments	398	430	(20,825)	(19,749)	(96,240)	(2,455)	(430)	(543)
Change in unrealized gain (loss) on investments	21,204	(51,032)	30,532	(99,723)	149,461	(335,126)	1,777	(10,473)
Reinvested capital gains	7,613	12,636	-	-	-	132,148	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,679	(37,714)	38,096	(92,050)	60,038	(200,532)	4,368	(9,472)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,236	1,790	17,515	17,023	11,147	11,431	14,424	8,405
Transfers between funds	9,809	9,208	(18,479)	(14,322)	2,524	(2,061)	31,728	11,971
Surrenders (notes 2, 3, 4, 5 and 6)	(4,030)	(1,503)	(28,727)	(44,344)	(199,710)	(30,159)	(1,795)	(1,413)
Adjustments to maintain reserves	-	(10)	(5)	22	28	(30)	(45)	2

Net equity transactions	8,015	9,485	(29,696)	(41,621)	(186,011)	(20,819)	44,312	18,965

Net change in contract owners’ equity	38,694	(28,229)	8,400	(133,671)	(125,973)	(221,351)	48,680	9,493
Contract owners’ equity at beginning of period	218,104	246,333	364,503	498,174	528,603	749,954	61,332	51,839

Contract owners’ equity at end of period	$256,798	218,104	372,903	364,503	402,630	528,603	110,012	61,332

CHANGE IN UNITS:
Beginning units	18,826	17,992	11,765	13,014	9,194	9,437	6,453	4,710
Units purchased	1,026	1,232	1,076	1,180	157	148	4,747	1,886
Units surrendered	(430)	(398)	(1,987)	(2,429)	(4,435)	(391)	(191)	(143)

Ending units	19,422	18,826	10,854	11,765	4,916	9,194	11,009	6,453

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	EIF		GBF		GEM		GIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$18,982	14,198	75,620	58,401	11,294	4,574	70,873	100,880
Realized gain (loss) on investments	18,875	26,904	(82,356)	(88,459)	10,620	10,715	(39,572)	3,972
Change in unrealized gain (loss) on investments	2,174	(239,642)	149,506	(518,253)	10,728	(323,547)	562,839	(1,035,785)
Reinvested capital gains	108,669	137,623	-	-	-	-	-	385,848

Net increase (decrease) in contract owners’ equity resulting from operations	148,700	(60,917)	142,770	(548,311)	32,642	(308,258)	594,140	(545,085)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,515	26,163	135,862	164,715	39,748	40,683	86,123	82,401
Transfers between funds	(11,337)	66,541	66,644	23,808	(9,966)	(11,763)	58,317	(13,204)
Surrenders (notes 2, 3, 4, 5 and 6)	(87,950)	(72,328)	(409,877)	(431,781)	(70,051)	(80,263)	(450,787)	(328,416)
Adjustments to maintain reserves	(2)	189	1	(19)	34	(1)	295	(39)

Net equity transactions	(77,774)	20,565	(207,370)	(243,277)	(40,235)	(51,344)	(306,052)	(259,258)

Net change in contract owners’ equity	70,926	(40,352)	(64,600)	(791,588)	(7,593)	(359,602)	288,088	(804,343)
Contract owners’ equity at beginning of period	1,330,946	1,371,298	3,503,405	4,294,993	903,536	1,263,138	2,976,448	3,780,791

Contract owners’ equity at end of period	$1,401,872	1,330,946	3,438,805	3,503,405	895,943	903,536	3,264,536	2,976,448

CHANGE IN UNITS:
Beginning units	27,937	27,616	105,495	113,439	37,980	39,779	150,100	163,271
Units purchased	541	2,886	8,605	11,020	2,731	3,106	9,017	8,221
Units surrendered	(2,105)	(2,565)	(17,068)	(18,964)	(4,380)	(4,905)	(23,435)	(21,392)

Ending units	26,373	27,937	97,032	105,495	36,331	37,980	135,682	150,100

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(17,254)	(18,535)	(1,491)	(1,568)	(11,030)	(10,881)	(3,816)	(4,130)
Realized gain (loss) on investments	20,862	47,053	(1,594)	(1,985)	27,964	44,670	27,138	5,556
Change in unrealized gain (loss) on investments	74,410	(787,623)	14,671	(47,669)	193,806	(930,514)	86,739	(191,963)
Reinvested capital gains	354,366	140,250	-	6,072	239,077	135,359	79,691	20,903

Net increase (decrease) in contract owners’ equity resulting from operations	432,384	(618,855)	11,586	(45,150)	449,817	(761,366)	189,752	(169,634)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	74,460	68,934	6,623	15,208	33,103	34,295	12,572	33,206
Transfers between funds	8,322	(18,841)	24,195	(12,459)	(10,938)	102,422	(46,824)	69,720
Surrenders (notes 2, 3, 4, 5 and 6)	(255,932)	(589,714)	(12,148)	(35,705)	(126,959)	(147,269)	(46,071)	(58,995)
Adjustments to maintain reserves	(335)	(64)	-	(3)	19	(37)	6	(5)

Net equity transactions	(173,485)	(539,685)	18,670	(32,959)	(104,775)	(10,589)	(80,317)	43,926

Net change in contract owners’ equity	258,899	(1,158,540)	30,256	(78,109)	345,042	(771,955)	109,435	(125,708)
Contract owners’ equity at beginning of period	3,365,144	4,523,684	282,357	360,466	2,139,633	2,911,588	857,643	983,351

Contract owners’ equity at end of period	$3,624,043	3,365,144	312,613	282,357	2,484,675	2,139,633	967,078	857,643

CHANGE IN UNITS:
Beginning units	137,274	158,231	21,663	23,988	69,078	70,157	31,625	30,103
Units purchased	4,120	3,799	2,916	1,636	3,247	7,004	3,937	4,113
Units surrendered	(10,711)	(24,756)	(1,622)	(3,961)	(6,391)	(8,083)	(7,073)	(2,591)

Ending units	130,683	137,274	22,957	21,663	65,934	69,078	28,489	31,625

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGR2		GVDMA		GVDMC		GVEX1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(13,885)	(15,044)	(22,404)	(23,433)	(2,742)	(2,943)	47,142	47,015
Realized gain (loss) on investments	64,856	188,623	(437,206)	73,427	(23,845)	(8,083)	(2,404,180)	24,645
Change in unrealized gain (loss) on investments	535,545	(1,803,209)	1,160,151	(2,777,133)	66,596	(142,874)	3,763,692	(5,417,598)
Reinvested capital gains	343,722	362,814	51,917	1,626,845	-	78,029	7,584	3,990,977

Net increase (decrease) in contract owners’ equity resulting from operations	930,238	(1,266,816)	752,458	(1,100,294)	40,009	(75,871)	1,414,238	(1,354,961)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	42,712	85,256	137,047	145,760	35,214	33,845	180,488	166,209
Transfers between funds	71,162	(381,959)	(15,308)	(182,841)	(13,782)	(21,254)	101,211	530,435
Surrenders (notes 2, 3, 4, 5 and 6)	(230,836)	(139,804)	(651,030)	(291,997)	(58,096)	(55,650)	(1,111,049)	(433,353)
Adjustments to maintain reserves	208	(75)	9	(109)	(6)	(25)	95	(94)

Net equity transactions	(116,754)	(436,582)	(529,282)	(329,187)	(36,670)	(43,084)	(829,255)	263,197

Net change in contract owners’ equity	813,484	(1,703,398)	223,176	(1,429,481)	3,339	(118,955)	584,983	(1,091,764)
Contract owners’ equity at beginning of period	2,615,002	4,318,400	4,610,678	6,040,159	404,886	523,841	5,931,111	7,022,875

Contract owners’ equity at end of period	$3,428,486	2,615,002	4,833,854	4,610,678	408,225	404,886	6,516,094	5,931,111

CHANGE IN UNITS:
Beginning units	69,184	79,020	156,528	166,929	19,642	21,606	227,635	216,554
Units purchased	5,893	4,314	6,426	6,030	2,156	2,025	12,940	30,572
Units surrendered	(9,399)	(14,150)	(23,326)	(16,431)	(3,849)	(3,989)	(37,395)	(19,491)

Ending units	65,678	69,184	139,628	156,528	17,949	19,642	203,180	227,635

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIDA		GVIDC		GVIDM		GVIX2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(10,596)	(10,930)	(789)	(875)	(7,219)	(8,336)	13,535	22,102
Realized gain (loss) on investments	(42,411)	(9,986)	(2,580)	(1,481)	(223,754)	(98,034)	(1,220)	4,017
Change in unrealized gain (loss) on investments	372,350	(977,867)	15,030	(37,056)	485,527	(1,004,274)	101,556	(146,233)
Reinvested capital gains	22,351	534,389	-	13,713	-	649,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	341,694	(464,394)	11,661	(25,699)	254,554	(461,405)	113,871	(120,114)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	56,464	60,967	2,850	4,269	49,001	48,773	16,240	17,072
Transfers between funds	(4,361)	19,916	(28)	45,562	-	(4,180)	43,773	26,479
Surrenders (notes 2, 3, 4, 5 and 6)	(154,580)	(167,653)	(28,831)	(64,563)	(412,362)	(409,548)	(61,375)	(72,037)
Adjustments to maintain reserves	36	(48)	4	3	(6)	(37)	7	(24)

Net equity transactions	(102,441)	(86,818)	(26,005)	(14,729)	(363,367)	(364,992)	(1,355)	(28,510)

Net change in contract owners’ equity	239,253	(551,212)	(14,344)	(40,428)	(108,813)	(826,397)	112,516	(148,624)
Contract owners’ equity at beginning of period	1,880,748	2,431,960	169,482	209,910	1,989,082	2,815,479	684,986	833,610

Contract owners’ equity at end of period	$2,120,001	1,880,748	155,138	169,482	1,880,269	1,989,082	797,502	684,986

CHANGE IN UNITS:
Beginning units	60,046	62,680	9,777	10,553	76,970	90,680	58,339	60,384
Units purchased	2,180	3,717	161	2,762	1,649	1,629	4,770	4,186
Units surrendered	(5,280)	(6,351)	(1,560)	(3,538)	(14,642)	(15,339)	(4,920)	(6,231)

Ending units	56,946	60,046	8,378	9,777	63,977	76,970	58,189	58,339

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	HIBF		IDPG		IDPGI		MCIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$41,330	37,653	-	-	-	-	36,084	35,862
Realized gain (loss) on investments	(10,666)	(8,456)	(33)	(17)	(1)	-	(223,602)	48,191
Change in unrealized gain (loss) on investments	56,966	(131,063)	47	(68)	15	(7)	671,382	(2,365,904)
Reinvested capital gains	-	-	-	39	-	6	261,725	1,391,466

Net increase (decrease) in contract owners’ equity resulting from operations	87,630	(101,866)	14	(46)	14	(1)	745,589	(890,385)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	24,831	24,493	2	-	113	56	60,303	65,278
Transfers between funds	50,799	(9,154)	-	-	-	-	27,271	(90,343)
Surrenders (notes 2, 3, 4, 5 and 6)	(96,220)	(62,834)	(202)	(115)	(7)	(1)	(685,446)	(791,600)
Adjustments to maintain reserves	-	21	(9)	2	(4)	4	116	(159)

Net equity transactions	(20,590)	(47,474)	(209)	(113)	102	59	(597,756)	(816,824)

Net change in contract owners’ equity	67,040	(149,340)	(195)	(159)	116	58	147,833	(1,707,209)
Contract owners’ equity at beginning of period	704,294	853,634	195	354	58	-	5,162,780	6,869,989

Contract owners’ equity at end of period	$771,334	704,294	-	195	174	58	5,310,613	5,162,780

CHANGE IN UNITS:
Beginning units	26,586	28,295	15	23	5	-	95,366	109,885
Units purchased	3,176	1,998	-	-	9	5	3,742	3,792
Units surrendered	(3,946)	(3,707)	(15)	(8)	(1)	-	(14,203)	(18,311)

Ending units	25,816	26,586	-	15	13	5	84,905	95,366

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSBF		NCPG		NCPGI		NVAMV1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$42,771	25,632	(313)	(173)	(44)	(38)	68,411	41,624
Realized gain (loss) on investments	(34,049)	(765)	21	(232)	(36)	(41)	79,373	71,183
Change in unrealized gain (loss) on investments	9,774	(50,921)	6,476	(1,759)	1,112	(818)	(6,679)	(1,040,137)
Reinvested capital gains	44,886	-	1,058	-	-	-	302,647	812,861

Net increase (decrease) in contract owners’ equity resulting from operations	63,382	(26,054)	7,242	(2,164)	1,032	(897)	443,752	(114,469)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,551	23,040	56	56	24	(117)	68	-
Transfers between funds	11,333	(23,840)	-	54,278	-	10,704	(77,776)	(220,031)
Surrenders (notes 2, 3, 4, 5 and 6)	(347,476)	(149,185)	(1,479)	(737)	(961)	(766)	(589,803)	(395,387)
Adjustments to maintain reserves	42	(39)	(7)	2	1	5	964	(15)

Net equity transactions	(323,550)	(150,024)	(1,430)	53,599	(936)	9,826	(666,547)	(615,433)

Net change in contract owners’ equity	(260,168)	(176,078)	5,812	51,435	96	8,929	(222,795)	(729,902)
Contract owners’ equity at beginning of period	792,940	969,018	60,985	9,550	9,012	83	5,823,987	6,553,889

Contract owners’ equity at end of period	$532,772	792,940	66,797	60,985	9,108	9,012	5,601,192	5,823,987

CHANGE IN UNITS:
Beginning units	31,844	38,558	4,633	613	745	6	130,231	144,197
Units purchased	1,475	5,048	4	4,684	2	800	-	137
Units surrendered	(13,586)	(11,762)	(108)	(664)	(76)	(61)	(14,445)	(14,103)

Ending units	19,733	31,844	4,529	4,633	671	745	115,786	130,231

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVAMVX		NVBX		NVCBD1		NVCCA1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$32,327	24,724	3,311	2,089	8,885	8,412	(3,307)	(3,601)
Realized gain (loss) on investments	154,125	70,978	(13,442)	(16,292)	(33,713)	(24,022)	(20,345)	(15,479)
Change in unrealized gain (loss) on investments	(130,106)	(494,069)	15,799	(14,536)	42,333	(65,545)	69,393	(133,320)
Reinvested capital gains	155,639	366,365	-	949	-	502	46,491	30,627

Net increase (decrease) in contract owners’ equity resulting from operations	211,985	(32,002)	5,668	(27,790)	17,505	(80,653)	92,232	(121,773)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	170,251	200,461	25,766	5,313	3,760	3,704	15,487	13,269
Transfers between funds	26,654	(93,720)	14,094	(75,041)	(45,565)	6,604	-	31,907
Surrenders (notes 2, 3, 4, 5 and 6)	(739,816)	49,788	(3,751)	(10,951)	(69,775)	(30,941)	(109,786)	(41,230)
Adjustments to maintain reserves	59	24	(3)	(3)	8	(1)	(155)	304

Net equity transactions	(542,852)	156,553	36,106	(80,682)	(111,572)	(20,634)	(94,454)	4,250

Net change in contract owners’ equity	(330,867)	124,551	41,774	(108,472)	(94,067)	(101,287)	(2,222)	(117,523)
Contract owners’ equity at beginning of period	2,793,575	2,669,024	121,153	229,625	457,103	558,390	668,905	786,428

Contract owners’ equity at end of period	$2,462,708	2,793,575	162,927	121,153	363,036	457,103	666,683	668,905

CHANGE IN UNITS:
Beginning units	178,719	168,203	11,882	19,400	34,097	35,198	34,005	33,834
Units purchased	18,768	39,823	3,903	3,531	2,157	8,884	786	5,480
Units surrendered	(52,267)	(29,307)	(513)	(11,049)	(10,628)	(9,985)	(5,552)	(5,309)

Ending units	145,220	178,719	15,272	11,882	25,626	34,097	29,239	34,005

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCCN1		NVCMA1		NVCMC1		NVCMD1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(309)	(310)	(3,423)	(3,484)	(584)	(589)	(4,404)	(4,668)
Realized gain (loss) on investments	(533)	(2,004)	1,577	3,329	(345)	(910)	(5,376)	(14,242)
Change in unrealized gain (loss) on investments	4,446	(6,927)	62,221	(123,215)	6,987	(20,212)	77,294	(176,292)
Reinvested capital gains	1,242	1,548	37,852	12,595	7,101	3,047	60,826	28,447

Net increase (decrease) in contract owners’ equity resulting from operations	4,846	(7,693)	98,227	(110,775)	13,159	(18,664)	128,340	(166,755)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,533	4,242	24,201	21,234	6,065	6,779	30,565	35,248
Transfers between funds	-	30,064	2,039	67,765	37,127	-	15,748	2,619
Surrenders (notes 2, 3, 4, 5 and 6)	(4,345)	(12,107)	(168,057)	(44,731)	(11,321)	(29,481)	(83,374)	(146,921)
Adjustments to maintain reserves	(139)	284	(4)	1	(7)	(4)	(9)	247

Net equity transactions	49	22,483	(141,821)	44,269	31,864	(22,706)	(37,070)	(108,807)

Net change in contract owners’ equity	4,895	14,790	(43,594)	(66,506)	45,023	(41,370)	91,270	(275,562)
Contract owners’ equity at beginning of period	57,710	42,920	643,662	710,168	101,713	143,083	907,906	1,183,468

Contract owners’ equity at end of period	$62,605	57,710	600,068	643,662	146,736	101,713	999,176	907,906

CHANGE IN UNITS:
Beginning units	4,008	2,619	31,429	29,332	6,090	7,438	48,193	53,754
Units purchased	527	3,248	1,656	4,622	2,597	528	2,863	3,037
Units surrendered	(527)	(1,859)	(8,096)	(2,525)	(796)	(1,876)	(4,743)	(8,598)

Ending units	4,008	4,008	24,989	31,429	7,891	6,090	46,313	48,193

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCRA1		NVCRB1		NVDBL2		NVDCA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,198)	(1,811)	(1,967)	(2,081)	(481)	(497)	(530)	(585)
Realized gain (loss) on investments	6,979	5,613	509	4,330	(2,142)	(91,425)	(7,702)	(2,192)
Change in unrealized gain (loss) on investments	41,564	(54,696)	28,908	(82,971)	13,010	(46,549)	20,858	(50,396)
Reinvested capital gains	25,228	1,482	19,271	13,419	-	80,831	82	32,163

Net increase (decrease) in contract owners’ equity resulting from operations	71,573	(49,412)	46,721	(67,303)	10,387	(57,640)	12,708	(21,010)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,884	27,432	5,408	8,751	1,733	1,797	-	-
Transfers between funds	-	97,632	65	(54)	(9)	136	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(49,321)	(17,115)	(36,138)	(62,004)	(6,594)	(305,417)	(11,848)	(10,775)
Adjustments to maintain reserves	(142)	288	(1)	(9)	11	14	22	(19)

Net equity transactions	(30,579)	108,237	(30,666)	(53,316)	(4,859)	(303,470)	(11,826)	(10,794)

Net change in contract owners’ equity	40,994	58,825	16,055	(120,619)	5,528	(361,110)	882	(31,804)
Contract owners’ equity at beginning of period	380,556	321,731	382,577	503,196	86,076	447,186	87,293	119,097

Contract owners’ equity at end of period	$421,550	380,556	398,632	382,577	91,604	86,076	88,175	87,293

CHANGE IN UNITS:
Beginning units	17,943	12,806	21,799	24,646	4,252	17,731	3,484	3,891
Units purchased	1,034	6,389	340	532	97	105	-	-
Units surrendered	(2,273)	(1,252)	(2,008)	(3,379)	(323)	(13,584)	(438)	(407)

Ending units	16,704	17,943	20,131	21,799	4,026	4,252	3,046	3,484

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVDCAP		NVFIII		NVGEII		NVIDMP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(690)	(772)	155	81	570	173	(2,641)	(2,593)
Realized gain (loss) on investments	(10,615)	3,082	16	(874)	(58)	(89)	(41,085)	(32,826)
Change in unrealized gain (loss) on investments	31,706	(85,726)	159	224	6,449	(3,559)	106,873	(198,679)
Reinvested capital gains	126	49,589	-	-	-	-	-	146,562

Net increase (decrease) in contract owners’ equity resulting from operations	20,527	(33,827)	330	(569)	6,961	(3,475)	63,147	(87,536)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,206	5,284	1,303	1,229	170	170	102,764	113,792
Transfers between funds	(3,233)	(42,613)	-	(383)	30,629	12,862	17	(7,461)
Surrenders (notes 2, 3, 4, 5 and 6)	(21,162)	(6,476)	(586)	(458)	(1,045)	(963)	(109,965)	(86,155)
Adjustments to maintain reserves	2	(2)	(4)	7	(5)	8	4	(23)

Net equity transactions	(20,187)	(43,807)	713	395	29,749	12,077	(7,180)	20,153

Net change in contract owners’ equity	340	(77,634)	1,043	(174)	36,710	8,602	55,967	(67,383)
Contract owners’ equity at beginning of period	137,879	215,513	6,490	6,664	16,303	7,701	449,068	516,451

Contract owners’ equity at end of period	$138,219	137,879	7,533	6,490	53,013	16,303	505,035	449,068

CHANGE IN UNITS:
Beginning units	13,893	17,825	691	609	1,295	509	45,961	43,886
Units purchased	524	566	137	126	2,294	860	13,790	17,427
Units surrendered	(2,407)	(4,498)	(62)	(44)	(76)	(74)	(14,542)	(15,352)

Ending units	12,010	13,893	766	691	3,513	1,295	45,209	45,961

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11,369	16,452	19,598	13,681	38,421	(15,707)	10,031	14,022
Realized gain (loss) on investments	(952)	(3,679)	(10,888)	(44,161)	(141,429)	(231,876)	6,746	3,983
Change in unrealized gain (loss) on investments	74,944	(87,169)	32,266	(103,526)	490,127	(1,649,998)	47,768	(46,368)
Reinvested capital gains	-	-	-	9,708	-	114,097	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,361	(74,396)	40,976	(124,298)	387,119	(1,783,484)	64,545	(28,363)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,165	22,474	17,597	21,071	90,326	99,787	15,994	20,998
Transfers between funds	(7,760)	(8,961)	3,015	(178,533)	(19,772)	(74,837)	(5,677)	69,796
Surrenders (notes 2, 3, 4, 5 and 6)	(5,912)	(15,388)	(45,953)	(31,799)	(204,980)	(420,605)	(36,971)	(23,034)
Adjustments to maintain reserves	1	(3)	12	(7)	65	(35)	(4)	-

Net equity transactions	8,494	(1,878)	(25,329)	(189,268)	(134,361)	(395,690)	(26,658)	67,760

Net change in contract owners’ equity	93,855	(76,274)	15,647	(313,566)	252,758	(2,179,174)	37,887	39,397
Contract owners’ equity at beginning of period	497,088	573,362	620,694	934,260	2,641,030	4,820,204	443,071	403,674

Contract owners’ equity at end of period	$590,943	497,088	636,341	620,694	2,893,788	2,641,030	480,958	443,071

CHANGE IN UNITS:
Beginning units	42,169	41,481	41,172	53,350	223,122	251,824	36,538	31,178
Units purchased	2,594	6,777	1,550	3,621	18,564	18,964	2,071	9,092
Units surrendered	(1,913)	(6,089)	(3,217)	(15,799)	(29,239)	(47,666)	(4,142)	(3,732)

Ending units	42,850	42,169	39,505	41,172	212,447	223,122	34,467	36,538

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG1		NVMMG1		NVMMV2		NVNMO1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$192,432	153,999	(136,377)	(144,997)	204,914	184,338	4,331	(14,194)
Realized gain (loss) on investments	(12,029)	(174,980)	(2,015,434)	(1,436,468)	(622,989)	(343,568)	64,515	281,839
Change in unrealized gain (loss) on investments	745,560	(1,109,156)	7,031,695	(22,326,532)	(1,012,824)	(2,121,270)	1,833,915	(4,934,309)
Reinvested capital gains	202,826	602,176	-	7,793,559	3,021,884	1,580,186	1,054,900	1,611,276

Net increase (decrease) in contract owners’ equity resulting from operations	1,128,789	(527,961)	4,879,884	(16,114,438)	1,590,985	(700,314)	2,957,661	(3,055,388)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	56,164	76,263	614,381	702,728	379,241	394,779	263,553	290,331
Transfers between funds	872,261	(224,901)	(85,242)	(75,652)	(76,728)	(342,623)	(92,834)	(207,393)
Surrenders (notes 2, 3, 4, 5 and 6)	(269,145)	(215,401)	(1,997,419)	(2,556,074)	(1,666,026)	(1,348,405)	(1,187,029)	(1,070,871)
Adjustments to maintain reserves	16	1	66	(1,258)	531	140	1,100	(133)

Net equity transactions	659,296	(364,038)	(1,468,214)	(1,930,256)	(1,362,982)	(1,296,109)	(1,015,210)	(988,066)

Net change in contract owners’ equity	1,788,085	(891,999)	3,411,670	(18,044,694)	228,003	(1,996,423)	1,942,451	(4,043,454)
Contract owners’ equity at beginning of period	3,106,124	3,998,123	25,169,298	43,213,992	20,715,786	22,712,209	13,596,367	17,639,821

Contract owners’ equity at end of period	$4,894,209	3,106,124	28,580,968	25,169,298	20,943,789	20,715,786	15,538,818	13,596,367

CHANGE IN UNITS:
Beginning units	74,517	83,106	1,013,991	1,080,260	702,501	746,061	493,286	528,004
Units purchased	19,507	16,399	47,872	46,812	20,996	24,073	13,915	17,596
Units surrendered	(7,045)	(24,988)	(102,278)	(113,081)	(66,361)	(67,633)	(48,202)	(52,314)

Ending units	86,979	74,517	959,585	1,013,991	657,136	702,501	458,999	493,286

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNSR1		NVOLG1		NVRE1		NVSIX2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(276)	18	834,207	358,808	107,841	61,511	3,445	2,015
Realized gain (loss) on investments	(520)	(208)	(334,714)	207,603	65,598	205,527	(3,410)	3,213
Change in unrealized gain (loss) on investments	12,146	(59,183)	17,483,525	(30,926,283)	332,542	(3,054,282)	74,207	(192,774)
Reinvested capital gains	19,880	11,471	-	5,786,954	129,179	444,717	3,201	58,126

Net increase (decrease) in contract owners’ equity resulting from operations	31,230	(47,902)	17,983,018	(24,572,918)	635,160	(2,342,527)	77,443	(129,420)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	881	1,987	1,553,298	1,616,875	151,275	148,903	12,248	13,821
Transfers between funds	5	335	(640,945)	(611,574)	12,846	(247,467)	43,503	47,160
Surrenders (notes 2, 3, 4, 5 and 6)	(2,785)	(2,589)	(6,868,422)	(8,110,222)	159,427	(808,044)	(57,487)	(37,325)
Adjustments to maintain reserves	4	(6)	6,654	(27)	1	357	6	(30)

Net equity transactions	(1,895)	(273)	(5,949,415)	(7,104,948)	323,549	(906,251)	(1,730)	23,626

Net change in contract owners’ equity	29,335	(48,175)	12,033,603	(31,677,866)	958,709	(3,248,778)	75,713	(105,794)
Contract owners’ equity at beginning of period	157,230	205,405	80,386,932	112,064,798	5,147,212	8,395,990	506,798	612,592

Contract owners’ equity at end of period	$186,565	157,230	92,420,535	80,386,932	6,105,921	5,147,212	582,511	506,798

CHANGE IN UNITS:
Beginning units	5,938	5,950	1,539,144	1,664,986	260,111	302,132	25,551	24,362
Units purchased	33	81	53,342	57,320	65,122	15,798	2,744	4,784
Units surrendered	(99)	(93)	(157,994)	(183,162)	(52,669)	(57,819)	(2,928)	(3,595)

Ending units	5,872	5,938	1,434,492	1,539,144	272,564	260,111	25,367	25,551

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVSTB2		NVTIV3		SAM		SCF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,128	1,559	761	1,145	570,195	121,248	3,448	(8,110)
Realized gain (loss) on investments	(3,437)	(11,548)	193	(81)	-	-	(529,575)	(195,109)
Change in unrealized gain (loss) on investments	5,274	(4,266)	4,680	(3,358)	-	-	2,525,758	(7,841,878)
Reinvested capital gains	-	-	-	-	1	303	94,441	3,942,075

Net increase (decrease) in contract owners’ equity resulting from operations	3,965	(14,255)	5,634	(2,294)	570,196	121,551	2,094,072	(4,103,022)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,867	3,283	-	2,895	1,484,158	1,318,448	266,718	301,016
Transfers between funds	(6,776)	(86,273)	-	-	(1,720,517)	4,020,306	24,799	(160,798)
Surrenders (notes 2, 3, 4, 5 and 6)	(20,769)	(11,805)	(4,428)	(2,829)	(3,094,452)	(2,003,124)	(1,335,956)	(1,480,234)
Adjustments to maintain reserves	-	3	(20)	24	759	(1,141)	1,222	456

Net equity transactions	(24,678)	(94,792)	(4,448)	90	(3,330,052)	3,334,489	(1,043,217)	(1,339,560)

Net change in contract owners’ equity	(20,713)	(109,047)	1,186	(2,204)	(2,759,856)	3,456,040	1,050,855	(5,442,582)
Contract owners’ equity at beginning of period	92,619	201,666	39,837	42,041	14,614,040	11,158,000	16,432,911	21,875,493

Contract owners’ equity at end of period	$71,906	92,619	41,023	39,837	11,854,184	14,614,040	17,483,766	16,432,911

CHANGE IN UNITS:
Beginning units	8,290	16,888	2,160	2,146	818,867	633,266	144,812	156,064
Units purchased	774	2,919	-	171	103,000	489,003	5,386	4,971
Units surrendered	(2,974)	(11,517)	(220)	(157)	(288,373)	(303,402)	(14,199)	(16,223)

Ending units	6,090	8,290	1,940	2,160	633,494	818,867	135,999	144,812

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCGF		SCVF		TRF		AMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,957)	(6,600)	(1,912)	(5,842)	462,152	375,698	(6,887)	(7,084)
Realized gain (loss) on investments	(31,446)	(3,918)	(314,315)	(188,377)	2,230,309	1,828,145	(311)	34,925
Change in unrealized gain (loss) on investments	274,548	(969,534)	703,822	(918,466)	(3,992,853)	(14,213,636)	301,656	(1,196,361)
Reinvested capital gains	-	226,118	168,151	553,451	5,503,219	6,049,762	-	381,582

Net increase (decrease) in contract owners’ equity resulting from operations	237,145	(753,934)	555,746	(559,234)	4,202,827	(5,960,031)	294,458	(786,938)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,811	21,944	92,042	144,515	1,826,281	1,931,551	9,128	11,186
Transfers between funds	320,241	(420,604)	(97,931)	(262,909)	(15,226)	(12,958)	(16,503)	5,817
Surrenders (notes 2, 3, 4, 5 and 6)	(111,393)	(198,905)	(326,974)	(297,301)	(5,553,746)	(5,648,326)	(297,670)	(122,486)
Adjustments to maintain reserves	183	(10)	362	(89)	814	(394)	33	(28)

Net equity transactions	229,842	(597,575)	(332,501)	(415,784)	(3,741,877)	(3,730,127)	(305,012)	(105,511)

Net change in contract owners’ equity	466,987	(1,351,509)	223,245	(975,018)	460,950	(9,690,158)	(10,554)	(892,449)
Contract owners’ equity at beginning of period	1,349,805	2,701,314	3,467,370	4,442,388	56,928,961	66,619,119	1,876,189	2,768,638

Contract owners’ equity at end of period	$1,816,792	1,349,805	3,690,615	3,467,370	57,389,911	56,928,961	1,865,635	1,876,189

CHANGE IN UNITS:
Beginning units	62,558	86,854	58,424	64,741	424,376	456,227	109,373	114,680
Units purchased	15,505	13,367	2,775	4,747	20,148	24,924	1,411	1,789
Units surrendered	(5,881)	(37,663)	(8,181)	(11,064)	(47,764)	(56,775)	(17,950)	(7,096)

Ending units	72,182	62,558	53,018	58,424	396,760	424,376	92,834	109,373

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMINS		AMMCGS		AMRS		AMSRS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3	389	(800)	(802)	8	-	6,283	11,067
Realized gain (loss) on investments	(5,746)	(2)	(10,855)	7,166	2	760	48,319	21,941
Change in unrealized gain (loss) on investments	8,324	(17,141)	39,576	(109,724)	105	(1,034)	1,009,962	(1,544,626)
Reinvested capital gains	-	9,821	-	38,137	68	-	77,983	453,209

Net increase (decrease) in contract owners’ equity resulting from operations	2,581	(6,933)	27,921	(65,223)	183	(274)	1,142,547	(1,058,409)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	206	206	1,030	1,642	-	-	9,283	14,905
Transfers between funds	(19,492)	-	(28,285)	23,592	1,555	-	(2,611)	(20,765)
Surrenders (notes 2, 3, 4, 5 and 6)	(273)	(444)	(4,384)	(25,384)	(110)	(4,301)	(394,042)	(107,000)
Adjustments to maintain reserves	2	4	1	11	-	(4)	(124)	63

Net equity transactions	(19,557)	(234)	(31,638)	(139)	1,445	(4,305)	(387,494)	(112,797)

Net change in contract owners’ equity	(16,976)	(7,167)	(3,717)	(65,362)	1,628	(4,579)	755,053	(1,171,206)
Contract owners’ equity at beginning of period	23,417	30,584	166,820	232,182	-	4,579	4,536,223	5,707,429

Contract owners’ equity at end of period	$6,441	23,417	163,103	166,820	1,628	-	5,291,276	4,536,223

CHANGE IN UNITS:
Beginning units	1,137	1,148	2,903	2,864	-	132	131,435	135,780
Units purchased	10	10	69	471	51	-	1,290	1,189
Units surrendered	(871)	(21)	(559)	(432)	(4)	(132)	(12,815)	(5,534)

Ending units	276	1,137	2,413	2,903	47	-	119,910	131,435

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMTB		NOTB3		NOTG3		NOTMG3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$50,199	48,145	(31)	1,824	(4)	280	-	15
Realized gain (loss) on investments	(21,307)	(4,968)	(995)	(169)	(626)	(13)	(29)	(2)
Change in unrealized gain (loss) on investments	39,597	(124,684)	1,749	(7,002)	928	(2,244)	39	(82)
Reinvested capital gains	-	-	44	3,970	4	1,391	-	56

Net increase (decrease) in contract owners’ equity resulting from operations	68,489	(81,507)	767	(1,377)	302	(586)	10	(13)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,169	37,222	-	-	252	137	24	24
Transfers between funds	22,199	35,124	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(230,156)	(65,332)	(545)	(512)	(690)	(630)	(7)	(6)
Adjustments to maintain reserves	(8)	25	4	(9)	8	(3)	(4)	7

Net equity transactions	(176,796)	7,039	(541)	(521)	(430)	(496)	13	25

Net change in contract owners’ equity	(108,307)	(74,468)	226	(1,898)	(128)	(1,082)	23	12
Contract owners’ equity at beginning of period	1,379,328	1,453,796	9,237	11,135	3,172	4,254	100	88

Contract owners’ equity at end of period	$1,271,021	1,379,328	9,463	9,237	3,044	3,172	123	100

CHANGE IN UNITS:
Beginning units	63,108	62,402	752	793	247	284	8	6
Units purchased	3,486	5,710	-	-	19	10	2	2
Units surrendered	(11,792)	(5,004)	(43)	(41)	(51)	(47)	(1)	-

Ending units	54,802	63,108	709	752	215	247	9	8

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVAAA		PMVFBA		PMVLDA		PMVRSA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$7,651	21,205	1,026	715	28,442	12,456	53,316	59,100
Realized gain (loss) on investments	(7,808)	(1,481)	(5,388)	(9,012)	(5,109)	(13,959)	(142,443)	(9,095)
Change in unrealized gain (loss) on investments	23,540	(77,683)	7,156	(8,781)	16,022	(64,954)	54,141	(79,563)
Reinvested capital gains	-	21,986	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,383	(35,973)	2,794	(17,078)	39,355	(66,457)	(34,986)	(29,558)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,621	10,144	1,361	3,195	15,538	21,855	849	2,190
Transfers between funds	(13,789)	10,721	3,443	(51,584)	(8,092)	(267,981)	(139,044)	368,300
Surrenders (notes 2, 3, 4, 5 and 6)	2,007	36,883	(11,037)	(4,554)	(62,744)	(53,826)	(14,696)	(8,738)
Adjustments to maintain reserves	4	(6)	(2)	(9)	15	(27)	9	1

Net equity transactions	(3,157)	57,742	(6,235)	(52,952)	(55,283)	(299,979)	(152,882)	361,753

Net change in contract owners’ equity	20,226	21,769	(3,441)	(70,030)	(15,928)	(366,436)	(187,868)	332,195
Contract owners’ equity at beginning of period	306,997	285,228	54,433	124,463	880,847	1,247,283	397,724	65,529

Contract owners’ equity at end of period	$327,223	306,997	50,992	54,433	864,919	880,847	209,856	397,724

CHANGE IN UNITS:
Beginning units	21,953	17,872	4,992	9,201	70,914	94,932	45,547	8,113
Units purchased	3,239	5,364	557	335	2,481	6,859	279	55,270
Units surrendered	(3,469)	(1,283)	(1,123)	(4,544)	(6,955)	(30,877)	(19,610)	(17,836)

Ending units	21,723	21,953	4,426	4,992	66,440	70,914	26,216	45,547

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVSTA		PVEIB		PVGOB		PVTIGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,937	67	12,167	6,850	(8,242)	(7,690)	(1,031)	2,476
Realized gain (loss) on investments	229	-	16,983	25,323	13,011	24,960	1,236	(2,236)
Change in unrealized gain (loss) on investments	468	39	51,876	(119,711)	554,014	(893,432)	39,371	(65,710)
Reinvested capital gains	-	-	45,733	60,655	21,571	272,511	-	25,224

Net increase (decrease) in contract owners’ equity resulting from operations	3,634	106	126,759	(26,883)	580,354	(603,651)	39,576	(40,246)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	138,393	213	149,647	148,279	108,277	114,317	5,950	4,700
Transfers between funds	(1,934)	12,940	179,175	66,665	367,237	39,500	(7,918)	9,829
Surrenders (notes 2, 3, 4, 5 and 6)	(5,507)	(298)	(173,347)	(151,611)	(240,620)	(183,834)	(14,639)	(14,969)
Adjustments to maintain reserves	(4)	3	17	474	32	(48)	9	(15)

Net equity transactions	130,948	12,858	155,492	63,807	234,926	(30,065)	(16,598)	(455)

Net change in contract owners’ equity	134,582	12,964	282,251	36,924	815,280	(633,716)	22,978	(40,701)
Contract owners’ equity at beginning of period	12,964	-	718,505	681,581	1,306,138	1,939,854	225,411	266,112

Contract owners’ equity at end of period	$147,546	12,964	1,000,756	718,505	2,121,418	1,306,138	248,389	225,411

CHANGE IN UNITS:
Beginning units	1,288	-	41,803	38,227	61,301	62,945	8,858	8,871
Units purchased	13,160	1,318	10,529	14,514	14,015	8,019	296	930
Units surrendered	(533)	(30)	(1,803)	(10,938)	(6,061)	(9,663)	(879)	(943)

Ending units	13,915	1,288	50,529	41,803	69,255	61,301	8,275	8,858

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRHS2		TRLT2		TRMCG2		VWBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(20,987)	(22,289)	1,317	724	(1)	-	20,916	23,251
Realized gain (loss) on investments	117,799	331,481	(7)	(3)	-	-	(14,955)	(9,631)
Change in unrealized gain (loss) on investments	(171,101)	(1,150,206)	668	(2,923)	(416)	-	54,548	(63,211)
Reinvested capital gains	159,102	74,483	-	67	545	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	84,813	(766,531)	1,978	(2,135)	128	-	60,509	(49,591)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	115,099	122,904	-	-	186	-	33,031	24,945
Transfers between funds	34,949	(78,092)	-	-	8,448	-	(19,185)	(3,788)
Surrenders (notes 2, 3, 4, 5 and 6)	(328,091)	(635,644)	(202)	(158)	(1)	-	(61,346)	(44,416)
Adjustments to maintain reserves	48	(30)	(3)	6	(1)	-	4	(4)

Net equity transactions	(177,995)	(590,862)	(205)	(152)	8,632	-	(47,496)	(23,263)

Net change in contract owners’ equity	(93,182)	(1,357,393)	1,773	(2,287)	8,760	-	13,013	(72,854)
Contract owners’ equity at beginning of period	4,394,774	5,752,167	42,297	44,584	-	-	594,919	667,773

Contract owners’ equity at end of period	$4,301,592	4,394,774	44,070	42,297	8,760	-	607,932	594,919

CHANGE IN UNITS:
Beginning units	73,057	82,786	3,083	3,094	-	-	21,363	22,252
Units purchased	6,709	8,352	-	-	781	-	1,532	1,588
Units surrendered	(10,033)	(18,081)	(15)	(11)	-	-	(3,185)	(2,477)

Ending units	69,733	73,057	3,068	3,083	781	-	19,710	21,363

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWEM		VWHA		VRVDRI
	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$55,672	(4,773)	66,603	39,320	1,778	641
Realized gain (loss) on investments	(106,014)	(26,778)	114,377	197,082	(3,534)	(128)
Change in unrealized gain (loss) on investments	219,055	(1,054,798)	(316,946)	(52,002)	6,192	(26,727)
Reinvested capital gains	-	395,402	-	-	909	1,851

Net increase (decrease) in contract owners’ equity resulting from operations	168,713	(690,947)	(135,966)	184,400	5,345	(24,363)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	69,453	75,392	75,369	86,149	189	562
Transfers between funds	(87,698)	(25,130)	(114,876)	264,816	28,069	33,379
Surrenders (notes 2, 3, 4, 5 and 6)	(246,592)	(256,770)	(296,618)	(316,733)	(5,287)	(1,934)
Adjustments to maintain reserves	195	(90)	(38)	152	(1)	(6)

Net equity transactions	(264,642)	(206,598)	(336,163)	34,384	22,970	32,001

Net change in contract owners’ equity	(95,929)	(897,545)	(472,129)	218,784	28,315	7,638
Contract owners’ equity at beginning of period	1,952,681	2,850,226	3,250,243	3,031,459	65,128	57,490

Contract owners’ equity at end of period	$1,856,752	1,952,681	2,778,114	3,250,243	93,443	65,128

CHANGE IN UNITS:
Beginning units	66,213	72,767	69,477	69,177	5,665	3,687
Units purchased	4,415	5,234	2,783	11,358	2,417	2,120
Units surrendered	(12,968)	(11,788)	(10,731)	(11,058)	(744)	(142)

Ending units	57,660	66,213	61,529	69,477	7,338	5,665

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)*

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)*

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2023, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Inception Date	Liquidation Date
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)	4/29/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	5/16/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	8/5/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	10/20/2022
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)	9/12/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	8/21/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)		8/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023
NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMINS	Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares	5/1/2023
AMMCGS	Neuberger Berman Advisers Management Trust - Mid- Cap Growth Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	5/1/2023
AMRS	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PVGOB	Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	5/1/2023

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the years ended December 31, 2023 and 2022, total front-end sales charge deductions were $894,750 and $935,403, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $20,986,922 and $17,753,306, respectively, and total transfers from the Separate Account to the fixed account were $15,896,519 and $14,107,282, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$4,302	$14
ALVDAA	83	225
ALVGIA	66,705	46,114
ALVIVB	3,327	8,190
ALVSVA	88,802	94,623
SVDF	11,326	27,963
SVOF	203,864	115,506
WFVSCG	3,781	81,060
ACVB	1,269,062	1,482,362
ACVCA	343	1,489
ACVI	13,959	45,957
ACVIG	157,983	303,076
ACVIP2	57,085	112,100
ACVMV1	242,857	97,474
ACVU1	11,934	163,781
AMVBC4	111,078	58,989
BRVHYI	167,701	69,311
MLVGA2	96,638	177,522
DGI	279,258	127,590
DSC	17,494	21,955
DSIF	3,165,711	3,186,383
DSRG	1,234,385	617,977
DVSCS	156,858	159,160
DWVSVS	10,953	38,922
DFVGMI	51,209	9,791
DFVIPS	17,482	4,775
DSGIBA	43,588	27,178
FQB	68,146	77,198
FVU2	9,564	2,313
FAMP	355,837	470,187
FCS	528,761	39,578
FEIP	2,246,470	3,660,427
FEMS	108,895	32,116
FF10S	39,787	36,413
FF20S	43,876	72,421
FF30S	120,819	249,052
FGP	6,295,184	9,084,194
FHIP	469,790	517,811
FIGBS	482,585	227,148
FMCS	253,594	453,103
FNRS2	300,513	732,367
FOP	89,140	506,428
FOS	231,451	364,806
FRESS	54,377	62,964
FVSS	126,816	164,669
FVSS2	26,382	2,523
FTVDM2	75,840	64,254
FTVFA2	14,831	26,236
FTVGI2	49,570	117,760
FTVIS2	401,735	160,330
FTVRDI	46,354	18,506
FTVSVI	194,866	313,135
TIF	1,274	1,477
TIF2	28,312	41,569
GVGMNS	293	683
GVMSAS	2,528	3,177
RVARS	7,260	15,375
ACEG	60,944	23,921
AVMCCI	13,019	12,335
IVBRA1	2,556	166,957
IVCPBI	535,847	234,275
OVAG	328,480	370,675
OVGS	2,579,621	1,709,727
OVIG	91,920	26,947
OVMS	199,120	317,966
OVSB	25,124	8,327
OVSC	150,303	74,361

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

WRASP	32,856	101,432
WRHIP	34,089	50,771
WRMCG	171,271	219,614
JABS	69,494	139,062
JACAS	475,321	541,968
JAEI	158,690	32,220
JAGTS	1,919,510	1,202,445
JAIGS	147,956	261,189
LOVTRC	9,048	5,329
MNDIC	106,295	199,541
MV2IGI	241,434	21,354
MV3MVI	22,259	188,832
MVFIC	376,945	235,361
MVIGIC	24,235	7,143
MSEM	38,748	40,050
MSVRE	21,788	201,009
DTRTFB	49,480	2,143
EIF	146,322	101,800
GBF	218,422	349,376
GEM	114,410	143,385
GIG	186,494	421,968
GVAAA2	469,104	305,141
GVABD2	31,482	14,304
GVAGG2	347,022	223,768
GVAGI2	247,309	251,756
GVAGR2	734,161	521,132
GVDMA	407,781	907,558
GVDMC	30,362	69,767
GVEX1	866,279	1,640,904
GVIDA	49,243	139,965
GVIDC	606	27,405
GVIDM	22,313	393,406
GVIX2	85,551	73,379
HIBF	118,433	97,693
IDPG	-	199
IDPGI	112	6
MCIF	504,355	804,416
MSBF	117,669	353,604
NCPG	1,090	1,768
NCPGI	24	1,004
NVAMV1	401,752	698,206
NVAMVX	324,300	679,245
NVBX	111,934	72,514
NVCBD1	36,617	139,312
NVCCA1	116,377	167,801
NVCCN1	6,117	5,270
NVCMA1	51,445	158,832
NVCMC1	47,427	9,039
NVCMD1	85,994	66,774
NVCRA1	41,133	48,811
NVCRB1	22,266	35,626
NVDBL2	1,208	6,558
NVDCA2	82	12,378
NVDCAP	2,545	23,298
NVFIII	1,488	616
NVGEII	31,458	1,134
NVIDMP	81,495	91,147
NVIX	148,835	128,972
NVLCP1	48,042	53,783
NVMIG1	200,900	296,903

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

NVMIVX	22,610	39,233
NVMLG1	1,415,732	361,195
NVMMG1	385,472	1,982,917
NVMMV2	3,391,046	1,527,810
NVNMO1	1,180,224	1,137,304
NVNSR1	20,945	3,241
NVOLG1	2,059,060	7,180,923
NVRE1	1,457,592	898,292
NVSIX2	60,084	55,173
NVSTB2	19,316	41,866
NVTIV3	969	4,637
SAM	3,927,552	6,688,167
SCF	451,748	1,398,299
SCGF	362,114	138,259
SCVF	300,606	467,229
TRF	6,534,505	4,312,056
AMCG	13,946	325,878
AMINS	1,764	21,320
AMMCGS	2,626	35,066
AMRS	1,631	110
AMSRS	146,469	450,833
AMTB	115,183	242,181
NOTB3	60	592
NOTG3	222	659
NOTMG3	25	7
PMVAAA	45,396	40,907
PMVFBA	10,207	15,415
PMVLDA	42,722	69,576
PMVRSA	169,510	269,085
PVSTA	150,033	16,143
PVEIB	306,085	103,074
PVGOB	411,494	163,270
PVTIGB	4,848	22,629
TRHS2	561,027	606,257
TRLT2	1,317	202
TRMCG2	9,178	1
VWBF	70,718	97,302
VWEM	112,828	321,992
VWHA	235,416	505,909
VRVDRI	39,462	13,804

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2023	0.50%			415	$11.09			$4,598	0.00%	10.90%		****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2023	0.80%			6	14.76			90	0.77%	12.80%
2022	0.80%			16	13.09			209	2.70%	-19.10%
2021	0.50%	to	0.80%	380	16.65	to	16.17	6,330	0.63%	9.13%	to	8.80%
2020	0.80%			18	14.87			268	1.77%	4.19%
2019	0.80%			18	14.27			257	2.09%	14.59%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	0.00%	to	0.80%	9,588	59.80	to	50.69	523,414	1.51%	12.03%	to	11.14%
2022	0.00%	to	0.80%	10,071	53.38	to	45.61	492,343	1.42%	-4.19%	to	-4.95%
2021	0.00%	to	0.80%	9,858	55.72	to	47.99	505,486	0.84%	28.16%	to	27.14%
2020	0.00%	to	0.80%	9,985	43.48	to	37.75	400,569	1.51%	2.72%	to	1.90%
2019	0.00%	to	0.80%	11,184	42.33	to	37.04	438,991	1.25%	23.91%	to	22.93%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.50%			7,438	9.84			73,175	0.68%	14.26%
2022	0.50%			7,924	8.61			68,228	4.06%	-14.22%
2021	0.50%			8,354	10.04			83,859	1.65%	10.30%		****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.00%	to	0.80%	13,429	74.39	to	63.06	916,976	1.07%	17.18%	to	16.25%
2022	0.00%	to	0.80%	14,787	63.49	to	54.25	863,950	1.06%	-15.63%	to	-16.30%
2021	0.00%	to	0.80%	18,510	75.25	to	64.81	1,288,809	0.81%	35.95%	to	34.87%
2020	0.00%	to	0.80%	16,852	55.35	to	48.06	862,434	1.00%	3.37%	to	2.55%
2019	0.00%	to	0.80%	18,146	53.55	to	46.86	900,690	0.58%	20.10%	to	19.14%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	0.00%	to	1.00%	8,781	107.11	to	61.48	648,429	0.00%	20.14%	to	18.95%
2022	0.00%	to	1.00%	8,951	89.15	to	51.69	553,796	0.00%	-37.85%	to	-38.47%
2021	0.00%	to	1.00%	8,668	143.44	to	84.00	872,869	0.00%	-5.04%	to	-5.99%
2020	0.00%	to	1.00%	11,375	151.05	to	89.35	1,167,378	0.00%	62.65%	to	61.03%
2019	0.00%	to	1.00%	10,481	92.87	to	55.48	673,387	0.00%	39.02%	to	37.64%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	0.00%	to	1.00%	29,255	135.59	to	49.09	1,775,417	0.00%	26.50%	to	25.24%
2022	0.00%	to	1.00%	29,897	107.19	to	39.19	1,446,828	0.00%	-20.81%	to	-21.59%
2021	0.00%	to	1.00%	31,262	135.35	to	49.99	1,919,170	0.04%	24.78%	to	23.54%
2020	0.00%	to	1.00%	32,172	108.47	to	40.46	1,615,521	0.44%	21.00%	to	19.80%
2019	0.00%	to	1.00%	33,080	89.64	to	33.78	1,414,069	0.28%	31.46%	to	30.16%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.00%	to	0.80%	7,860	49.03	to	43.60	358,532	0.00%	4.11%	to	3.28%
2022	0.00%	to	0.80%	9,527	47.10	to	42.22	419,390	0.00%	-34.42%	to	-34.94%
2021	0.00%	to	0.80%	11,907	71.82	to	64.90	802,991	0.00%	7.64%	to	6.78%
2020	0.00%	to	0.80%	11,808	66.72	to	60.78	745,507	0.00%	57.78%	to	56.53%
2019	0.00%	to	0.80%	10,390	42.29	to	38.83	415,351	0.00%	24.83%	to	23.83%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2023	0.00%	to	1.00%	121,914	58.09	to	28.01	4,910,945	1.94%	16.41%	to	15.25%
2022	0.00%	to	1.00%	127,031	49.90	to	24.31	4,523,270	1.20%	-17.27%	to	-18.09%
2021	0.00%	to	1.00%	133,333	60.32	to	29.67	5,905,061	0.72%	15.77%	to	14.62%
2020	0.00%	to	1.00%	142,764	52.10	to	25.89	5,577,178	1.17%	12.53%	to	11.41%
2019	0.00%	to	1.00%	154,992	46.30	to	23.24	5,580,785	1.55%	19.85%	to	18.66%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2023	0.50%	to	0.80%	590	183.06	to	108.16	98,588	0.00%	20.09%	to	19.73%
2022	0.50%	to	0.80%	597	152.44	to	90.33	82,871	0.00%	-28.47%	to	-28.68%
2021	0.50%	to	0.80%	605	213.11	to	126.66	117,088	0.00%	10.60%	to	10.27%
2020	0.00%	to	1.00%	37,563	82.80	to	36.44	1,904,603	0.00%	42.46%	to	41.04%
2019	0.00%	to	1.00%	43,716	58.12	to	25.84	1,501,748	0.00%	35.56%	to	34.22%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	0.00%	to	1.00%	23,241	45.42	to	16.46	570,064	1.40%	12.57%	to	11.45%
2022	0.00%	to	1.00%	24,802	40.35	to	14.77	543,503	1.49%	-24.75%	to	-25.50%
2021	0.00%	to	1.00%	25,642	53.62	to	19.83	768,282	0.16%	8.75%	to	7.67%
2020	0.00%	to	1.00%	26,458	49.31	to	18.42	743,971	0.47%	25.88%	to	24.63%
2019	0.00%	to	1.00%	15,473	39.17	to	14.78	446,208	0.86%	28.42%	to	27.14%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.00%	to	1.00%	36,638	47.42	to	30.32	1,513,313	1.52%	8.65%	to	7.58%
2022	0.00%	to	1.00%	40,576	43.64	to	28.19	1,555,067	1.76%	-12.74%	to	-13.60%
2021	0.00%	to	1.00%	44,127	50.01	to	32.62	1,938,326	1.08%	23.65%	to	22.42%
2020	0.00%	to	1.00%	46,981	40.45	to	26.65	1,680,005	1.96%	11.81%	to	10.70%
2019	0.00%	to	1.00%	54,791	36.18	to	24.07	1,762,527	2.09%	23.95%	to	22.72%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.00%	to	0.80%	47,266	18.66	to	15.81	796,449	3.28%	3.40%	to	2.58%
2022	0.00%	to	0.80%	52,165	18.04	to	15.41	851,834	5.26%	-13.08%	to	-13.77%
2021	0.00%	to	0.80%	37,790	20.76	to	17.88	715,443	3.30%	6.27%	to	5.42%
2020	0.00%	to	0.80%	28,701	19.53	to	16.96	514,695	1.25%	9.55%	to	8.68%
2019	0.00%	to	0.80%	36,595	17.83	to	15.60	601,513	2.32%	8.90%	to	8.03%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.00%	to	0.80%	29,741	54.35	to	46.82	1,482,312	2.32%	6.13%	to	5.29%
2022	0.00%	to	0.80%	30,630	51.21	to	44.46	1,445,394	2.25%	-1.19%	to	-1.98%
2021	0.00%	to	0.80%	28,736	51.83	to	45.36	1,374,753	1.12%	23.20%	to	22.22%
2020	0.00%	to	0.80%	35,934	42.07	to	37.11	1,400,167	1.69%	1.21%	to	0.40%
2019	0.00%	to	0.80%	56,551	41.57	to	36.96	2,189,116	2.07%	29.15%	to	28.12%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	0.00%	to	1.00%	437	75.12	to	60.49	28,170	0.00%	43.51%	to	42.09%
2022	0.00%	to	1.00%	3,300	52.34	to	42.57	141,844	0.00%	-32.38%	to	-33.05%
2021	0.00%	to	1.00%	3,342	77.40	to	63.58	214,669	0.00%	23.16%	to	21.93%
2020	0.00%	to	1.00%	3,458	62.85	to	52.15	182,152	0.00%	49.85%	to	48.36%
2019	0.00%	to	1.00%	28,843	41.94	to	35.15	1,015,024	0.00%	34.58%	to	33.24%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.50%			19,910	11.48			228,589	1.78%	16.39%
2022	0.50%			15,269	9.86			150,616	8.05%	-1.36%		* ***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2023	0.50%	to	0.80%	53,951	12.87	to	12.62	694,420	6.46%	12.64%	to	12.31%
2022	0.50%	to	0.80%	48,862	11.43	to	11.23	558,306	5.22%	-10.80%	to	-11.06%
2021	0.50%	to	0.80%	46,618	12.81	to	12.63	597,139	4.59%	4.81%	to	4.50%
2020	0.50%	to	0.80%	55,269	12.22	to	12.09	675,478	4.98%	6.73%	to	6.41%
2019	0.50%	to	0.80%	18,555	11.45	to	11.36	212,452	5.54%	14.71%	to	14.37%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2023	0.00%	to	0.80%	71,389	25.81	to	22.96	1,711,961	2.07%	12.60%	to	11.70%
2022	0.00%	to	0.80%	75,991	22.93	to	20.55	1,626,910	0.00%	-15.99%	to	-16.66%
2021	0.00%	to	0.80%	76,589	27.29	to	24.66	1,960,519	0.76%	6.55%	to	5.70%
2020	0.00%	to	0.80%	79,733	25.61	to	23.33	1,927,227	1.16%	20.80%	to	19.84%
2019	0.00%	to	0.80%	93,183	21.20	to	19.47	1,871,842	1.14%	17.83%	to	16.89%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	1.00%	97,929	61.04	to	33.18	5,180,021	0.79%	23.69%	to	22.46%
2019	0.00%	to	1.00%	110,653	49.35	to	27.09	4,745,452	1.17%	36.10%	to	34.74%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2023	0.00%	to	1.00%	31,429	78.42	to	41.47	2,171,842	0.66%	26.68%	to	25.43%
2022	0.00%	to	1.00%	32,490	61.90	to	33.06	1,779,957	0.80%	-14.82%	to	-15.66%
2021	0.00%	to	1.00%	33,410	72.67	to	39.20	2,153,438	0.47%	25.63%	to	24.38%
2020	0.00%	to	1.00%	35,089	57.85	to	31.52	1,797,969	0.77%	24.63%	to	23.39%
2019	0.00%	to	1.00%	37,988	46.41	to	25.54	1,550,484	1.08%	29.12%	to	27.84%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2023	0.00%	to	0.80%	8,062	40.56	to	34.38	293,635	0.33%	9.28%	to	8.41%
2022	0.00%	to	0.80%	8,327	37.12	to	31.71	278,833	0.00%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	8,453	44.52	to	38.34	341,097	0.11%	16.46%	to	15.53%
2020	0.00%	to	0.80%	8,427	38.23	to	33.19	291,482	0.67%	19.89%	to	18.94%
2019	0.00%	to	0.80%	10,752	31.88	to	27.90	313,524	0.00%	21.78%	to	20.81%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.00%	to	1.00%	448,390	113.53	to	38.79	56,847,877	1.42%	25.93%	to	24.68%
2022	0.00%	to	1.00%	469,927	90.16	to	31.11	47,502,476	1.34%	-18.32%	to	-19.13%
2021	0.00%	to	1.00%	509,290	110.38	to	38.47	62,352,334	1.14%	28.41%	to	27.13%
2020	0.00%	to	1.00%	548,003	85.95	to	30.26	52,100,959	1.58%	18.01%	to	16.83%
2019	0.00%	to	1.00%	606,380	72.84	to	25.90	48,346,728	1.72%	31.18%	to	29.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	0.00%	to	1.00%	103,768	79.79	to	25.69	9,654,341	0.73%	23.82%	to	22.59%
2022	0.00%	to	1.00%	109,863	64.44	to	20.95	8,236,990	0.53%	-22.87%	to	-23.64%
2021	0.00%	to	1.00%	116,545	83.54	to	27.44	11,461,936	0.76%	27.00%	to	25.73%
2020	0.00%	to	1.00%	123,939	65.79	to	21.82	9,667,229	1.09%	24.14%	to	22.91%
2019	0.00%	to	1.00%	125,019	52.99	to	17.76	8,207,582	1.46%	34.36%	to	33.02%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.00%	to	1.00%	36,269	60.58	to	48.78	1,959,327	1.06%	15.39%	to	14.24%
2022	0.00%	to	1.00%	38,590	52.51	to	42.70	1,816,535	0.92%	-16.65%	to	-17.48%
2021	0.00%	to	1.00%	42,049	62.99	to	51.75	2,387,625	0.67%	26.14%	to	24.89%
2020	0.00%	to	1.00%	48,520	49.94	to	41.43	2,199,155	1.08%	10.64%	to	9.54%
2019	0.00%	to	1.00%	54,408	45.14	to	37.83	2,234,991	1.10%	22.21%	to	21.00%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.50%	to	0.80%	8,430	22.52	to	21.81	189,546	0.67%	8.55%	to	8.23%
2022	0.50%	to	0.80%	10,248	20.74	to	20.15	212,366	0.52%	-12.79%	to	-13.05%
2021	0.50%	to	0.80%	17,155	23.79	to	23.18	407,615	0.61%	33.35%	to	32.95%
2020	0.50%	to	0.80%	15,625	17.84	to	17.43	278,548	1.08%	-2.66%	to	-2.96%
2019	0.50%	to	0.80%	20,316	18.33	to	17.96	372,107	0.79%	27.08%	to	26.70%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2023	0.50%	to	0.80%	7,425	15.07	to	14.77	111,715	2.88%	14.15%	to	13.81%
2022	0.50%			4,703	13.20			62,093	1.47%	-11.40%
2021	0.50%			4,734	14.90			70,545	1.48%	13.63%
2020	0.50%			4,754	13.11			62,343	1.93%	10.73%
2019	0.50%			2,480	11.84			29,370	2.35%	17.54%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2023	0.50%			9,601	11.40			109,487	3.89%	3.50%
2022	0.50%			8,795	11.02			96,898	5.17%	-12.89%
2021	0.50%			14,868	12.65			188,039	3.27%	5.05%
2020	0.50%			23,554	12.04			283,563	1.14%	11.16%
2019	0.50%			21,935	10.83			237,559	1.62%	7.92%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2023	0.50%	to	0.80%	64,903	15.20	to	14.85	986,182	3.17%	14.32%	to	13.98%
2022	0.50%	to	0.80%	65,445	13.30	to	13.03	869,881	3.32%	-15.40%	to	-15.66%
2021	0.50%	to	0.80%	42,981	15.72	to	15.45	675,286	2.38%	10.40%	to	10.07%
2020	0.50%	to	0.80%	45,291	14.24	to	14.04	644,591	3.14%	7.74%	to	7.41%
2019	0.50%	to	0.80%	43,136	13.21	to	13.07	569,890	1.59%	19.57%	to	19.21%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.00%	to	1.00%	78,401	22.30	to	17.96	1,501,368	2.62%	6.14%	to	5.08%
2022	0.00%	to	1.00%	80,366	21.01	to	17.09	1,460,823	2.75%	-9.28%	to	-10.18%
2021	0.00%	to	1.00%	81,539	23.16	to	19.03	1,629,257	2.51%	-1.40%	to	-2.38%
2020	0.00%	to	1.00%	86,638	23.49	to	19.49	1,768,411	2.65%	8.12%	to	7.04%
2019	0.00%	to	1.00%	52,411	21.73	to	18.21	1,030,607	3.07%	9.44%	to	8.35%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	0.50%	to	0.80%	7,899	11.95	to	11.76	94,404	1.85%	8.14%	to	7.82%
2022	0.50%	to	0.80%	7,361	11.05	to	10.91	81,349	1.85%	-14.18%	to	-14.44%
2021	0.50%	to	0.80%	7,832	12.88	to	12.75	100,862	1.73%	17.92%	to	17.57%
2020	0.50%	to	0.80%	7,410	10.92	to	10.84	80,927	2.50%	0.43%	to	0.13%
2019	0.50%	to	0.80%	5,959	10.88	to	10.83	64,793	2.01%	19.63%	to	19.27%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2023	0.00%	to	1.00%	149,629	51.77	to	24.16	9,223,106	2.36%	12.94%	to	11.82%
2022	0.00%	to	1.00%	155,560	45.84	to	21.61	8,561,734	1.86%	-14.94%	to	-15.78%
2021	0.00%	to	1.00%	251,612	53.88	to	25.65	13,034,041	1.62%	9.92%	to	8.83%
2020	0.00%	to	1.00%	186,706	49.02	to	23.57	10,841,616	1.50%	14.87%	to	13.73%
2019	0.00%	to	1.00%	209,936	42.68	to	20.73	10,221,231	1.77%	18.25%	to	17.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2023	0.50%	to	0.80%	123,143	17.76	to	17.51	2,186,392	0.46%	32.68%	to	32.28%
2022	0.50%	to	0.80%	96,917	13.38	to	13.24	1,296,959	0.41%	-26.75%	to	-26.97%
2021	0.50%	to	0.80%	94,784	18.27	to	18.13	1,731,464	0.04%	27.07%	to	26.69%
2020	0.50%	to	0.80%	74,520	14.38	to	14.31	1,071,307	0.14%	29.78%	to	29.39%
2019	0.50%	to	0.80%	2,386	11.08	to	11.06	26,431	0.21%	10.79%	to	10.57	%****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2023	0.00%	to	1.00%	262,260	78.40	to	36.33	39,490,772	1.91%	10.65%	to	9.55%
2022	0.00%	to	1.00%	291,410	70.86	to	33.16	38,834,258	1.87%	-4.96%	to	-5.90%
2021	0.00%	to	1.00%	316,423	74.55	to	35.24	44,050,491	1.88%	24.89%	to	23.65%
2020	0.00%	to	1.00%	360,367	59.69	to	28.50	38,760,705	1.83%	6.69%	to	5.63%
2019	0.00%	to	1.00%	390,019	55.95	to	26.98	38,852,436	2.01%	27.44%	to	26.18%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2023	0.50%	to	0.80%	33,462	11.73	to	11.53	392,483	2.14%	9.06%	to	8.74%
2022	0.50%	to	0.80%	27,559	10.75	to	10.61	296,376	1.53%	-20.66%	to	-20.89%
2021	0.50%	to	0.80%	29,407	13.55	to	13.41	398,598	2.09%	-2.77%	to	-3.06%
2020	0.50%	to	0.80%	23,496	13.94	to	13.83	327,548	0.96%	30.52%	to	30.13%
2019	0.50%	to	0.80%	18,993	10.68	to	10.63	202,855	1.62%	28.66%	to	28.27%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2023	0.50%	to	0.80%	15,529	24.03	to	22.73	373,167	3.85%	8.73%	to	8.41%
2022	0.50%	to	0.80%	16,969	22.10	to	20.96	374,998	2.08%	-14.00%	to	-14.25%
2021	0.50%	to	0.80%	17,803	25.70	to	24.45	457,106	1.06%	5.26%	to	4.95%
2020	0.50%	to	0.80%	18,901	24.42	to	23.30	460,195	1.25%	11.83%	to	11.50%
2019	0.50%	to	0.80%	18,832	21.83	to	20.89	410,033	2.01%	15.42%	to	15.07%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2023	0.00%	to	0.80%	29,703	30.49	to	26.26	821,049	3.11%	12.34%	to	11.45%
2022	0.00%	to	0.80%	31,792	27.14	to	23.56	786,223	1.97%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	39,348	32.24	to	28.22	1,162,555	0.98%	9.47%	to	8.60%
2020	0.00%	to	0.80%	41,470	29.45	to	25.98	1,124,341	1.16%	14.92%	to	14.00%
2019	0.00%	to	0.80%	47,862	25.63	to	22.79	1,138,515	2.03%	20.01%	to	19.05%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2023	0.00%	to	0.80%	64,270	35.30	to	30.40	2,057,872	2.36%	14.56%	to	13.65%
2022	0.00%	to	0.80%	69,730	30.81	to	26.75	1,959,972	1.88%	-16.94%	to	-17.61%
2021	0.00%	to	0.80%	65,924	37.10	to	32.47	2,242,038	1.28%	12.24%	to	11.35%
2020	0.00%	to	0.80%	49,877	33.05	to	29.16	1,514,647	1.17%	16.76%	to	15.83%
2019	0.00%	to	0.80%	49,805	28.31	to	25.18	1,303,811	1.81%	24.37%	to	23.38%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2023	0.00%	to	1.00%	421,913	130.93	to	41.33	102,978,805	0.13%	36.24%	to	34.89%
2022	0.00%	to	1.00%	457,763	96.10	to	30.64	81,769,268	0.62%	-24.46%	to	-25.21%
2021	0.00%	to	1.00%	488,388	127.21	to	40.97	115,555,345	0.00%	23.21%	to	21.99%
2020	0.00%	to	1.30%	542,351	103.25	to	172.01	102,416,203	0.07%	43.89%	to	42.04%
2019	0.00%	to	1.30%	691,597	71.75	to	121.10	79,192,941	0.26%	34.31%	to	32.58%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2023	0.00%	to	1.00%	112,246	33.05	to	21.99	6,283,042	5.67%	10.48%	to	9.38%
2022	0.00%	to	1.00%	118,559	29.92	to	20.11	6,066,847	5.03%	-11.37%	to	-12.26%
2021	0.00%	to	1.00%	126,707	33.76	to	22.92	7,295,909	5.33%	4.41%	to	3.37%
2020	0.00%	to	1.00%	132,097	32.33	to	22.17	7,322,290	5.01%	2.75%	to	1.72%
2019	0.00%	to	1.00%	141,469	31.47	to	21.79	7,595,846	5.15%	15.11%	to	13.96%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2023	0.00%	to	0.80%	113,764	19.76	to	16.75	2,054,172	2.97%	6.12%	to	5.28%
2022	0.00%	to	0.80%	100,821	18.62	to	15.91	1,725,610	2.00%	-13.03%	to	-13.72%
2021	0.00%	to	0.80%	130,864	21.41	to	18.44	2,582,359	1.97%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	137,001	21.56	to	18.72	2,732,831	2.22%	9.25%	to	8.38%
2019	0.00%	to	0.80%	120,310	19.74	to	17.27	2,209,131	2.65%	9.58%	to	8.71%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2023	0.00%	to	0.80%	76,411	88.74	to	75.22	6,135,457	0.51%	15.00%	to	14.09%
2022	0.00%	to	0.80%	81,364	77.17	to	65.93	5,708,252	0.40%	-14.85%	to	-15.53%
2021	0.00%	to	0.80%	88,946	90.63	to	78.06	7,360,999	0.51%	25.51%	to	24.51%
2020	0.00%	to	0.80%	94,515	72.21	to	62.69	6,255,516	0.56%	18.04%	to	17.10%
2019	0.00%	to	0.80%	104,795	61.18	to	53.54	5,901,648	0.79%	23.35%	to	22.37%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.00%	to	0.80%	69,708	28.67	to	24.69	1,823,864	2.46%	0.70%	to	-0.10%
2022	0.00%	to	0.80%	88,165	28.47	to	24.71	2,307,769	1.85%	62.87%	to	61.57%
2021	0.00%	to	0.80%	74,766	17.48	to	15.30	1,207,423	2.19%	54.83%	to	53.60%
2020	0.00%	to	0.80%	64,509	11.29	to	9.96	675,050	2.59%	-32.88%	to	-33.42%
2019	0.00%	to	0.80%	65,125	16.82	to	14.96	1,019,156	1.74%	9.82%	to	8.95%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2023	0.00%	to	1.00%	70,708	44.29	to	20.83	3,722,811	1.01%	20.51%	to	19.31%
2022	0.00%	to	1.00%	83,514	36.76	to	17.46	3,510,714	1.05%	-24.48%	to	-25.24%
2021	0.00%	to	1.00%	90,173	48.67	to	23.35	4,976,613	0.52%	19.70%	to	18.51%
2020	0.00%	to	1.00%	105,502	40.66	to	19.71	4,748,629	0.44%	15.61%	to	14.46%
2019	0.00%	to	1.00%	113,238	35.17	to	17.22	4,462,671	1.72%	27.77%	to	26.49%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2023	0.00%	to	0.80%	292,652	15.91	to	14.84	4,449,498	0.95%	20.41%	to	19.45%
2022	0.00%	to	0.80%	304,601	13.21	to	12.42	3,866,099	0.96%	-24.58%	to	-25.18%
2021	0.00%	to	0.80%	327,130	17.52	to	16.61	5,535,686	0.44%	19.57%	to	18.62%
2020	0.00%	to	0.80%	343,121	14.65	to	14.00	4,878,974	0.36%	15.49%	to	14.57%
2019	0.00%	to	0.80%	347,031	12.68	to	12.22	4,294,084	1.71%	27.67%	to	26.66%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2023	0.50%	to	0.80%	5,518	11.98	to	11.74	65,900	1.95%	10.54%	to	10.21%
2022	0.50%	to	0.80%	6,781	10.84	to	10.65	73,364	1.35%	-27.98%	to	-28.19%
2021	0.50%	to	0.80%	6,143	15.05	to	14.84	92,275	0.99%	38.17%	to	37.75%
2020	0.50%	to	0.80%	6,354	10.89	to	10.77	69,169	2.96%	-7.07%	to	-7.35%
2019	0.50%	to	0.80%	4,895	11.72	to	11.63	57,303	3.44%	22.47%	to	22.10%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.50%	to	1.00%	19,075	54.33	to	48.75	1,018,629	1.10%	20.17%	to	19.58%
2022	0.50%	to	1.00%	20,694	45.21	to	40.77	921,052	0.96%	-7.66%	to	-8.12%
2021	0.00%	to	1.00%	26,130	54.02	to	44.37	1,253,027	1.49%	33.48%	to	32.15%
2020	0.00%	to	1.00%	22,769	40.47	to	33.58	823,207	1.24%	8.18%	to	7.10%
2019	0.00%	to	1.00%	20,422	37.41	to	31.35	688,068	1.58%	34.29%	to	32.96%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.50%			6,311	11.60			73,188	0.99%	20.01%
2022	0.50%			4,371	9.66			42,237	1.00%	-3.37%		* ***
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2023	0.00%	to	0.80%	33,475	12.94	to	11.98	414,228	2.09%	12.62%	to	11.73%
2022	0.00%	to	0.80%	33,268	11.49	to	10.72	366,457	2.81%	-21.98%	to	-22.60%
2021	0.00%	to	0.80%	36,257	14.73	to	13.85	514,525	0.88%	-5.74%	to	-6.49%
2020	0.00%	to	0.80%	37,053	15.63	to	14.82	560,461	4.04%	17.18%	to	16.25%
2019	0.00%	to	0.80%	55,113	13.34	to	12.74	714,807	1.03%	26.70%	to	25.69%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.50%	to	0.80%	9,904	19.76	to	18.85	194,972	1.49%	14.04%	to	13.70%
2022	0.50%	to	0.80%	10,799	17.33	to	16.58	186,513	1.62%	-16.42%	to	-16.67%
2021	0.50%	to	0.80%	10,730	20.73	to	19.90	221,765	1.72%	11.13%	to	10.79%
2020	0.50%	to	0.80%	11,163	18.65	to	17.96	207,223	1.45%	11.19%	to	10.85%
2019	0.00%	to	0.80%	12,621	17.79	to	16.20	211,274	3.58%	19.86%	to	18.90%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	to	0.80%	75,192	9.27	to	8.58	666,782	0.00%	2.88%	to	2.07%
2022	0.00%	to	0.80%	82,504	9.01	to	8.40	714,514	0.00%	-4.95%	to	-5.71%
2021	0.00%	to	0.80%	122,131	9.48	to	8.91	1,117,540	0.00%	-4.99%	to	-5.75%
2020	0.00%	to	0.80%	120,198	9.97	to	9.46	1,162,446	8.56%	-5.28%	to	-6.04%
2019	0.00%	to	0.80%	173,186	10.53	to	10.06	1,774,820	7.25%	2.01%	to	1.20%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.00%	to	0.80%	54,887	26.79	to	23.26	1,346,046	5.24%	8.62%	to	7.76%
2022	0.00%	to	0.80%	50,795	24.67	to	21.59	1,152,581	4.95%	-5.47%	to	-6.23%
2021	0.00%	to	0.80%	56,464	26.10	to	23.02	1,362,696	4.67%	16.75%	to	15.82%
2020	0.00%	to	0.80%	60,300	22.35	to	19.88	1,251,363	6.02%	0.69%	to	-0.11%
2019	0.00%	to	0.80%	66,232	22.20	to	19.90	1,374,053	5.42%	16.06%	to	15.13%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2023	0.00%			5,738	71.25			408,811	1.10%	12.39%
2022	0.00%			5,966	63.39			378,206	1.07%	-10.34%
2021	0.00%			5,919	70.71			418,522	1.20%	27.10%
2020	0.00%	to	0.80%	86,192	55.63	to	48.30	4,414,007	1.49%	16.23%	to	15.30%
2019	0.00%	to	0.80%	98,970	47.86	to	41.89	4,383,042	1.46%	29.58%	to	28.55%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2023	0.00%	to	0.80%	37,212	73.40	to	62.21	2,469,875	0.75%	13.02%	to	12.12%
2022	0.00%	to	0.80%	41,345	64.94	to	55.49	2,439,120	1.23%	-9.82%	to	-10.53%
2021	0.00%	to	0.80%	45,870	72.01	to	62.02	3,018,550	1.13%	25.67%	to	24.67%
2020	0.00%	to	0.80%	45,146	57.30	to	49.75	2,373,580	1.72%	5.41%	to	4.57%
2019	0.00%	to	0.80%	46,596	54.36	to	47.57	2,334,779	1.30%	26.72%	to	25.72%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2023	0.00%	to	0.80%	1,316	33.42	to	28.33	40,047	3.38%	21.09%	to	20.13%
2022	0.00%	to	0.80%	1,363	27.60	to	23.58	34,402	3.30%	-7.39%	to	-8.12%
2021	0.00%	to	0.80%	1,513	29.80	to	25.66	41,383	2.02%	4.44%	to	3.60%
2020	0.00%	to	0.80%	1,555	28.53	to	24.77	40,880	3.59%	-0.92%	to	-1.71%
2019	0.00%	to	0.80%	1,613	28.80	to	25.20	43,011	2.05%	12.84%	to	11.94%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2023	0.00%	to	0.80%	46,370	11.17	to	10.33	497,032	3.23%	20.76%	to	19.80%
2022	0.00%	to	0.80%	48,983	9.25	to	8.63	436,652	3.08%	-7.61%	to	-8.34%
2021	0.00%	to	0.80%	49,423	10.01	to	9.41	478,718	1.83%	4.16%	to	3.33%
2020	0.00%	to	0.80%	55,282	9.61	to	9.11	515,859	3.33%	-1.16%	to	-1.95%
2019	0.00%	to	0.80%	79,633	9.72	to	9.29	754,210	1.88%	12.53%	to	11.63%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2023	0.50%			1,157	15.45			17,863	1.73%	15.00%
2022	0.50%			1,198	13.43			16,091	0.00%	-19.56%
2021	0.50%			3,546	16.70			59,213	0.00%	15.59%
2020	0.50%	to	0.80%	2,962	14.45	to	14.08	42,549	0.28%	3.59%	to	3.28%
2019	0.50%	to	0.80%	3,068	13.94	to	13.63	42,547	1.48%	11.38%	to	11.04%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.50%			3,504	11.31			39,633	6.60%	7.23%
2022	0.50%			3,785	10.55			39,925	5.24%	-7.00%
2021	0.50%			626	11.34			7,100	1.22%	4.31%
2020	0.50%			625	10.87			6,796	2.91%	6.19%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.50%	to	0.80%	3,734	12.16	to	11.78	45,239	2.91%	3.85%	to	3.54%
2022	0.50%	to	0.80%	4,494	11.71	to	11.37	52,547	0.98%	-3.88%	to	-4.17%
2021	0.50%	to	0.80%	6,620	12.18	to	11.87	80,572	0.00%	7.57%	to	7.24%
2020	0.50%	to	0.80%	5,688	11.33	to	11.07	64,352	1.34%	6.85%	to	6.53%
2019	0.50%	to	0.80%	6,699	10.60	to	10.39	70,946	2.23%	4.49%	to	4.18%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2023	0.00%	to	0.80%	6,154	41.31	to	37.62	244,277	0.00%	40.93%	to	39.81%
2022	0.00%	to	0.80%	5,333	29.31	to	26.91	151,191	0.00%	-31.11%	to	-31.66%
2021	0.00%	to	0.80%	7,506	42.55	to	39.38	308,316	0.00%	11.93%	to	11.03%
2020	0.00%	to	0.80%	11,929	38.01	to	35.47	437,403	0.08%	42.35%	to	41.22%
2019	0.00%	to	0.80%	9,418	26.70	to	25.11	243,820	0.00%	36.76%	to	35.67%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2023	0.50%	to	0.80%	1,384	23.44	to	22.63	32,263	0.22%	13.90%	to	13.56%
2022	0.50%	to	0.80%	1,359	20.58	to	19.93	27,816	0.11%	-14.69%	to	-14.94%
2021	0.50%	to	0.80%	1,757	24.12	to	23.43	42,239	0.46%	22.63%	to	22.26%
2020	0.50%	to	0.80%	1,724	19.67	to	19.17	33,786	0.96%	8.70%	to	8.38%
2019	0.50%	to	0.80%	130	18.10	to	17.68	2,316	0.50%	24.65%	to	24.28%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2023	0.50%	to	0.80%	8,383	13.77	to	13.38	115,414	0.00%	6.10%	to	5.79%
2022	0.50%	to	0.80%	20,562	12.98	to	12.65	266,891	7.01%	-14.78%	to	-15.03%
2021	0.50%	to	0.80%	25,164	15.23	to	14.89	383,299	3.19%	9.00%	to	8.67%
2020	0.50%	to	0.80%	25,632	13.98	to	13.70	358,140	8.11%	9.68%	to	9.35%
2019	0.50%	to	0.80%	25,929	12.74	to	12.53	330,162	0.00%	14.63%	to	14.29%
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2023	0.00%	to	1.00%	318,304	10.10	to	9.94	3,184,374	2.73%	6.14%	to	5.09%
2022	0.00%	to	1.00%	293,436	9.52	to	9.46	2,781,913	0.58%	-4.80%	to	-5.43	%****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.00%	to	1.00%	90,772	25.20	to	17.61	1,948,465	0.00%	13.15%	to	12.03%
2022	0.00%	to	1.00%	94,976	22.27	to	15.72	1,763,389	0.00%	-30.98%	to	-31.67%
2021	0.00%	to	1.00%	112,976	32.27	to	23.00	3,094,493	0.00%	19.10%	to	17.91%
2020	0.00%	to	1.00%	122,828	27.10	to	19.51	2,837,052	0.03%	40.69%	to	39.29%
2019	0.00%	to	1.00%	85,026	19.26	to	14.01	1,424,032	0.00%	39.36%	to	37.98%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	1.00%	33,220	34.06	to	27.68	1,031,634	1.42%	13.94%	to	12.81%
2019	0.00%	to	1.00%	45,429	29.89	to	24.54	1,239,435	1.11%	32.08%	to	30.77%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.00%	to	1.00%	177,312	130.26	to	39.52	21,957,586	0.23%	34.73%	to	33.40%
2022	0.00%	to	1.00%	191,067	96.68	to	29.63	17,580,066	0.00%	-31.76%	to	-32.44%
2021	0.00%	to	1.00%	199,554	141.68	to	43.86	27,193,716	0.00%	15.49%	to	14.34%
2020	0.00%	to	1.00%	218,105	122.68	to	38.36	25,860,518	0.70%	27.64%	to	26.37%
2019	0.00%	to	1.00%	236,817	96.12	to	30.35	22,159,620	0.90%	31.79%	to	30.48%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2023	0.50%	to	0.80%	21,083	13.57	to	13.19	286,157	0.56%	20.46%	to	20.10%
2022	0.50%	to	0.80%	16,193	11.27	to	10.98	182,442	0.00%	-27.49%	to	-27.71%
2021	0.50%	to	0.80%	21,399	15.54	to	15.19	332,540	0.00%	9.67%	to	9.34%
2020	0.50%	to	0.80%	24,708	14.17	to	13.89	349,834	0.88%	20.90%	to	20.53%
2019	0.50%	to	0.80%	18,080	11.72	to	11.52	211,792	1.02%	27.96%	to	27.58%
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2023	0.00%	to	1.00%	85,535	40.65	to	19.69	4,529,634	1.90%	12.60%	to	11.48%
2022	0.00%	to	1.00%	88,947	36.10	to	17.66	4,211,759	1.36%	-16.85%	to	-17.68%
2021	0.00%	to	1.00%	96,127	43.42	to	21.46	5,497,172	1.47%	10.63%	to	9.53%
2020	0.00%	to	1.30%	108,134	39.25	to	49.12	5,501,163	2.11%	14.86%	to	13.37%
2019	0.00%	to	1.30%	114,742	34.17	to	43.32	5,066,362	2.24%	17.51%	to	16.00%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.00%	to	0.80%	15,420	11.80	to	10.79	173,050	0.00%	8.88%	to	8.02%
2022	0.00%	to	0.80%	13,793	10.84	to	9.99	142,656	0.00%	-11.46%	to	-12.16%
2021	0.00%	to	0.80%	15,026	12.24	to	11.37	176,247	4.81%	-3.41%	to	-4.18%
2020	0.00%	to	0.80%	14,219	12.67	to	11.87	173,421	5.82%	3.40%	to	2.58%
2019	0.00%	to	0.80%	15,689	12.25	to	11.57	186,600	3.80%	10.80%	to	9.92%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.00%	to	0.80%	15,283	83.33	to	70.64	1,150,492	1.18%	18.13%	to	17.19%
2022	0.00%	to	0.80%	14,367	70.54	to	60.28	920,470	0.52%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	15,891	83.82	to	72.19	1,215,479	0.37%	22.55%	to	21.58%
2020	0.00%	to	0.80%	16,144	68.39	to	59.38	1,009,832	0.61%	19.93%	to	18.97%
2019	0.00%	to	0.80%	20,008	57.03	to	49.91	1,048,740	0.21%	26.47%	to	25.46%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.00%	to	0.80%	38,833	25.33	to	22.53	909,526	2.12%	13.94%	to	13.03%
2022	0.00%	to	0.80%	42,649	22.23	to	19.93	881,068	1.55%	-14.74%	to	-15.42%
2021	0.00%	to	0.80%	45,591	26.08	to	23.56	1,110,714	1.60%	10.44%	to	9.56%
2020	0.00%	to	0.80%	47,675	23.61	to	21.51	1,056,409	2.06%	13.88%	to	12.97%
2019	0.00%	to	0.80%	63,120	20.73	to	19.04	1,236,186	1.98%	21.78%	to	20.81%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.50%	to	0.80%	31,967	16.35	to	15.79	522,069	6.26%	11.20%	to	10.86%
2022	0.50%	to	0.80%	34,958	14.71	to	14.25	513,454	6.64%	-11.41%	to	-11.67%
2021	0.50%	to	0.80%	30,323	16.60	to	16.13	502,575	6.05%	5.53%	to	5.22%
2020	0.50%	to	0.80%	31,725	15.73	to	15.33	498,059	7.52%	5.50%	to	5.18%
2019	0.50%	to	0.80%	32,369	14.91	to	14.57	481,667	8.39%	10.64%	to	10.31%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.50%	to	0.80%	17,374	33.71	to	32.55	583,962	0.00%	19.02%	to	18.67%
2022	0.50%	to	0.80%	21,355	28.32	to	27.43	603,525	0.00%	-31.14%	to	-31.34%
2021	0.50%	to	0.80%	26,394	41.13	to	39.96	1,084,113	0.00%	15.77%	to	15.43%
2020	0.50%	to	0.80%	28,209	35.53	to	34.61	1,000,340	0.00%	48.26%	to	47.82%
2019	0.50%	to	0.80%	22,022	23.96	to	23.42	526,408	0.00%	37.25%	to	36.84%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2023	0.00%	to	0.80%	45,927	51.72	to	43.84	2,142,063	1.79%	15.13%	to	14.22%
2022	0.00%	to	0.80%	48,097	44.93	to	38.39	1,958,584	0.93%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	54,321	53.88	to	46.41	2,666,637	0.70%	16.91%	to	15.98%
2020	0.00%	to	0.80%	53,935	46.09	to	40.01	2,288,378	1.52%	14.03%	to	13.12%
2019	0.00%	to	0.80%	50,033	40.42	to	35.37	1,869,605	1.73%	22.27%	to	21.30%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2023	0.00%	to	1.00%	100,822	57.28	to	47.21	5,219,149	0.13%	39.65%	to	38.27%
2022	0.00%	to	1.00%	102,640	41.01	to	34.14	3,779,719	0.05%	-33.73%	to	-34.39%
2021	0.00%	to	1.00%	125,075	61.89	to	52.04	7,004,050	0.00%	22.60%	to	21.38%
2020	0.00%	to	1.00%	136,791	50.48	to	42.87	6,282,469	0.17%	39.03%	to	37.65%
2019	0.00%	to	1.00%	148,037	36.31	to	31.14	4,911,284	0.02%	36.85%	to	35.49%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	0.50%	to	0.80%	20,372	21.01	to	20.60	427,959	0.17%	17.48%	to	17.13%
2022	0.50%	to	0.80%	15,340	17.89	to	17.58	274,261	0.20%	-16.36%	to	-16.61%
2021	0.50%	to	0.80%	15,706	21.38	to	21.09	335,755	0.32%	16.25%	to	15.90%
2020	0.50%	to	0.80%	19,633	18.39	to	18.19	360,997	0.07%	18.88%	to	18.52%
2019	0.50%	to	0.80%	20,863	15.47	to	15.35	322,667	0.20%	34.81%	to	34.41%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.00%	to	1.00%	169,220	41.42	to	34.27	6,323,475	0.00%	54.27%	to	52.75%
2022	0.00%	to	1.00%	147,790	26.85	to	22.44	3,554,541	0.00%	-37.12%	to	-37.75%
2021	0.00%	to	1.00%	172,644	42.70	to	36.04	6,638,846	0.11%	17.75%	to	16.57%
2020	0.00%	to	1.00%	189,428	36.26	to	30.92	6,229,070	0.00%	50.73%	to	49.23%
2019	0.00%	to	1.00%	237,118	24.06	to	20.72	5,231,848	0.41%	44.82%	to	43.38%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.00%	to	1.00%	114,740	23.32	to	20.24	2,384,720	1.43%	10.58%	to	9.49%
2022	0.00%	to	1.00%	121,359	21.09	to	18.49	2,292,932	1.64%	-8.84%	to	-9.74%
2021	0.00%	to	1.00%	144,981	23.13	to	20.48	3,021,901	1.03%	13.29%	to	12.16%
2020	0.00%	to	1.00%	147,441	20.42	to	18.26	2,718,641	1.22%	16.02%	to	14.87%
2019	0.00%	to	1.00%	154,193	17.60	to	15.90	2,460,380	1.84%	26.71%	to	25.45%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.50%	to	0.80%	16,914	10.57	to	10.33	178,619	4.39%	5.81%	to	5.49%
2022	0.50%	to	0.80%	17,212	9.99	to	9.79	171,804	3.30%	-14.48%	to	-14.73%
2021	0.50%	to	0.80%	17,601	11.68	to	11.48	205,453	1.95%	-0.74%	to	-1.04%
2020	0.50%	to	0.80%	14,523	11.77	to	11.60	170,790	2.35%	6.89%	to	6.57%
2019	0.50%	to	0.80%	15,363	11.01	to	10.89	169,036	2.63%	7.87%	to	7.55%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2023	0.50%	to	0.80%	13,634	28.90	to	27.90	393,638	0.00%	13.84%	to	13.50%
2022	0.50%	to	0.80%	17,106	25.38	to	24.58	433,914	0.00%	-30.11%	to	-30.32%
2021	0.50%	to	0.80%	19,804	36.32	to	35.28	718,830	0.00%	1.29%	to	0.99%
2020	0.50%	to	0.80%	22,300	35.85	to	34.93	798,296	0.00%	45.16%	to	44.73%
2019	0.50%	to	0.80%	14,108	24.70	to	24.14	347,577	0.00%	40.99%	to	40.57%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2023	0.00%	to	0.80%	13,890	29.29	to	27.30	398,757	0.41%	24.01%	to	23.02%
2022	0.00%	to	0.80%	6,602	23.62	to	22.19	149,901	0.09%	-19.26%	to	-19.90%
2021	0.00%	to	0.80%	15,652	29.25	to	27.71	449,396	0.25%	25.97%	to	24.97%
2020	0.00%	to	0.80%	15,971	23.22	to	22.17	364,983	0.46%	22.53%	to	21.55%
2019	0.00%	to	0.80%	23,834	18.95	to	18.24	445,089	0.62%	39.95%	to	38.84%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2023	0.50%	to	0.80%	17,776	18.22	to	18.02	323,821	1.69%	12.17%	to	11.83%
2022	0.50%			28,539	16.24			463,513	1.01%	-9.24%
2021	0.50%			10,573	17.89			189,201	0.82%	30.33%		*	***
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2023	0.00%	to	0.80%	59,922	65.23	to	55.29	3,571,746	1.64%	7.93%	to	7.07%
2022	0.00%	to	0.80%	62,409	60.44	to	51.64	3,461,002	1.41%	-5.91%	to	-6.66%
2021	0.00%	to	0.80%	62,829	64.23	to	55.32	3,705,166	1.33%	25.45%	to	24.45%
2020	0.00%	to	0.80%	69,661	51.20	to	44.45	3,285,059	1.57%	3.48%	to	2.65%
2019	0.00%	to	0.80%	79,839	49.48	to	43.30	3,662,631	2.14%	29.80%	to	28.77%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2023	0.50%	to	0.80%	19,422	13.23	to	13.04	256,798	1.11%	14.15%	to	13.81%
2022	0.50%	to	0.80%	18,826	11.59	to	11.46	218,104	0.62%	-15.38%	to	-15.63%
2021	0.50%	to	0.80%	17,992	13.69	to	13.58	246,333	0.53%	8.72%	to	8.40%
2020	0.50%	to	0.80%	11,825	12.59	to	12.53	148,914	1.46%	15.26%	to	14.91	%****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2023	0.00%	to	1.00%	10,854	39.44	to	30.99	372,903	8.49%	11.84%	to	10.73%
2022	0.00%	to	1.00%	11,765	35.27	to	27.99	364,503	7.53%	-18.74%	to	-19.54%
2021	0.00%	to	1.00%	13,014	43.40	to	34.79	498,174	5.18%	-2.02%	to	-3.00%
2020	0.00%	to	1.00%	13,742	44.30	to	35.87	538,174	4.35%	5.55%	to	4.49%
2019	0.00%	to	1.00%	15,880	41.97	to	34.32	592,004	5.41%	14.25%	to	13.12%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2023	0.00%	to	1.00%	4,916	100.40	to	44.94	402,630	1.83%	14.52%	to	13.38%
2022	0.00%	to	1.00%	9,194	87.68	to	39.63	528,603	1.23%	-27.05%	to	-27.78%
2021	0.00%	to	1.00%	9,437	120.19	to	54.88	749,954	2.00%	39.80%	to	38.41%
2020	0.00%	to	1.00%	12,611	85.97	to	39.65	671,125	2.75%	-16.85%	to	-17.68%
2019	0.00%	to	1.00%	13,946	103.40	to	48.16	882,748	1.88%	18.94%	to	17.76%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2023	0.50%			11,009	9.99			110,012	4.09%	5.14%
2022	0.50%			6,453	9.50			61,332	2.93%	-13.64%
2021	0.50%			4,710	11.01			51,839	2.34%	-0.94%
2020	0.50%			1,164	11.11			12,933	2.23%	3.22%
2019	0.50%			1,257	10.76			13,530	2.20%	6.05%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2023	0.00%	to	0.80%	26,373	58.30	to	49.42	1,401,872	1.86%	11.99%	to	11.10%
2022	0.00%	to	0.80%	27,937	52.06	to	44.48	1,330,946	1.51%	-3.99%	to	-4.75%
2021	0.00%	to	0.80%	27,616	54.22	to	46.70	1,371,298	1.32%	20.29%	to	19.33%
2020	0.00%	to	0.80%	26,048	45.08	to	39.14	1,073,336	1.75%	3.63%	to	2.80%
2019	0.00%	to	0.80%	28,410	43.50	to	38.07	1,135,328	2.33%	27.31%	to	26.30%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.00%	to	1.00%	97,032	26.81	to	15.92	3,438,805	2.70%	4.70%	to	3.66%
2022	0.00%	to	1.00%	105,495	25.60	to	15.36	3,503,405	2.02%	-12.55%	to	-13.42%
2021	0.00%	to	1.00%	113,439	29.28	to	17.74	4,294,993	1.64%	-2.08%	to	-3.06%
2020	0.00%	to	1.00%	124,840	29.90	to	18.30	4,754,605	2.05%	6.08%	to	5.03%
2019	0.00%	to	1.00%	133,508	28.19	to	17.42	4,786,268	2.28%	6.27%	to	5.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.00%	to	1.00%	36,331	27.42	to	21.40	895,943	1.70%	4.16%	to	3.13%
2022	0.00%	to	1.00%	37,980	26.32	to	20.75	903,536	0.90%	-24.75%	to	-25.49%
2021	0.00%	to	1.00%	39,779	34.97	to	27.86	1,263,138	0.92%	-7.28%	to	-8.20%
2020	0.00%	to	1.00%	41,039	37.72	to	30.34	1,408,030	1.93%	13.30%	to	12.17%
2019	0.00%	to	1.00%	49,822	33.29	to	27.05	1,512,962	2.47%	22.95%	to	21.72%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.00%	to	1.00%	135,682	26.72	to	21.29	3,264,536	2.71%	21.70%	to	20.49%
2022	0.00%	to	1.00%	150,100	21.95	to	17.67	2,976,448	3.66%	-14.12%	to	-14.98%
2021	0.00%	to	1.00%	163,271	25.56	to	20.78	3,780,791	2.53%	12.66%	to	11.54%
2020	0.00%	to	1.00%	170,262	22.69	to	18.63	3,511,530	1.19%	7.95%	to	6.87%
2019	0.00%	to	1.00%	188,940	21.02	to	17.43	3,624,651	2.59%	19.12%	to	17.94%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.00%	to	0.80%	130,683	30.35	to	26.35	3,624,043	0.00%	13.84%	to	12.93%
2022	0.00%	to	0.80%	137,274	26.66	to	23.33	3,365,144	0.00%	-13.74%	to	-14.43%
2021	0.00%	to	0.80%	158,231	30.90	to	27.26	4,523,684	1.09%	14.71%	to	13.80%
2020	0.00%	to	0.80%	168,891	26.94	to	23.96	4,230,284	1.50%	12.00%	to	11.10%
2019	0.00%	to	0.80%	185,066	24.06	to	21.56	4,159,073	1.65%	20.78%	to	19.82%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.00%	to	0.80%	22,957	14.86	to	12.90	312,613	0.00%	4.50%	to	3.67%
2022	0.00%	to	0.80%	21,663	14.22	to	12.44	282,357	0.00%	-12.80%	to	-13.50%
2021	0.00%	to	0.80%	23,988	16.31	to	14.39	360,466	1.96%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	25,959	16.42	to	14.61	394,742	2.09%	9.21%	to	8.34%
2019	0.00%	to	0.80%	32,339	15.04	to	13.48	452,882	1.86%	8.98%	to	8.11%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.00%	to	0.80%	65,934	40.96	to	35.56	2,484,675	0.00%	22.14%	to	21.17%
2022	0.00%	to	0.80%	69,078	33.53	to	29.35	2,139,633	0.00%	-25.05%	to	-25.65%
2021	0.00%	to	0.80%	70,157	44.74	to	39.47	2,911,588	0.00%	16.00%	to	15.08%
2020	0.00%	to	0.80%	74,600	38.57	to	34.30	2,677,922	0.64%	29.93%	to	28.89%
2019	0.00%	to	0.80%	77,750	29.68	to	26.61	2,156,670	0.66%	34.78%	to	33.70%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.00%	to	0.80%	28,489	36.67	to	32.09	967,078	0.00%	25.68%	to	24.68%
2022	0.00%	to	0.80%	31,625	29.18	to	25.74	857,643	0.00%	-16.82%	to	-17.48%
2021	0.00%	to	0.80%	30,103	35.07	to	31.19	983,351	1.04%	23.65%	to	22.66%
2020	0.00%	to	0.80%	32,579	28.37	to	25.43	864,323	1.64%	13.08%	to	12.18%
2019	0.00%	to	0.80%	33,175	25.09	to	22.67	781,595	1.32%	25.67%	to	24.67%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.00%	to	0.80%	65,678	56.60	to	49.15	3,428,486	0.00%	37.95%	to	36.86%
2022	0.00%	to	0.80%	69,184	41.03	to	35.91	2,615,002	0.00%	-30.22%	to	-30.77%
2021	0.00%	to	0.80%	79,020	58.80	to	51.87	4,318,400	0.00%	21.53%	to	20.57%
2020	0.00%	to	0.80%	81,590	48.38	to	43.02	3,680,981	0.70%	51.49%	to	50.29%
2019	0.00%	to	0.80%	90,459	31.93	to	28.63	2,705,011	0.35%	30.29%	to	29.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.00%	to	1.00%	139,628	38.41	to	30.85	4,833,854	0.00%	17.93%	to	16.76%
2022	0.00%	to	1.00%	156,528	32.57	to	26.42	4,610,678	0.00%	-18.28%	to	-19.09%
2021	0.00%	to	1.00%	166,929	39.86	to	32.66	6,040,159	0.16%	13.63%	to	12.50%
2020	0.00%	to	1.00%	177,165	35.08	to	29.03	5,659,980	0.22%	12.33%	to	11.21%
2019	0.00%	to	1.00%	191,041	31.23	to	26.10	5,451,045	2.07%	21.83%	to	20.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.00%	to	1.00%	17,949	26.41	to	21.21	408,225	0.00%	11.25%	to	10.14%
2022	0.00%	to	1.00%	19,642	23.74	to	19.26	404,886	0.00%	-14.39%	to	-15.24%
2021	0.00%	to	1.00%	21,606	27.73	to	22.72	523,841	0.20%	6.71%	to	5.65%
2020	0.00%	to	1.00%	26,517	25.99	to	21.51	613,214	0.13%	8.55%	to	7.47%
2019	0.00%	to	1.00%	32,117	23.94	to	20.01	683,603	1.76%	13.48%	to	12.35%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	0.00%	to	1.00%	203,180	17.71	to	17.08	6,516,094	1.23%	25.96%	to	24.71%
2022	0.00%	to	1.00%	227,635	14.06	to	13.69	5,931,111	1.25%	-18.31%	to	-19.13%
2021	0.00%	to	1.00%	216,554	17.22	to	16.93	7,022,875	2.20%	28.37%	to	27.09%
2020	0.00%	to	1.00%	194,819	13.41	to	13.32	5,055,237	1.98%	34.11%	to	33.22%
2019	0.50%	to	0.80%	173,247	22.29	to	21.85	3,858,198	2.08%	30.50%	to	30.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.50%	to	1.00%	56,946	37.54	to	33.64	2,120,001	0.00%	18.79%	to	18.20%
2022	0.50%	to	1.00%	60,046	31.60	to	28.46	1,880,748	0.00%	-19.29%	to	-19.69%
2021	0.50%	to	1.00%	62,680	39.16	to	35.44	2,431,960	0.13%	14.93%	to	14.35%
2020	0.50%	to	1.00%	66,189	34.07	to	30.99	2,233,098	0.23%	12.25%	to	11.69%
2019	0.50%	to	1.00%	67,619	30.35	to	27.75	2,031,642	1.70%	23.11%	to	22.50%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.00%	to	1.00%	8,378	20.75	to	16.66	155,138	0.00%	8.03%	to	6.96%
2022	0.00%	to	1.00%	9,777	19.21	to	15.58	169,482	0.00%	-12.19%	to	-13.06%
2021	0.00%	to	1.00%	10,553	21.88	to	17.92	209,910	0.24%	2.75%	to	1.73%
2020	0.00%	to	1.00%	10,931	21.29	to	17.62	212,406	0.10%	6.71%	to	5.65%
2019	0.00%	to	1.00%	13,757	19.95	to	16.68	246,282	2.05%	9.53%	to	8.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.00%	to	1.00%	63,977	32.06	to	25.75	1,880,269	0.00%	14.72%	to	13.58%
2022	0.00%	to	1.00%	76,970	27.94	to	22.67	1,989,082	0.00%	-16.55%	to	-17.38%
2021	0.00%	to	1.00%	90,680	33.49	to	27.44	2,815,479	0.19%	10.31%	to	9.22%
2020	0.00%	to	1.00%	104,838	30.36	to	25.12	2,948,078	0.14%	10.34%	to	9.25%
2019	0.00%	to	1.00%	122,723	27.51	to	23.00	3,142,367	2.15%	17.74%	to	16.57%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2023	0.00%	to	0.80%	58,189	14.39	to	13.31	797,502	2.33%	17.31%	to	16.38%
2022	0.00%	to	0.80%	58,339	12.26	to	11.44	684,986	3.71%	-14.51%	to	-15.19%
2021	0.00%	to	0.80%	60,384	14.34	to	13.49	833,610	2.71%	10.53%	to	9.65%
2020	0.00%	to	0.80%	61,991	12.98	to	12.30	778,140	2.41%	7.34%	to	6.48%
2019	0.00%	to	0.80%	17,891	12.09	to	11.55	210,263	3.05%	21.42%	to	20.45%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.00%	to	0.80%	25,816	32.53	to	27.57	771,334	6.12%	13.13%	to	12.23%
2022	0.00%	to	0.80%	26,586	28.75	to	24.57	704,294	5.51%	-11.93%	to	-12.63%
2021	0.00%	to	0.80%	28,295	32.65	to	28.12	853,634	3.93%	4.96%	to	4.13%
2020	0.00%	to	0.80%	39,381	31.10	to	27.01	1,132,876	5.54%	6.02%	to	5.17%
2019	0.00%	to	0.80%	32,250	29.34	to	25.68	883,435	5.73%	14.74%	to	13.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2022	0.50%			15	13.03			195	0.00%	-15.38%
2021	0.50%			23	15.40			354	0.40%	11.78%
2020	0.50%			33	13.77			455	0.11%	6.06%
2019	0.50%			45	12.99			584	2.22%	14.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2023	0.80%			13	12.98			174	0.00%	11.49%
2022	0.80%			5	11.65			58	0.00%	-14.55%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.00%	to	1.00%	84,905	70.83	to	50.96	5,310,613	1.20%	16.06%	to	14.91%
2022	0.00%	to	1.00%	95,366	61.03	to	44.35	5,162,780	1.15%	-13.40%	to	-14.26%
2021	0.00%	to	1.00%	109,885	70.48	to	51.72	6,869,989	1.17%	24.26%	to	23.02%
2020	0.00%	to	1.00%	125,839	56.72	to	42.04	6,328,270	1.21%	13.11%	to	11.99%
2019	0.00%	to	1.00%	133,763	50.14	to	37.54	5,966,226	1.30%	25.65%	to	24.40%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.00%	to	1.00%	19,733	30.21	to	23.37	532,772	5.77%	8.70%	to	7.62%
2022	0.00%	to	1.00%	31,844	27.80	to	21.72	792,940	3.46%	-2.30%	to	-3.27%
2021	0.00%	to	1.00%	38,558	28.45	to	22.45	969,018	5.24%	5.24%	to	4.19%
2020	0.00%	to	1.00%	41,052	27.03	to	21.55	987,477	2.88%	4.06%	to	3.02%
2019	0.00%	to	1.00%	69,671	25.98	to	20.91	1,614,886	5.38%	9.17%	to	8.08%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2023	0.50%	to	0.80%	4,529	14.75	to	14.33	66,797	0.00%	12.05%	to	11.72%
2022	0.50%	to	0.80%	4,633	13.16	to	12.83	60,985	0.00%	-15.51%	to	-15.76%
2021	0.50%	to	0.80%	613	15.58	to	15.23	9,550	0.00%	15.14%	to	14.80	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2023	0.50%	to	0.80%	671	13.57	to	13.18	9,108	0.00%	12.14%	to	11.81%
2022	0.50%	to	0.80%	745	12.10	to	11.79	9,012	0.00%	-14.04%	to	-14.30%
2021	0.80%			6	13.76			83	0.34%	9.36%
2020	0.80%			5	12.58			63	0.69%	4.48%
2019	0.80%			3	12.04			36	3.93%	13.14%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2023	0.00%	to	1.00%	115,786	52.01	to	44.91	5,601,192	1.72%	8.84%	to	7.76%
2022	0.00%	to	1.00%	130,231	47.78	to	41.68	5,823,987	1.18%	-1.13%	to	-2.11%
2021	0.00%	to	1.00%	144,197	48.33	to	42.58	6,553,889	1.23%	34.53%	to	33.19%
2020	0.00%	to	1.00%	163,921	35.92	to	31.97	5,558,196	1.63%	1.49%	to	0.48%
2019	0.00%	to	1.00%	190,889	35.39	to	31.81	6,407,858	2.62%	26.95%	to	25.69%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.00%	to	1.00%	145,220	17.23	to	16.67	2,462,708	1.66%	9.00%	to	7.91%
2022	0.00%	to	1.00%	178,719	15.81	to	15.45	2,793,575	1.44%	-1.02%	to	-2.00%
2021	0.00%	to	1.00%	168,203	15.97	to	15.76	2,669,024	1.41%	34.71%	to	33.37%
2020	0.00%	to	1.00%	158,052	11.86	to	11.82	1,870,985	1.43%	18.55%	to	18.19	%****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2023	0.50%	to	0.80%	15,272	10.68	to	10.38	162,927	2.80%	4.67%	to	4.36%
2022	0.50%	to	0.80%	11,882	10.21	to	9.94	121,153	1.78%	-13.82%	to	-14.08%
2021	0.50%	to	0.80%	19,400	11.84	to	11.57	229,625	2.04%	-2.57%	to	-2.86%
2020	0.50%	to	0.80%	21,326	12.15	to	11.91	258,968	1.92%	6.66%	to	6.34%
2019	0.50%	to	0.80%	39,597	11.39	to	11.20	451,144	2.80%	7.86%	to	7.53%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	0.00%	to	1.00%	25,626	15.43	to	13.19	363,036	2.92%	5.19%	to	4.14%
2022	0.00%	to	1.00%	34,097	14.67	to	12.67	457,103	2.32%	-14.69%	to	-15.54%
2021	0.00%	to	1.00%	35,198	17.20	to	15.00	558,390	1.76%	-1.03%	to	-2.01%
2020	0.00%	to	1.00%	44,198	17.38	to	15.31	701,316	2.57%	7.01%	to	5.95%
2019	0.00%	to	1.00%	42,509	16.24	to	14.45	642,020	2.80%	8.94%	to	7.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2023	0.00%	to	0.80%	29,239	24.70	to	21.80	666,683	0.00%	16.45%	to	15.53%
2022	0.00%	to	0.80%	34,005	21.21	to	18.87	668,905	0.00%	-14.95%	to	-15.63%
2021	0.00%	to	0.80%	33,834	24.94	to	22.36	786,428	0.27%	15.75%	to	14.83%
2020	0.00%	to	0.80%	35,502	21.55	to	19.47	716,085	0.98%	11.67%	to	10.78%
2019	0.00%	to	0.80%	37,666	19.30	to	17.58	683,006	2.98%	20.22%	to	19.26%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2023	0.50%	to	0.80%	4,008	15.65	to	14.94	62,605	0.00%	8.37%	to	8.05%
2022	0.00%	to	0.80%	4,008	14.45	to	13.82	57,710	0.00%	-12.41%	to	-12.67%
2021	0.00%	to	0.80%	2,619	17.66	to	15.83	42,920	0.08%	4.49%	to	3.65%
2020	0.00%	to	0.80%	5,528	16.90	to	15.27	89,855	0.25%	7.69%	to	6.83%
2019	0.00%	to	0.80%	4,534	15.69	to	14.29	68,999	2.31%	10.77%	to	9.89%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2023	0.50%	to	0.80%	24,989	24.18	to	23.07	600,068	0.00%	17.48%	to	17.13%
2022	0.50%	to	0.80%	31,429	20.58	to	19.69	643,662	0.00%	-15.44%	to	-15.69%
2021	0.50%	to	0.80%	29,332	24.34	to	23.36	710,168	0.25%	17.53%	to	17.18%
2020	0.50%	to	0.80%	30,052	20.71	to	19.93	617,916	1.03%	11.80%	to	11.46%
2019	0.50%	to	0.80%	41,879	18.52	to	17.88	771,966	2.97%	21.71%	to	21.35%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2023	0.00%	to	0.80%	7,891	20.04	to	17.68	146,736	0.00%	11.88%	to	10.99%
2022	0.00%	to	0.80%	6,090	17.92	to	15.93	101,713	0.00%	-13.05%	to	-13.74%
2021	0.00%	to	0.80%	7,438	20.61	to	18.47	143,083	0.25%	9.23%	to	8.36%
2020	0.00%	to	0.80%	7,909	18.86	to	17.05	139,289	0.56%	9.15%	to	8.28%
2019	0.00%	to	0.80%	8,453	17.28	to	15.74	137,159	2.91%	14.28%	to	13.37%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2023	0.00%	to	0.80%	46,313	23.21	to	20.48	999,176	0.00%	14.95%	to	14.04%
2022	0.00%	to	0.80%	48,193	20.19	to	17.96	907,906	0.00%	-14.08%	to	-14.76%
2021	0.00%	to	0.80%	53,754	23.50	to	21.07	1,183,468	0.27%	13.64%	to	12.73%
2020	0.00%	to	0.80%	55,576	20.68	to	18.69	1,082,623	0.84%	10.77%	to	9.89%
2019	0.00%	to	0.80%	59,628	18.67	to	17.00	1,053,180	2.76%	18.32%	to	17.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2023	0.50%	to	0.80%	16,704	25.41	to	24.24	421,550	0.00%	19.15%	to	18.79%
2022	0.00%	to	0.80%	17,943	21.32	to	20.41	380,556	0.00%	-15.66%	to	-15.91%
2021	0.50%	to	0.80%	12,806	25.28	to	24.27	321,731	0.19%	19.59%	to	19.23%
2020	0.50%	to	0.80%	13,489	21.14	to	20.35	281,962	1.06%	12.18%	to	11.84%
2019	0.50%	to	0.80%	16,636	18.85	to	18.20	310,810	2.85%	23.53%	to	23.16%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2023	0.00%	to	0.80%	20,131	21.44	to	18.92	398,632	0.00%	13.40%	to	12.50%
2022	0.00%	to	0.80%	21,799	18.91	to	16.82	382,577	0.00%	-13.60%	to	-14.29%
2021	0.00%	to	0.80%	24,646	21.88	to	19.62	503,196	0.26%	11.12%	to	10.24%
2020	0.00%	to	0.80%	25,113	19.69	to	17.80	463,425	0.69%	9.71%	to	8.84%
2019	0.00%	to	0.80%	26,045	17.95	to	16.35	440,321	2.76%	16.29%	to	15.37%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.50%	to	0.80%	4,026	22.90	to	21.92	91,604	0.00%	12.48%	to	12.14%
2022	0.50%	to	0.80%	4,252	20.36	to	19.54	86,076	0.00%	-15.41%	to	-15.67%
2021	0.00%	to	0.80%	17,731	25.65	to	23.18	447,186	0.21%	8.24%	to	7.38%
2020	0.00%	to	0.80%	22,166	23.69	to	21.58	513,028	0.13%	9.41%	to	8.53%
2019	0.00%	to	0.80%	22,928	21.66	to	19.89	485,633	2.18%	15.34%	to	14.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.50%	to	0.80%	3,046	29.45	to	28.18	88,175	0.00%	15.80%	to	15.45%
2022	0.50%	to	0.80%	3,484	25.43	to	24.41	87,293	0.00%	-17.98%	to	-18.22%
2021	0.50%	to	0.80%	3,891	31.00	to	29.85	119,097	0.15%	11.60%	to	11.27%
2020	0.50%	to	0.80%	5,098	27.78	to	26.82	140,259	0.18%	11.06%	to	10.73%
2019	0.50%	to	0.80%	5,290	25.01	to	24.22	131,256	2.02%	19.34%	to	18.98%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2023	0.50%	to	0.80%	12,010	11.51	to	11.40	138,219	0.00%	15.98%	to	15.64%
2022	0.50%	to	0.80%	13,893	9.93	to	9.86	137,879	0.00%	-17.91%	to	-18.15%
2021	0.50%	to	0.80%	17,825	12.09	to	12.05	215,513	0.36%	11.81%	to	11.48%
2020	0.50%	to	0.80%	16,724	10.81			180,831	0.00%	8.13%	to	8.07	%****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2023	0.50%			766	9.83			7,533	2.72%	4.70%
2022	0.50%			691	9.39			6,490	1.54%	-14.16%
2021	0.50%			609	10.94			6,664	0.36%	-2.51%
2020	0.50%			5,262	11.22			59,062	1.61%	6.59%
2019	0.50%			2,800	10.53			29,485	1.09%	5.30%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2023	0.50%			3,513	15.09			53,013	2.74%	19.88%
2022	0.50%			1,295	12.59			16,303	1.49%	-16.80%
2021	0.50%			509	15.13			7,701	1.45%	21.26%
2020	0.50%			93	12.48			1,160	1.39%	15.18%
2019	0.50%			95	10.83			1,029	0.47%	8.33%		*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2023	0.50%	to	0.80%	45,209	11.19	to	11.08	505,035	0.00%	14.38%	to	14.04%
2022	0.50%	to	0.80%	45,961	9.78	to	9.72	449,068	0.00%	-16.91%	to	-17.15%
2021	0.50%	to	0.80%	43,886	11.77	to	11.73	516,451	0.44%	9.89%	to	9.56%
2020	0.50%	to	0.80%	31,414	10.71			336,576	0.00%	7.14%	to	7.08	%****
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2023	0.50%	to	0.80%	42,850	13.79	to	13.40	590,943	2.55%	16.99%	to	16.64%
2022	0.50%	to	0.80%	42,169	11.79	to	11.49	497,088	3.97%	-14.72%	to	-14.97%
2021	0.50%	to	0.80%	41,481	13.82	to	13.51	573,362	3.10%	10.29%	to	9.96%
2020	0.50%	to	0.80%	37,902	12.53	to	12.29	475,070	2.57%	7.00%	to	6.68%
2019	0.50%	to	0.80%	34,491	11.71	to	11.52	404,045	3.35%	21.16%	to	20.80%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2023	0.50%	to	0.80%	39,505	16.12	to	15.38	636,341	3.65%	6.86%	to	6.54%
2022	0.50%	to	0.80%	41,172	15.09	to	14.44	620,694	2.20%	-13.89%	to	-14.15%
2021	0.00%	to	0.80%	53,350	18.76	to	16.82	934,260	5.70%	-0.72%	to	-1.52%
2020	0.00%	to	0.80%	7,814	18.90	to	17.08	138,495	2.79%	9.31%	to	8.44%
2019	0.00%	to	0.80%	7,033	17.29	to	15.75	114,831	2.29%	9.89%	to	9.01%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2023	0.00%	to	1.00%	212,447	14.32	to	13.00	2,893,788	1.90%	15.67%	to	14.52%
2022	0.00%	to	1.00%	223,122	12.38	to	11.35	2,641,030	0.00%	-37.93%	to	-38.54%
2021	0.00%	to	1.00%	251,824	19.94	to	18.47	4,820,204	0.37%	-1.08%	to	-2.07%
2020	0.00%	to	1.00%	275,974	20.16	to	18.86	5,365,925	1.00%	51.04%	to	49.54%
2019	0.00%	to	1.00%	293,331	13.35	to	12.61	3,797,666	1.25%	33.15%	to	31.82%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.00%	to	0.80%	34,467	14.19	to	13.83	480,958	2.71%	15.67%	to	14.75%
2022	0.00%	to	0.80%	36,538	12.26	to	12.05	443,071	3.87%	-5.86%	to	-6.61%
2021	0.00%	to	0.80%	31,178	13.03	to	12.90	403,674	3.40%	10.58%	to	9.70%
2020	0.00%	to	0.80%	29,447	11.78	to	11.76	346,567	0.00%	17.82%	to	17.62	%****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.00%	to	1.00%	86,979	60.44	to	51.68	4,894,209	5.46%	35.36%	to	34.01%
2022	0.00%	to	1.00%	74,517	44.65	to	38.56	3,106,124	5.09%	-12.49%	to	-13.36%
2021	0.00%	to	1.00%	83,106	51.02	to	44.51	3,998,123	0.00%	40.45%	to	39.05%
2020	0.00%	to	1.00%	88,991	36.33	to	32.01	3,057,714	0.00%	30.09%	to	28.80%
2019	0.00%	to	1.00%	94,024	27.93	to	24.85	2,491,453	4.03%	30.53%	to	29.23%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.00%	to	1.00%	959,585	32.24	to	27.56	28,580,968	0.00%	20.58%	to	19.38%
2022	0.00%	to	1.00%	1,013,991	26.74	to	23.09	25,169,298	0.00%	-37.61%	to	-38.23%
2021	0.00%	to	1.00%	1,080,260	42.85	to	37.38	43,213,992	0.12%	-4.70%	to	-5.65%
2020	0.00%	to	1.00%	1,127,495	44.97	to	39.62	47,505,905	0.00%	60.90%	to	59.30%
2019	0.00%	to	1.00%	1,220,702	27.95	to	24.87	32,100,798	0.00%	37.25%	to	35.89%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.00%	to	1.00%	657,136	34.50	to	29.50	20,943,789	1.51%	8.63%	to	7.55%
2022	0.00%	to	1.00%	702,501	31.76	to	27.42	20,715,786	1.37%	-2.66%	to	-3.63%
2021	0.00%	to	1.00%	746,061	32.62	to	28.46	22,712,209	0.74%	24.02%	to	22.78%
2020	0.00%	to	1.00%	795,881	26.31	to	23.18	19,605,450	2.08%	-1.14%	to	-2.13%
2019	0.00%	to	1.00%	841,557	26.61	to	23.68	21,064,617	2.23%	23.85%	to	22.61%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2023	0.00%	to	1.00%	458,999	36.55	to	31.25	15,538,818	0.52%	23.39%	to	22.17%
2022	0.00%	to	1.00%	493,286	29.62	to	25.58	13,596,367	0.39%	-17.06%	to	-17.89%
2021	0.00%	to	1.00%	528,004	35.71	to	31.15	17,639,821	0.30%	26.57%	to	25.31%
2020	0.00%	to	1.00%	574,688	28.22	to	24.86	15,229,689	0.42%	13.55%	to	12.42%
2019	0.00%	to	1.00%	647,135	24.85	to	22.11	15,170,490	0.65%	28.07%	to	26.80%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	0.50%	to	0.80%	5,872	31.78	to	30.32	186,565	0.34%	19.99%	to	19.64%
2022	0.50%	to	0.80%	5,938	26.48	to	25.34	157,230	0.51%	-23.30%	to	-23.53%
2021	0.50%	to	0.80%	5,950	34.53	to	33.14	205,405	0.37%	26.18%	to	25.80%
2020	0.50%	to	0.80%	5,515	27.36	to	26.34	150,861	0.81%	12.80%	to	12.46%
2019	0.50%	to	0.80%	5,712	24.26	to	23.43	138,550	0.82%	25.38%	to	25.00%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.00%	to	1.00%	1,434,492	69.03	to	59.62	92,420,535	1.44%	23.88%	to	22.65%
2022	0.00%	to	1.00%	1,539,144	55.72	to	48.61	80,386,932	0.87%	-22.10%	to	-22.88%
2021	0.00%	to	1.00%	1,664,986	71.53	to	63.03	112,064,798	0.54%	30.24%	to	28.95%
2020	0.00%	to	1.00%	1,591,211	54.92	to	48.88	82,506,351	1.34%	18.90%	to	17.71%
2019	0.00%	to	1.00%	1,750,394	46.19	to	41.52	76,659,334	1.70%	37.62%	to	36.25%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2023	0.00%	to	1.00%	272,564	23.98	to	20.50	6,105,921	2.41%	12.88%	to	11.76%
2022	0.00%	to	1.00%	260,111	21.24	to	18.34	5,147,212	1.43%	-28.52%	to	-29.23%
2021	0.00%	to	1.00%	302,132	29.71	to	25.92	8,395,990	1.08%	46.75%	to	45.29%
2020	0.00%	to	1.00%	319,829	20.25	to	17.84	6,079,783	1.48%	-5.39%	to	-6.33%
2019	0.00%	to	1.00%	365,839	21.40	to	19.04	7,402,153	1.69%	30.70%	to	29.40%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2023	0.50%	to	0.80%	25,367	22.97	to	22.25	582,511	1.17%	15.77%	to	15.42%
2022	0.50%	to	0.80%	25,551	19.84	to	19.28	506,798	0.92%	-21.12%	to	-21.35%
2021	0.50%	to	0.80%	24,362	25.16	to	24.51	612,592	0.84%	13.63%	to	13.29%
2020	0.50%	to	0.80%	18,982	22.14	to	21.64	419,841	1.01%	18.72%	to	18.37%
2019	0.50%	to	0.80%	15,280	18.65	to	18.28	284,619	0.88%	24.34%	to	23.96%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.00%	to	0.80%	6,090	12.77	to	11.27	71,906	3.12%	5.69%	to	4.85%
2022	0.00%	to	0.80%	8,290	12.08	to	10.74	92,619	1.38%	-5.67%	to	-6.42%
2021	0.00%	to	0.80%	16,888	12.81	to	11.48	201,666	0.88%	-0.59%	to	-1.38%
2020	0.00%	to	0.80%	19,701	12.88	to	11.64	237,922	2.33%	2.83%	to	2.29%
2019	0.00%	to	0.80%	7,706	12.53	to	11.41	90,634	1.95%	4.09%	to	3.26%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.00%	to	0.80%	1,940	22.84	to	20.31	41,023	2.40%	15.56%	to	14.64%
2022	0.00%	to	0.80%	2,160	19.76	to	17.72	39,837	3.54%	-5.99%	to	-6.74%
2021	0.50%	to	0.80%	2,146	19.73	to	19.00	42,041	1.97%	9.85%	to	9.52%
2020	0.50%	to	0.80%	3,111	17.96	to	17.35	55,095	1.41%	4.65%	to	4.34%
2019	0.00%	to	0.80%	3,284	18.11	to	16.63	55,682	0.76%	12.49%	to	11.59%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.00%	to	1.00%	633,494	17.15	to	10.82	11,854,184	4.63%	4.75%	to	3.70%
2022	0.00%	to	1.00%	818,867	16.37	to	10.44	14,614,040	1.36%	1.30%	to	0.29%
2021	0.00%	to	1.00%	633,266	16.16	to	10.41	11,158,000	0.00%	0.00%	to	-1.00%
2020	0.00%	to	1.30%	983,748	16.16	to	14.25	15,844,953	0.22%	0.24%	to	-1.06%
2019	0.00%	to	1.30%	896,687	16.12	to	14.40	15,473,870	1.73%	1.78%	to	0.46%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.00%	to	1.00%	135,999	117.75	to	46.85	17,483,766	0.51%	13.99%	to	12.86%
2022	0.00%	to	1.00%	144,812	103.30	to	41.51	16,432,911	0.44%	-18.77%	to	-19.57%
2021	0.00%	to	1.00%	156,064	127.16	to	51.62	21,875,493	0.00%	30.84%	to	29.54%
2020	0.00%	to	1.30%	170,516	97.19	to	93.51	18,301,955	0.02%	22.69%	to	21.10%
2019	0.00%	to	1.30%	184,497	79.22	to	77.21	16,108,059	0.07%	25.65%	to	24.03%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.00%	to	1.00%	72,182	27.92	to	22.07	1,816,792	0.00%	17.47%	to	16.30%
2022	0.00%	to	1.00%	62,558	23.77	to	18.97	1,349,805	0.00%	-30.37%	to	-31.06%
2021	0.00%	to	1.00%	86,854	34.14	to	27.52	2,701,314	0.00%	10.31%	to	9.21%
2020	0.00%	to	1.00%	95,021	30.95	to	25.20	2,695,044	0.00%	40.89%	to	39.49%
2019	0.00%	to	1.00%	101,073	21.97	to	18.07	2,043,044	0.00%	35.71%	to	34.36%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.00%	to	1.00%	53,018	79.86	to	50.16	3,690,615	0.42%	17.45%	to	16.28%
2022	0.00%	to	1.00%	58,424	67.99	to	43.14	3,467,370	0.33%	-12.91%	to	-13.78%
2021	0.00%	to	1.00%	64,741	78.07	to	50.03	4,442,388	0.00%	32.04%	to	30.73%
2020	0.00%	to	1.00%	63,527	59.13	to	38.27	3,323,166	0.08%	5.15%	to	4.11%
2019	0.00%	to	1.00%	66,670	56.23	to	36.76	3,329,173	1.00%	19.00%	to	17.82%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.00%	to	1.00%	396,760	81.32	to	33.15	57,389,911	1.34%	8.27%	to	7.20%
2022	0.00%	to	1.00%	424,376	75.10	to	30.92	56,928,961	1.17%	-8.44%	to	-9.35%
2021	0.00%	to	1.00%	456,227	82.03	to	34.11	66,619,119	0.76%	21.88%	to	20.67%
2020	0.00%	to	1.00%	520,817	67.30	to	28.27	60,378,563	1.15%	10.35%	to	9.26%
2019	0.00%	to	1.00%	570,603	60.99	to	25.88	59,250,787	1.16%	29.31%	to	28.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	0.00%	to	1.00%	92,834	20.78	to	19.16	1,865,635	0.00%	18.15%	to	16.97%
2022	0.00%	to	1.00%	109,373	17.59	to	16.38	1,876,189	0.00%	-28.73%	to	-29.44%
2021	0.00%	to	1.00%	114,680	24.68	to	23.21	2,768,638	0.00%	12.99%	to	11.87%
2020	0.00%	to	1.00%	116,522	21.84	to	20.75	2,498,887	0.00%	39.98%	to	38.59%
2019	0.00%	to	1.00%	120,729	15.61	to	14.97	1,856,891	0.00%	32.75%	to	31.43%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)
2023	0.00%			276	23.33			6,441	0.03%	13.28%
2022	0.00%			1,137	20.60			23,417	1.59%	-22.69%
2021	0.00%			1,148	26.64			30,584	0.33%	13.35%
2020	0.00%			1,162	23.50			27,311	0.52%	12.57%
2019	0.00%			1,172	20.88			24,469	0.16%	27.69%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2023	0.00%	to	0.80%	2,413	74.15	to	62.86	163,103	0.00%	17.96%	to	17.03%
2022	0.00%	to	0.80%	2,903	62.86	to	53.71	166,820	0.00%	-28.83%	to	-29.39%
2021	0.00%	to	0.80%	2,864	88.32	to	76.07	232,182	0.00%	12.72%	to	11.83%
2020	0.00%	to	0.80%	2,929	78.35	to	68.03	210,884	0.00%	39.71%	to	38.60%
2019	0.50%	to	0.80%	2,134	51.60	to	49.08	109,624	0.00%	31.82%	to	31.43%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)
2023	0.00%			47	34.57			1,628	0.51%	10.69%
2021	0.00%			132	34.69			4,579	0.20%	32.52%
2020	0.00%			279	26.18			7,303	0.60%	-2.83%
2019	0.00%			461	26.94			12,419	0.21%	16.43%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.00%	to	1.00%	119,910	68.75	to	15.97	5,291,276	0.35%	26.90%	to	25.64%
2022	0.00%	to	1.00%	131,435	54.17	to	12.71	4,536,223	0.44%	-18.45%	to	-19.26%
2021	0.00%	to	1.00%	135,780	66.43	to	15.74	5,707,429	0.38%	23.48%	to	22.25%
2020	0.00%	to	1.00%	138,566	53.80	to	12.88	4,736,936	0.62%	19.56%	to	18.37%
2019	0.00%	to	1.00%	145,098	45.00	to	10.88	4,017,368	0.57%	25.88%	to	8.79%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.00%	to	1.00%	54,802	20.39	to	13.08	1,271,021	4.36%	5.90%	to	4.85%
2022	0.00%	to	1.00%	63,108	19.25	to	12.47	1,379,328	3.86%	-5.19%	to	-6.13%
2021	0.00%	to	1.00%	62,402	20.30	to	13.29	1,453,796	2.53%	0.74%	to	-0.26%
2020	0.00%	to	1.00%	72,881	20.15	to	13.32	1,636,326	2.47%	3.46%	to	2.43%
2019	0.00%	to	1.00%	69,980	19.48	to	13.01	1,489,876	1.97%	3.69%	to	2.66%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2023	0.50%			709	13.34			9,463	0.17%	8.63%
2022	0.50%			752	12.28			9,237	18.90%	-12.52%
2021	0.50%			793	14.04			11,135	0.99%	7.97%
2020	0.50%			828	13.01			10,768	2.14%	5.14%
2019	0.50%			866	12.37			10,712	2.14%	13.91%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2023	0.50%	to	0.80%	215	14.21	to	13.76	3,044	0.36%	10.45%	to	10.12%
2022	0.50%	to	0.80%	247	12.86	to	12.49	3,172	8.32%	-14.22%	to	-14.47%
2021	0.50%	to	0.80%	284	14.99	to	14.61	4,254	1.03%	11.87%	to	11.53%
2020	0.50%	to	0.80%	178	13.40	to	13.10	2,369	2.02%	4.65%	to	4.34%
2019	0.50%	to	0.80%	186	12.81	to	12.55	2,379	1.84%	16.35%	to	16.00%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2023	0.80%			9	13.70			123	0.36%	9.35%
2022	0.80%			8	12.53			100	16.87%	-14.21%
2021	0.80%			6	14.60			88	1.07%	10.10%
2020	0.80%			5	13.26			66	2.33%	5.06%
2019	0.80%			3	12.63			38	2.36%	15.24%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.50%	to	0.80%	21,723	15.06	to	14.55	327,223	2.96%	7.60%	to	7.28%
2022	0.50%	to	0.80%	21,953	14.00	to	13.56	306,997	7.78%	-12.28%	to	-12.55%
2021	0.50%	to	0.80%	17,872	15.96	to	15.50	285,228	11.00%	15.65%	to	15.31%
2020	0.50%	to	0.80%	17,554	13.80	to	13.45	242,205	5.05%	7.47%	to	7.15%
2019	0.50%	to	0.80%	16,466	12.84	to	12.55	211,378	2.93%	11.34%	to	11.00%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2023	0.50%	to	0.80%	4,426	11.53	to	11.03	50,992	2.53%	5.69%	to	5.37%
2022	0.50%	to	0.80%	4,992	10.91	to	10.47	54,433	1.50%	-19.39%	to	-19.63%
2021	0.50%	to	0.80%	9,201	13.53	to	13.02	124,463	5.66%	-7.98%	to	-8.26%
2020	0.50%	to	0.80%	10,566	14.70	to	14.19	155,281	4.77%	10.22%	to	9.89%
2019	0.50%	to	0.80%	11,894	13.34	to	12.92	158,599	2.12%	6.49%	to	6.17%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.00%	to	0.80%	66,440	13.62	to	12.11	864,919	3.60%	4.98%	to	4.14%
2022	0.00%	to	0.80%	70,914	12.97	to	11.63	880,847	1.61%	-5.75%	to	-6.50%
2021	0.00%	to	0.80%	94,932	13.77	to	12.43	1,247,283	0.52%	-0.93%	to	-1.72%
2020	0.00%	to	0.80%	111,242	13.89	to	12.65	1,480,269	1.20%	2.99%	to	2.17%
2019	0.00%	to	0.80%	111,462	13.49	to	12.38	1,445,415	2.72%	4.03%	to	3.20%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	0.50%	to	0.80%	26,216	8.01	to	7.78	209,856	20.88%	-8.31%	to	-8.59%
2022	0.50%	to	0.80%	45,547	8.73	to	8.51	397,724	19.02%	8.07%	to	7.75%
2021	0.50%	to	0.80%	8,113	8.08	to	7.90	65,529	3.97%	32.68%	to	32.28%
2020	0.50%	to	0.80%	4,245	6.09	to	5.97	25,841	6.11%	0.85%	to	0.54%
2019	0.50%	to	0.80%	411	6.04	to	5.94	2,479	3.81%	10.88%	to	10.54%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.50%	to	0.80%	45,592	13.67	to	13.28	622,924	2.08%	8.10%	to	7.77%
2019	0.50%	to	0.80%	34,429	12.65	to	12.32	435,091	3.03%	7.81%	to	7.49%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.50%	to	0.80%	13,915	10.61	to	10.55	147,546	4.74%	5.38%	to	5.07%
2022	0.50%			1,288	10.07			12,964	0.61%	0.66%		* ***

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.00%	to	0.80%	50,529	20.46	to	19.40	1,000,756	1.95%	15.67%	to	14.75%
2022	0.50%	to	0.80%	41,803	17.20	to	16.91	718,505	1.47%	-3.61%	to	-3.90%
2021	0.50%	to	0.80%	38,227	17.84	to	17.59	681,581	1.05%	26.67%	to	26.29%
2020	0.50%	to	0.80%	30,397	14.09	to	13.93	427,936	1.68%	5.28%	to	4.96%
2019	0.50%	to	0.80%	31,185	13.38	to	13.27	417,112	1.91%	29.75%	to	29.37%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2023	0.50%	to	0.80%	69,255	30.65	to	30.00	2,121,418	0.00%	43.76%	to	43.33%
2022	0.50%	to	0.80%	61,301	21.32	to	20.93	1,306,138	0.00%	-30.85%	to	-31.06%
2021	0.50%	to	0.80%	62,945	30.83	to	30.36	1,939,854	0.00%	22.04%	to	21.68%
2020	0.50%	to	0.80%	76,808	25.26	to	24.95	1,939,462	0.04%	38.02%	to	37.60%
2019	0.00%	to	0.80%	80,650	18.59	to	18.13	1,478,400	0.13%	36.74%	to	35.65%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	0.00%	to	0.80%	8,275	33.10	to	28.05	248,389	0.04%	18.51%	to	17.57%
2022	0.00%	to	0.80%	8,858	27.93	to	23.86	225,411	1.58%	-14.77%	to	-15.45%
2021	0.00%	to	0.80%	8,871	32.77	to	28.22	266,112	1.14%	8.82%	to	7.95%
2020	0.00%	to	0.80%	9,438	30.11	to	26.14	261,300	1.77%	12.10%	to	11.20%
2019	0.00%	to	0.80%	8,829	26.86	to	23.51	219,166	1.38%	25.15%	to	24.16%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.00%	to	0.80%	69,733	65.88	to	59.06	4,301,592	0.00%	2.68%	to	1.87%
2022	0.00%	to	0.80%	73,057	64.16	to	57.98	4,394,774	0.00%	-12.69%	to	-13.38%
2021	0.00%	to	0.80%	82,786	73.48	to	66.94	5,752,167	0.00%	12.83%	to	11.93%
2020	0.00%	to	0.80%	88,576	65.13	to	59.80	5,478,428	0.00%	29.27%	to	28.24%
2019	0.00%	to	0.80%	101,270	50.38	to	46.63	4,868,461	0.00%	28.63%	to	27.61%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2023	0.00%			3,068	14.36			44,070	3.07%	4.69%
2022	0.00%			3,083	13.72			42,297	1.69%	-4.79%
2021	0.00%			3,094	14.41			44,584	1.08%	-0.12%
2020	0.00%			3,359	14.43			48,461	1.71%	4.45%
2019	0.00%			3,118	13.81			43,066	2.11%	4.10%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.50%			781	11.21			8,760	0.00%	12.13%		* ***
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	0.00%	to	1.00%	19,710	28.25	to	20.66	607,932	4.16%	11.40%	to	10.30%
2022	0.00%	to	1.00%	21,363	25.36	to	18.73	594,919	4.50%	-6.93%	to	-7.85%
2021	0.00%	to	1.00%	22,252	27.25	to	20.32	667,773	5.13%	-4.05%	to	-5.01%
2020	0.00%	to	1.00%	22,248	28.40	to	21.40	703,175	7.17%	8.92%	to	7.84%
2019	0.00%	to	1.00%	24,813	26.07	to	19.84	714,438	0.37%	12.62%	to	11.50%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.00%	to	1.00%	57,660	36.58	to	32.62	1,856,752	3.52%	9.77%	to	8.68%
2022	0.00%	to	1.00%	66,213	33.33	to	30.02	1,952,681	0.28%	-24.37%	to	-25.13%
2021	0.00%	to	1.00%	72,767	44.07	to	40.09	2,850,226	0.92%	-11.87%	to	-12.75%
2020	0.00%	to	1.00%	77,236	50.00	to	45.95	3,443,120	2.07%	17.25%	to	16.08%
2019	0.00%	to	1.00%	85,729	42.65	to	39.58	3,269,105	0.50%	30.60%	to	29.30%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.00%	to	1.00%	61,529	37.39	to	33.00	2,778,114	2.76%	-3.58%	to	-4.54%
2022	0.00%	to	1.00%	69,477	38.78	to	34.57	3,250,243	1.66%	8.39%	to	7.32%
2021	0.00%	to	1.00%	69,177	35.78	to	32.21	3,031,459	0.44%	18.92%	to	17.74%
2020	0.00%	to	1.30%	73,594	30.09	to	36.31	2,734,746	0.95%	19.11%	to	17.57%
2019	0.00%	to	1.30%	77,074	25.26	to	30.89	2,447,309	0.00%	11.87%	to	10.42%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2023	0.50%			7,338	12.73			93,443	2.49%	10.76%
2022	0.50%			5,665	11.50			65,128	1.40%	-26.27%
2021	0.50%			3,687	15.59			57,490	1.02%	46.14%
2020	0.50%			353	10.67			3,766	0.42%	-1.82%
2019	0.50%			2,122	10.87			23,062	2.15%	8.68%		* ***

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-
See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.